      As filed with the Securities and Exchange Commission on February 27, 2003.
                                                      Registration No. 333-71074

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 3

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                           (Exact name of Registrant)

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               (Name of Depositor)


                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                            James D. Gallagher, Esq.
                  Vice President, Secretary and General Counsel
            The Manufacturers Life Insurance Company of North America
                                73 Tremont Street
                           Boston, Massachusetts 02108
                     (Name and Address of Agent for Service)

                                    Copy to:
                              J. Sumner Jones, Esq.
                             Jones & Blouch, L.L.P.
                       1025 Thomas Jefferson Street, N.W.
                              Washington, DC 20007

Title of Securities Being Registered:  Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

      [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

      [ ] on May 1, 2003 pursuant to paragraph (b) of Rule 485

      [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

      [X] on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

      [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H



                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item
Part A      Caption in Prospectus
--------    ---------------------
1 ........  Cover Page
2 ........  Appendix A:  Special Terms
3 ........  Summary
4 ........  Appendix B:  Table of Accumulation Values
5 ........  General Information about Us, The Variable Account, the Trust and the Merrill
              Variable Funds
6 ........  Charges and Deductions; Withdrawal Charges; Reduction or Elimination of
              Withdrawal Charges; Administration Fees; Mortality and Expense Risks
              Charge; Taxes; Expenses of Distributing the Contract
7 ........  Accumulation Period Provisions; Company Approval; Purchase Payments;
              Accumulation Units; Net Investment Factor; Transfers Among Investment
              Options; Telephone Transactions; Special Transfer Services - Dollar Cost
              Averaging; Asset Rebalancing Program; Withdrawals; Special Withdrawal
              Services - the Income Plan; Contract Owner Inquiries; Other Contract
              Provisions; Ownership; Beneficiary; Modification
8 ........  Pay Out Period Provisions; General; Annuity Options; Determination of Amount
              of the First Variable Annuity Benefit Payment; Annuity Units and the
              Determination of Subsequent Variable Annuity Benefit Payments; Transfers
              During the Pay Out During the Pay Out Period
9 ........  Accumulation Period Provisions; Death Benefit During the Accumulation Period;
              Pay Out Period Provisions; Death Benefit Period
10 .......  Accumulation Period Provisions; Purchase Payments; Accumulation Units; Value
              of Accumulation Units; Net Investment Factor; Distribution of Contracts
11 .......  Withdrawals; Restrictions under the Texas Optional Retirement Program;
              Accumulation Period Provisions; Purchase Payments; Other Contract
              Provisions; Ten Day Right to Review
12 .......  Federal Tax Matters; Introduction; Taxation of Annuities in General;
              Diversification Requirements; Qualified Retirement Plans; Appendix G:
              Qualified Plan Types
13 .......  Legal Proceedings
14 .......  Statement of Additional Information - Table of Contents

Part B ...  Caption in Statement of Additional Information
------      -----------------------------------------------
15 .......  Cover Page
16 .......  Table of Contents
17 .......  General Information and History.
18 .......  Services-Independent Auditors, Services-Servicing Agent
19 .......  Not Applicable
20 .......  Services - Principal Underwriter
21 .......  Performance Data
22 .......  Not Applicable
23 .......  Financial Statements

                                     PART A
                      Information Contained in a Prospectus
                                    VERSION I

                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                DATED MAY 1, 2002

MERRILL VARIABLE FUNDS

      For contracts issued on or after January 28, 2002, purchase payments may not be allocated to the three Merrill Lynch Variable Series Funds, Inc.("Merrill Variable Funds") investment options described below. Contracts issued prior to January 28, 2002 may continue to allocate purchase payments to these three investment options.

      Merrill Variable Funds is registered under the 1940 Act as an open-end management investment company. Each of the portfolios are diversified for purposes of the 1940 Act, with the exception of the Developing Capital Markets V.I. Fund which is non-diversified. Merrill Variable Funds receive investment advisory services from Merrill Lynch Investment Management ("MLIM"). In case of the Developing Capital Markets V.I. Fund, MLIM has retained Merrill Lynch Asset Management U.K. Limited, affiliate of MLIM, to act as the sub-investment adviser. The Merrill Variable Funds Class B shares are subject to a Rule 12b-1 fee of up to 0.15% of a portfolio's Class B net assets. Below is a brief description of each portfolio's investment objectives and certain policies relating to that objective.

The MERRILL LYNCH SMALL CAP VALUE V.I. FUND (formerly, the Merrill Lynch Small Cap Value Focus Fund) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies and emerging growth companies, regardless of size, that management of Merrill Variable Funds believes have special investment value.

The MERRILL LYNCH BASIC VALUE V.I. FUND (formerly, the Merrill Lynch Basic Value Focus Fund) seeks capital appreciation and, secondarily, income by investing in securities, primarily stocks, that management of the portfolio believes are undervalued (stock price is less than what management of the Fund believes it is worth) and therefore represent basic investment value.

The MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND (formerly, the Merrill Lynch Developing Capital Markets Fund) seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its objective, the portfolio considers countries having smaller capital markets to be all countries other than the United States, United Kingdom, Japan and Germany. The Fund may also invest in fixed income securities of companies and governments in these countries. The Fund's management anticipates that under most circumstances the Fund will have substantial investments in emerging markets.

      A full description of Merrill Variable Funds, including the investment objectives, policies and restrictions of each portfolio is contained in Merrill Variable Funds' prospectus which accompanies this prospectus and should be read by a prospective purchaser before investing.

                         ACCUMULATION UNIT VALUE TABLES

TABLE OF ACCUMULATION UNIT VALUES RELATING TO THE CONTRACT (A)

SUB-ACCOUNT                                 UNIT         UNIT       NUMBER OF
                                          VALUE AT     VALUE AT     UNITS AT
                                          START OF      END OF       END OF
                                          YEAR (A)       YEAR         YEAR
----------------------------------        --------     --------     ---------
Merrill Lynch Small Cap Value V.I.       12.500000
12/31/2001
Merrill Lynch Basic Value V.I.
12/31/2001                               12.500000
Merrill Lynch Developing Capital
Markets V.I.
12/31/2001                               12.500000

(A) Units under the series of contracts were first credited under the sub-account on April 30, 2001.

TABLE OF ACCUMULATION UNIT VALUES RELATING TO PRIOR CONTRACTS

SUB-ACCOUNT                                 UNIT         UNIT       NUMBER OF
                                          VALUE AT     VALUE AT     UNITS AT
                                          START OF      END OF       END OF
                                          YEAR (A)       YEAR         YEAR
----------------------------------        --------     --------     ---------
Merrill Lynch Small Cap Value V.I.       12.500000
12/31/2001
Merrill Lynch Basic Value V.I.
12/31/2001                               12.500000
Merrill Lynch Developing Capital
Markets V.I.
12/31/2001                               12.500000

(A) Units under the series of contracts were first credited under the sub-account on April 30, 2001.


                          SUPPLEMENT DATED MAY 1, 2003

     ANNUITY SERVICE OFFICE                              MAILING ADDRESS
 500 Boylston Street, Suite 400                       Post Office Box 9230
Boston, Massachusetts 02116-3739                Boston, Massachusetts 02205-9230
         (617) 663-3000                                www.manulifeusa.com
         (800) 344-1029



                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                       OF
                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)


                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING


      This Prospectus describes an annuity contract (the "CONTRACT") issued by The Manufacturers Life Insurance Company (U.S.A.) ("WE" or "US" or "MANULIFE USA"). The contract is a flexible purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract. Parts of this Prospectus also describe other variable annuity contracts that we no longer offer and ones that we offer only in the state of Washington.


      - Contract values and annuity benefit payments are based upon sixty-five investment options. Sixty-three options are variable and two are fixed account options.


      - Contract values (other than those allocated to one of the fixed accounts) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those sub-accounts.


      - Each sub-account's assets are invested in either (a) shares of a corresponding portfolio of a mutual fund, American Fund Insurance Series or (b) Series II shares (formerly referred to as "Class B shares" of a corresponding portfolio of a mutual fund, Manufacturers Investment Trust (the "TRUST"). Contract issued prior to January 28, 2002 are invested in Series I shares (formerly referred to as "Class A shares") of a corresponding portfolio of the Trust. We will provide the contract owner ("you") a prospectus for the American Fund Insurance Series and the Trust with this Prospectus.


      - SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

      - Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.

      -     Special terms are defined in a glossary in Appendix A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

- Additional information about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (800) 344-1029.

- The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


General Information and History ...........................................    3
Performance Data ..........................................................    3
Services
     Independent Auditors .................................................   21
     Servicing Agent ......................................................   21
     Principal Underwriter ................................................   22
APPENDIX A: PERFORMANCE DATA - SERIES I SHARES ............................    3
APPENDIX B: PERFORMANCE DATA - SERIES II SHARES ...........................    3
AUDITED FINANCIAL STATEMENTS ..............................................   23




                   The date of this Prospectus is May 1, 2003.

                                TABLE OF CONTENTS


SUMMARY ...................................................................    4
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST ..........   14
   The Manufacturers Life Insurance Company (U.S.A.) ......................   14
   The Variable Account ...................................................   15
   The American und Insurance Series ......................................   15
   The Trust ..............................................................   15
DESCRIPTION OF THE CONTRACT ...............................................   23
 ACCUMULATION PERIOD PROVISIONS ...........................................   23
   Purchase Payments ......................................................   23
   Accumulation Units .....................................................   23
   Value of Accumulation Units ............................................   24
   Net Investment Factor ..................................................   24
   Transfers Among Investment Options .....................................   24
   Maximum Number of Investment Options ...................................   25
   Telephone Transactions .................................................   25
   Special Transfer Services - Dollar Cost Averaging ......................   25
   Asset Rebalancing Program ..............................................   25
   Withdrawals ............................................................   26
   Special Withdrawal Services - The Income Plan ..........................   27
   Death Benefit During the Accumulation Period ...........................   27
 PAY-OUT PERIOD PROVISIONS ................................................   30
   General ................................................................   30
   Annuity Options ........................................................   30
   Determination of Amount of the First Variable Annuity Payment ..........   31
   Annuity Units and the Determination of Subsequent Variable Annuity
    Payments ..............................................................   31
   Transfers During Pay-out Period ........................................   32
   Death Benefit During Pay-out Period ....................................   32
 OTHER CONTRACT PROVISIONS ................................................   32
   Ten Day Right to Review ................................................   32
   Ownership ..............................................................   32
   Annuitant ..............................................................   33
   Beneficiary ............................................................   33
   Modification ...........................................................   33
   Our Approval ...........................................................   33
   Misstatement and Proof of Age, Sex or Survival .........................   34
 FIXED ACCOUNT INVESTMENT OPTIONS .........................................   34
CHARGES AND DEDUCTIONS ....................................................   36
   Withdrawal Charges .....................................................   36
   Reduction or Elimination of Withdrawal Charges .........................   37
   Administration Fees ....................................................   37
   Distribution Fee .......................................................   37
   Mortality and Expense Risks Charge .....................................   38
   American Funds Subaccount Rider Charge .................................   38
   Taxes ..................................................................   38
   Expenses of Distributing Contracts......................................   38
FEDERAL TAX MATTERS .......................................................   39
 INTRODUCTION .............................................................   39
 OUR TAX STATUS ...........................................................   39
 TAXATION OF ANNUITIES IN GENERAL .........................................   39
   Tax Deferral During Accumulation Period ................................   39
   Taxation of Partial and Full Withdrawals ...............................   41
   Taxation of Annuity Benefit Payments ...................................   41
   Taxation of Death Benefit Proceeds .....................................   42
   Penalty Tax on Premature Distributions .................................   42
   Aggregation of Contracts ...............................................   43
 QUALIFIED RETIREMENT PLANS ...............................................   43
   Direct Rollovers .......................................................   44
   Loans ..................................................................   45
 FEDERAL INCOME TAX WITHHOLDING ...........................................   45
GENERAL MATTERS ...........................................................   46
   Performance Data .......................................................   46
   Asset Allocation and Timing Services ...................................   46
   Restrictions under the Texas Optional Retirement Program ...............   46
   Distribution of Contracts ..............................................   47
   Contract Owner Inquiries ...............................................   47
   Confirmation Statements ................................................   47
   Legal Proceedings ......................................................   47
   Cancellation of the Contract ...........................................   47
   Voting Interest ........................................................   47
   Reinsurance Arrangements ...............................................   48
APPENDIX A: SPECIAL TERMS .................................................  A-1
APPENDIX B-1: TABLE OF ACCUMULATION UNIT VALUES - SERIES I SHARES .........  B-1
APPENDIX B-2: TABLE OF ACCUMULATION UNIT VALUES - SERIES II SHARES ........  B-
APPENDIX C: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE ..................  C-1
APPENDIX D: STATE PREMIUM TAXES ...........................................  D-1
APPENDIX E: PRIOR CONTRACTS (VV CONTRACTS) ................................  E-1
APPENDIX F: QUALIFIED PLAN TYPES ..........................................  F-1

                                     SUMMARY

OVERVIEW OF THE CONTRACT. Under the contract, you make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $25,000. Subsequent purchase payments must be at least $1,000 (except for qualified plans where the minimum is $30). Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment. If permitted by state law, we may cancel your contract if you have made no purchase payments for two years, your contract value is less than $2,000 and your purchase payments over the life of your contract, minus your withdrawals over the life of the contract is less than $2,000.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.


INVESTMENT OPTIONS. Variable. There is no limit on the number of variable investment options to which you may allocate purchase payments. Currently, sixty-three Variable Account investment options are available under the contract. Each Variable Account investment option is a sub-account of the Variable Account that invests in Series II shares of the American Fund Insurance Series or in Series II shares (formerly referred to as Class B shares) of a corresponding portfolio of the Trust. (Contracts issued prior to January 28, 2002 invest in Series I shares (formerly referred to as Class A shares.) A full description of each American Funds Insurance Series Portfolio is in the accompanying prospectus for the American Funds Insurance Series. A full description of each portfolio of the Trust is in the accompanying Prospectus of the Trust. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select.



      Fixed. There are two fixed account investment options, a one-year fixed account investment option and a DCA fixed investment option. Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. Subject to certain regulatory limitations, we may elect to add, subtract or substitute investment options.



Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations; please discuss this matter with your financial adviser.

TRANSFERS. During the accumulation period, you may transfer your contract values among any of the investment options. During the pay-out period, you may transfer your allocations among the Variable

Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons whose life is used to determine the duration of ANNUITY BENEFIT PAYMENTS involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary. See Appendix F for information on death benefit provisions applicable to certain contracts no longer being issued and contracts issued in the state of Washington.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A penalty tax may apply to withdrawals and annuity benefit payments prior to age 59-1/2.

CHARGES AND DEDUCTIONS. The following table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying portfolios of the Trust. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts and we reserve the right to impose an annual $30 per contract administration fee on contracts where the contract value is less than $10,000 as a result of a partial withdrawal. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions". The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust Prospectus.

CONTRACT OWNER TRANSACTION EXPENSES

For contracts issued on or after November 1, 1996 -
  Deferred sales load (withdrawal charge as percentage of purchase payments) -- NONE

For contracts issued prior to November 1, 1996 -
  Deferred sales load (withdrawal charge as percentage of purchase payments):

      NUMBER OF COMPLETE YEARS          FOR CONTRACTS ISSUED PRIOR TO
    PURCHASE PAYMENT IN CONTRACT              NOVEMBER 1, 1996
                                        WITHDRAWAL CHARGE PERCENTAGE
--------------------------------------------------------------------------------
                 0                                   3%
                 1                                   3%
                 2                                   3%
                 3+                                  0%


TRANSFER FEE..........................................None

We reserve the right, however, to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee has not yet been determined.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)


                                                             American
                                        All Other           Series Fund
                                        Subaccounts         Subaccounts
Mortality and expense risks fee            1.25%...............1.25%
Administration fee - asset based           0.15%...............0.15%
Distribution fee                           0.15%...............0.15%
Subaccount Rider Fee                       0.00%...............0.15%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES     1.65%...............1.80%



Total Annual Portfolio Operating Expenses



Below are the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the period that you own the contract. More detail concerning each portfolio's fees and expenses is contained the Trust prospectus.



Total Annual Portfolio Operating Expenses             Minimum   Maximum
-----------------------------------------             -------   -------
(Expenses that are deducted from portfolio
assets, including advisory fees, Rule 12b-1 fees
and Other Expenses)     ___                             ___%    ______%



Example (A)



The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fee and expenses.



If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $10,000 investment, assuming (a) 5% annual return on assets and all Trust portfolio expense reimbursements remain in effect for the time periods illustrated: (For contracts issued on or after November 1, 1996, no withdrawal charges will be imposed upon surrender, therefore, for such contracts please refer to the second table.)

FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST



1 YEAR     3 YEARS     5 YEARS     10 YEARS
------     -------     -------     --------
$          $           $           $
------     -------     -------     --------


FOR CONTRACTS THAT INVEST IN SERIES II SHARES OF THE TRUST


1 YEAR     3 YEARS     5 YEARS     10 YEARS
------     -------     -------     --------
$          $           $           $
------     -------     -------     --------


If you selected an annuity benefit payment option as provided in the contract or did not surrender the contract at the end of the applicable time period you would pay the following expenses on a $1,000 investment, assuming (a) 5% annual return on assets and (b) all Trust portfolio expense reimbursements remain in effect for the time periods illustrated:


FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST




1 YEAR     3 YEARS     5 YEARS     10 YEARS
------     -------     -------     --------
$          $           $           $
------     -------     -------     --------


FOR CONTRACTS THAT INVEST IN SERIES II SHARES OF THE TRUST


1 YEAR     3 YEARS     5 YEARS     10 YEARS
------     -------     -------     --------
$          $           $           $
------     -------     -------     --------


      For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions . Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

A TABLE OF ACCUMULATION UNIT VALUES RELATING TO THE CONTRACT IS INCLUDED IN APPENDIX B TO THIS PROSPECTUS.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

      Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.


GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST

==================
We are an indirect
subsidiary of MFC.
==================

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

      We are a stock life insurance company incorporated in Maine on August 20, 1955 and redomesticated under the laws of Michigan on December 30, 1992. Our annuity service office is located at 500 Boylston Street., Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company (U.S.A.) have received the following ratings from independent ratings agencies:

      A++ A.M. Best
      Superior companies have a very strong ability to meet their obligations; 1st category of 16

      AA+ Fitch
      Very strong capacity to meet policyholder and contract obligations; 2nd category of 22


      AA+ Standard & Poor's
      Very strong financial security characteristics; 2nd category of 21

      Aa2 Moody's
      Excellent in financial strength; 3rd category of 21

      These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company (U.S.A.)'s ability to honor the death benefit, fixed account guarantees, and life annuitization guarantees, but do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

=====================
The Variable
Account is one of our
separate accounts
that invests the
contract values you
allocate to it in the
Trust portfolio(s)
you select.
=====================

THE VARIABLE ACCOUNT

      The Variable Account was established on August 24, 1984 as a Separate Account A of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into Manulife USA. As a result of this merger, Manulife USA became the owner of all of Manulife North America's assets, including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.

      The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

      The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


      The Variable Account currently has sixty-three sub-accounts. We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.

American Insurance Funds



      For contracts issued on or after May 1, 2003, purchase payments may be allocated to the four American Funds Insurance Series ("American Insurance Funds") investment options described below if the offering of these investment options has been approved in the state where the contract is sold.



      American Insurance Funds is registered under the 1940 Act as an open-end management investment company. Each of the portfolios are diversified for purposes of the 1940 Act. American Insurance Funds receive investment advisory services from Capital Research and Management Company ("CRMC"). Each of the American Insurance Funds has two classes of shares. Only Class 2 shares are available under the contracts. Class 2 shares are subject to a 0.25% Rule 12b-1 fee. Below is a brief description of each portfolio's investment objectives and certain policies relating to that objective.



GROWTH FUND seeks growth over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investor seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



INTERNATIONAL FUND seeks growth over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



BLUE CHIP INCOME AND GROWTH FUND seek to produce income exceeding the average yield on U.S. Stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing. The funds invests primarily in common stocks of larger, more established companies based in the U.S.



GROWTH - INCOME FUND seeks growth and income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.



      A full description of America Insurance Funds, including the investment objectives, policies and restrictions of each portfolio is contained in American Insurance Funds' prospectus which accompanies this prospectus and should be read by a prospective purchaser before investing.


==================
The Trust is a
mutual fund in
which the Variable
Account invests.
==================

THE TRUST


      The assets of each variable account investment option of the Variable Account are invested in Series II Shares (Series I shares for contracts issued prior to May 13, 2002) of a corresponding investment portfolio of the Trust. A description of each trust portfolio is set forth below. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Dynamic Growth Trust, Global Bond Trust, Utilities, Health Sciences, Real Estate Securities and the five Lifestyle Trusts which are non-diversified. The Trust receives investment advisory services from MSS. Each of the Trust portfolios, except the Lifestyle Trusts, are subject to a Rule 12b-1 fee of .35% of a portfolio's Series II net assets (0.15% in the case of a portfolio's Series I net assets).



      The Trust currently has the following subadvisers who manage all of the portfolios, one of which subadvisers is MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.SA."). Both MSS and MAC are affiliates of ours.


      SUBADVISER                                  PORTFOLIO

      A I M Capital Management, Inc.              All Cap Growth Trust
                                                  Aggressive Growth Trust

      Capital Guardian Trust Company              Small Company Blend Trust
                                                  U.S. Large Cap Value Trust
                                                  Income & Value Trust
                                                  Diversified Bond Trust



      Davis Advisors,                             Financial Services Trust
                                                  Fundamental Value Trust


      Deutsche Asset Management, Inc.             Real Estate Securities Trust
                                                  Dynamic Growth Trust
                                                  All Cap Core Trust
                                                  Lifestyle Trusts(A)

      Deutsche Asset Management                   International Stock Trust
         Investment Services Ltd.

      The Dreyfus Corporation                     All Cap Value Trust

      Fidelity Management & Research Company      Strategic Opportunities Trust
                                                  Large Cap Growth Trust
                                                  Overseas Trust

      Founders Asset Management LLC               International Small Cap Trust

      Franklin Advisers, Inc.                     Emerging Small Company Trust

      INVESCO Funds Group, Inc.                   Telecommunications Trust
                                                  Mid Cap Growth Trust



      Jennison Associates LLC                     Capital Appreciation Trust

      Lord, Abbett & Co.                          Mid Cap Value Trust

       MFC Global Investment Management           Pacific Rim Emerging Markets Trust
          (U.S.A.) Limited                        Quantitative Equity Trust
                                                  Quantitative Mid Cap Trust
                                                  Money Market Trust
                                                  Index Trusts
                                                  Lifestyle Trusts(A)
                                                  Balanced Trust

      Massachusetts Financial Services Company    Strategic Growth Trust
                                                  Capital Opportunities Trust
                                                  Utilities Trust

      Miller Anderson(B)                          Value Trust
                                                  High Yield Trust



      Subadviser                                  Portfolio
      Munder Capital Management                   Internet Technologies Trust

      Pacific Investment Management Company       Global Bond Trust
                                                  Total Return Trust

      Putnam Investment Management, L.L.C.        Mid Cap Opportunities Trust
                                                  Global Equity Trust

      Salomon Brothers Asset Management Inc       U.S. Government Securities
                                                   Trust
                                                  Strategic Bond Trust



      T. Rowe Price Associates, Inc.              Science & Technology Trust
                                                  Small Company Value Trust
                                                  Health Sciences Trust
                                                  Blue Chip Growth Trust
                                                  Equity-Income Trust

      T. Rowe Price International, Inc.           International Stock Trust

      Templeton Investment Counsel, Inc.          International Value Trust

      UBS Global Asset Management                 Tactical Allocation Trust
      (formerly, Brinson Advisors, Inc.)

      Wellington Management Company, LLP          Growth & Income Trust
                                                  Investment Quality Bond
                                                   Trust
                                                  Mid Cap Stock Trust


      ----------


      (A) Deutsche Asset Management, Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited regarding management of the Lifestyle Trusts.


      (B) Morgan Stanley Investment Management Inc. ("MSIM") is the subadviser to the Value Trust and the High Yield Trust. MSIM does business in certain instances (including its role as the subadviser to the Value Trust and the High Yield Trust) using the name "Miller Anderson". Prior to May 1, 2002, Morgan Stanley Investments LP, and affiliate of MSIM, (formerly, Miller Anderson & Sherrerd LLP) was the subadviser to the Value Trust and High Yield Trust.


      American Insurance Funds



      For contracts issued on or after May 1, 2003, purchase payments may be allocated to the four American Funds Insurance Series ("American Insurance Funds") investment options described below if the offering of these investment options has been approved in the state where the contract is sold.



      American Insurance Funds                    Growth Fund
                                                  International Fund
                                                  Blue Chip Income and Growth
                                                   Fund
                                                  Growth-Income Fund


The Portfolios of the Trust available under the POLICIES are as follows:

The INTERNET TECHNOLOGIES TRUST seeks long-term capital appreciation by investing the portfolio's assets primarily in companies engaged in Internet-related business (such businesses also include Intranet-related businesses).

The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

The TELECOMMUNICATIONS TRUST seeks capital appreciation (with earning income as a secondary objective) by investing, under normal market conditions, primarily in equity securities of companies engaged in the telecommunications sector, that is, in the design, development, manufacture, distribution or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.

The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing, under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.

The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1.5 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

The HEALTH SCIENCES TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Growth Index* ("small cap stocks") at the time of purchase.

The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.


The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.


The MID CAP GROWTH TRUST seeks capital appreciation by investing primarily in common stocks of mid-sized companies - those with market capitalizations between $2.5 billion and $15 billion at the time of purchase.

The MID CAP OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, primarily in common stocks and other equity securities of U.S. mid-size companies.

The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant capital appreciation potential.

The ALL CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's ASSET,S under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

The FINANCIAL SERVICES TRUST seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 65% (80% after July 31, 2002) of the portfolio's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.

The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs)). The portfolio expects to invest primarily in equity securities.


The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing in stocks and other securities with equity characteristics of companies located in the developed countries that makeup the MSCI EAFE Index.

The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.

The CAPITAL APPRECIATION TRUST seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospectus. These companies are generally medium-to-large capitalization companies.

The STRATEGIC OPPORTUNITIES TRUST (formerly, Mid Cap Blend Trust) seeks growth of capital by investing primarily in common stocks of U.S. issuers and securities convertible into or carrying the right to buy common stocks.

The QUANTITATIVE MID CAP TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.

The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies in at least three different countries, including the U.S. The portfolio may invest in companies of any size but emphasizes mid- and large-capitalization companies that the subadviser believes are undervalued.

The STRATEGIC GROWTH TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which the subadviser believes offer superior prospects for growth.


The ALL CAP CORE TRUST (formerly, Growth Trust) seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small, mid and large cap) primarily those within the Russell 3000 Index*.


The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations.

The ALL CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in the stocks of value companies of any size.

The CAPITAL OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. The portfolio focuses on companies which the subadviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.


The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing, under normal market conditions, at least 80% of the portfolio's total assets in the common stocks of large and medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.


The UTILITIES TRUST seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in the utilities industry.

The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate companies.



The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index* at the time of purchase.



The MID CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion.


The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.


The TACTICAL ALLOCATION TRUST seeks total return, consisting of long-term capital appreciation and current income, by allocating the portfolio's assets between (i) a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index*, and (ii) a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.


The FUNDAMENTAL VALUE TRUST seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.

The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.

The U.S. LARGE CAP VALUE TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

The BALANCED TRUST seeks current income and capital appreciation by investing the portfolio's assets in a balanced portfolio of (i) equity securities and (ii) fixed income securities.

The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.

The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing in a diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities.

The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.


The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index*.



The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index")*.



The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index*.



The TOTAL STOCK MARKET INDEX seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index*.



The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index*.


The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.


*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" AND "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.



      A full description of the Trust, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the Trust's Prospectus which we provided you along with this Prospectus. The Trust prospectus should be read carefully before allocating purchase payments to a sub-account.


      If the shares of a portfolio are no longer available for investment or in our judgment investment in a portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).


======================
You instruct us how to
vote Trust shares.
======================


      We will vote shares of the portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy material will be distributed to each person having the voting interest in the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.


      During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract see "Voting Interest" in this prospectus.

                           DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

========================
Initial purchase
payments usually must
be at least $25,000,
subsequent ones at least
$1,000, and total
payments no more than
$1 million (without our
approval).
========================

PURCHASE PAYMENTS

      Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $25,000. Subsequent purchase payments must be at least $1,000 (except for qualified plans where the minimum is $30). Purchase payments may be made at any time and must be in U.S. dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

      Effective October 23, 2001 and until further notice, we must approve the issuance of any contract to a corporation and additional purchase payments by a corporation must be pre-approved by us.

If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

      - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

      - the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

      You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described below).

==================
The value of an
investment account
is measured in
"accumulation
units," which vary
in value with the
performance
of the underlying
Trust portfolio.
==================

ACCUMULATION UNITS

  During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

      Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

      The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

      The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

      -     Where (a) is:

            - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

            - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

      - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

      - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses, a portion of the distribution expenses, and mortality and expense risks. That factor is equal on an annual basis to 1.65% (0.25% for administrative expenses, 0.15% for distribution expenses and 1.25% for mortality and expense risks).

==================
Amounts invested
may be transferred
among investment
options.
==================

TRANSFERS AMONG INVESTMENT OPTIONS

      During the accumulation period, you may transfer amounts among the investment options at any time upon written notice to us or by telephone if you authorize us in writing to accept your telephone transfer requests. (For contract purchased on or after January 22, 2002, transfers are not permitted into any of the fixed account investment options.) Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law.)

      Currently the Company imposes no charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, the Company does not currently assess a charge but reserves the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse it for the expenses of processing transfers.

      Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges

(collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted).


MAXIMUM NUMBER OF INVESTMENT OPTIONS


      There is no limit on the number of investment options to which you may allocate purchase payments.


===============
Telephone
transfers and
withdrawals are
permitted.
===============

TELEPHONE TRANSACTIONS

      You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request a withdrawal by telephone, you must elect the option on the Application. (If you do not initially elect an option in the Application form, you may request authorization by executing an appropriate authorization form that we will provide you upon request.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.

=================
Dollar Cost
Averaging and
Asset Rebalancing
programs are
available.
=================

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING


      We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other variable sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. In states where approved by the state insurance department, a DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in substantially equal installments over time in an effort to reduce that risk. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.


ASSET REBALANCING PROGRAM


      We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

  For rebalancing programs begun on or after October 1, 1996, asset rebalancing will only be permitted on the following time schedules:

      - quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);

      - semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

      - annually on December 26th (or the next business day if December 26th is not a business day).

Rebalancing will continue to take place on the last business day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

======================
You may withdraw
all or a portion of
your contract value,
but may incur tax
liability as a result.
======================

WITHDRAWALS

      During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE") and related Internal Revenue Service ("IRS") regulations. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable), any unpaid loans and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

      When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

      There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

      The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

      - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

      -     trading on the New York Stock Exchange is restricted,

      - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

      - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

      Withdrawals from the contract may be subject to income tax and a 10% penalty tax (See "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix G "Qualified Plan Types").

=====================
Systematic "Income
Plan" withdrawals are
available.
=====================

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

      We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 20% of the purchase payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of withdrawal charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. The IP program is free.

==================
If you die during
the accumulation
period, your
beneficiary will
receive a death
benefit that might
exceed your
contract value.
==================

DEATH BENEFIT DURING THE ACCUMULATION PERIOD

      IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix G "Qualified Plan Types"). See Appendix F for information on different death benefit provisions applicable to certain prior contracts and to contracts sold in the state of Washington.

      AMOUNT OF DEATH BENEFIT. If any contract owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the date as of which the contract was issued, the death benefit will be the greater of:

      -     the contract value or

      -     the excess of (i) over (ii), where

            - (i) equals the sum of purchase payments made, accumulated daily at the equivalent of 5% per year starting on the date each purchase payment is allocated to the contract; provided, however, that the accumulated value of each purchase payment will not exceed two times such payment, and

            - (ii) equals the sum of any amounts deducted in connection with partial withdrawals, accumulated daily at the equivalent of 5% per year starting on the date each such deduction occurs; provided, however, that the accumulated value of each amount so deducted will not exceed two times such deducted amount.

      If any contract owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the date as of which the contract was issued, the death benefit will be the greater of:

      -     the contract value or

      -     the excess of the sum of all purchase payments over the sum of:

            - any amounts deducted in connection with partial withdrawals (including amounts deducted in connection with partial withdrawals other than annual administration fees and amounts applied under an annuity option under the contract) and

            -     any amounts applied under an annuity benefit option.

      If any contract owner dies and the oldest owner had an attained age greater than 80 on the date as of which the contract was issued, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits.


      For contracts issued on or after January 1, 2003, the amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:



            (i)   is equal to the death benefit prior to the withdrawal and



            (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.



      For contracts issued prior to January 1, 2003, the amount deducted in connection with partial withdrawals will be the dollar amount of the partial withdrawal.


      The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

      -     a certified copy of a death certificate;

      - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

      -     any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

      PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

      The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

      -     The beneficiary will become the contract owner.

      - Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

      -     No additional purchase payments may be made.

      - If the beneficiary is not the deceased owner's spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

      - If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in the determination of the spouse's death benefit.

      - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

      - If any contract owner dies and the oldest owner had an attained age of less than 81 on the date as of which the contract is issued, withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an annuity option). If any contract owner dies and the oldest owner had an attained age greater than 80 on the date as of which the contract was issued, any applicable withdrawal charges will be assessed only upon payment of the death benefit (so that if the death benefit is paid in a subsequent year, a lower withdrawal charge will be applicable).

      If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years.

      A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

      Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

      In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if you choose not to restrict death benefits under the contract. If you impose restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

====================
You have a choice
of several different
ways of receiving
annuity benefit
payments from us.
====================

GENERAL

      You or your beneficiary may elect to have any amounts that we are obligated to pay you or your beneficiary on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described above).

      Generally, we will begin paying annuity benefits under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date. The maximum maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. (See Appendix E for contracts issued in Pennsylvania.) You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date unless we consent. Maturity dates which occur at advanced ages, e.g., past age 85, have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

      You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

      Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date. IRS regulations may preclude the availability of certain annuity options in connection with certain qualified contracts, including contracts used in connection with IRAs.

      Please read the description of each annuity option carefully. In general, a nonrefund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the nonrefund life annuity option.

      The following annuity options are guaranteed in the contract.

      OPTION 1(A): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

      OPTION 1(B): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

      OPTION 2(A): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 2(B): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

      In addition to the foregoing annuity options, which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

      OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

      OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

      OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

      The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

      The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be. See Appendix F for information on assumed interest rates applicable to certain contracts no longer being issued and contracts issued in the state of Washington.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

      Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made.

The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made).

      The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

      A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

===================
Some transfers
are permitted
during the pay-out
period, but subject
to a few more
limitations than
during the
accumulation
period.
===================

TRANSFERS DURING PAY-OUT PERIOD

      Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING PAY-OUT PERIOD

      If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

================
You have a
ten-day right to
cancel your
contract.
================

TEN DAY RIGHT TO REVIEW

      You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.

      No withdrawal charge is imposed upon return of a contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.

===================
You are entitled to
exercise all
rights under your
contract.
===================

OWNERSHIP

      The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

      In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract, may be treated as a (potentially taxable) distribution from the contract for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

      Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

      In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

==================
The "annuitant" is
either you or
someone you
designate.
==================

ANNUITANT

      The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed.

      On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

===================
The "beneficiary"
is the person you
designate to
receive the death
benefit if you die.
===================

BENEFICIARY

      The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, Treasury Department regulations may limit designations of beneficiaries.

MODIFICATION

      We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

      We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

      We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

===================
The fixed account
investment options
are not securities.
===================

FIXED ACCOUNT INVESTMENT OPTIONS
(Only Available for Contracts Purchased Prior to January 22, 2002)

   SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

  GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("Manulife"), unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under certain of our fixed annuity contracts. This guarantee covers the fixed portion of the contracts described in this Prospectus. The guarantee may be terminated by Manulife, on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the guarantee except if:


      - the liability to pay contractual claims under the contracts is assumed by another insurer, or

      - we are sold and the buyer's guarantee is substituted for the Manulife guarantee.

==================
Fixed account
investment options
guarantee interest
of at least 3%.
==================

  REINSURANCE. Effective June 30, 1995, we entered into a Reinsurance
Agreement with Peoples Security Life Insurance Company ("PEOPLES") pursuant to which Peoples reinsures certain amounts with respect to the fixed account portion of the contract described in this prospectus which were issued prior to January 1, 1999. Under this Reinsurance Agreement, we remain liable for the contractual obligations of the contracts' fixed account and Peoples agrees to reimburse us for certain amounts and obligations in connection with the fixed account. Peoples' contractual liability runs solely to us, and no contract owner shall have any right of action against Peoples.

  INVESTMENT OPTIONS. For contracts purchased prior to January 22, 2002, transfers may be made to the one-year fixed account investment option and, in states where approved by the state insurance department, a DCA fixed investment account. However, new purchase payments may not be allocated to either fixed account investment option although renewals of amounts in existing accounts are permitted. For contracts purchased on and after January 22, 2002: (a) purchase payments may not be allocated to the fixed account investment option or the DCA fixed account investment option and (b) transfers from the variable account investment options to these fixed account investment options will not be permitted.

   Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The portion of the contract value in a fixed account investment option and any fixed annuity benefit payments will reflect those interest and principal guarantees. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time to time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it. The fixed account is not available to contracts issued in the state of Washington.


  Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


  INVESTMENT ACCOUNTS. For contracts purchased prior to January 22, 2002, transfers may be made from the variable investment options, to the one-year fixed account investment option at any time prior to the maturity date. (Such transfers are not permitted for contracts purchased on or after January 22, 2002.) We establish a separate investment account each time you allocate or transfer amounts to the one-year fixed account investment option. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.


  Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


  RENEWALS. At the end of a guarantee period, you may establish a new investment account with a one-year guarantee period at the then current interest rate (for contracts purchased prior to January 22, 2002) or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals in the last year of the accumulation period, the only fixed account investment option available is to have interest accrued for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods. If you do not specify a renewal option, we will select the one-year fixed account investment option. In the case of a renewal in the last year of the accumulation period, we will credit interest for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods.

==================
Withdrawals and
some transfers
from fixed account
investment options
are permitted
during the
accumulation
period.
==================

  TRANSFERS. During the accumulation period, you normally may transfer amounts from the fixed account investment option to the variable account investment options only at the end of a guaranteed period. You may, however, transfer amounts from fixed to variable account investment options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple investment accounts within the one-year fixed account investment option, amounts must be transferred from the one-year fixed account investment option on a first-in-first-out basis.


  Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


  WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

      - We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

      - If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

  If you do not specify the investment options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. Such withdrawals will be made from the investment options beginning with the shortest guarantee period. Within such a sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first out basis. For this purpose, the DCA fixed account investment option is considered to have a shorter guarantee period than the one-year fixed account investment option.

  Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix G "Qualified Plan Types").

  FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate annuity table in the contract. If the annuity table we are then using is more favorable to you, we will substitute that annuity table. We guarantee the dollar amount of fixed annuity payments.

  CHARGES. No administrative, distribution, or mortality and expense risk charges are deducted from fixed account investment options.

                             CHARGES AND DEDUCTIONS

      Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states. In addition, there are deductions from and expenses paid out of the assets of the Trust portfolios that are described in the accompanying Prospectus of the Trust.

==================
Some old contracts
have withdrawal
charges; new ones
do not.
==================

WITHDRAWAL CHARGES

      If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than three complete contract years. NO WITHDRAWAL CHARGE WILL BE IMPOSED ON WITHDRAWALS FROM CONTRACTS ISSUED ON OR AFTER NOVEMBER 1, 1996. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than three complete contract years. In no event may the total withdrawal charges exceed 3% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

      Each withdrawal from the contract is allocated first to the "FREE WITHDRAWAL AMOUNT" and second to "UNLIQUIDATED PURCHASE PAYMENTS." In any contract year, the free withdrawal amount for that year is the greater of:

      - 10% of total purchase payments (less all prior partial withdrawals in that contract year), and

      - the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

      Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from the one-year fixed account investment option.

      If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order the purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc., until all purchase payments have been liquidated.

      Each purchase payment or portion thereof liquidated in connection with a withdrawal request that has been in the contract for less than three years is subject to a withdrawal charge of 3%.

      The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account minus any applicable withdrawal charge.

      There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant. In addition, no withdrawal charges are imposed on annuity benefit payments.

      The amount collected from the withdrawal charge will be used to reimburse us for the compensation we pay to broker-dealers for selling the contracts, preparation of sales literature and other sales-related expenses.

      For examples of calculation of the withdrawal charge, see Appendix C.

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGES

      The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of sales expenses. We will determine entitlement to such a reduction in the withdrawal charge in the following manner:

- The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

- The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

- Any prior or existing relationship with us will be considered. Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

- The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

- There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

      If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, we will provide a reduction in the withdrawal charge. The withdrawal charge will be eliminated when a contract is issued to officers, directors or employees (or a relative thereof), of us or of Manulife, the Trust or any of their affiliates. In no event will reduction or elimination of the withdrawal charge be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

================
We deduct asset-
based charges
totaling 1.65%
on an annual
basis for
administration,
distribution and
mortality and
expense risks.
================

ADMINISTRATION FEES

      A daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis is deducted from each sub-account as an administration fee. The fee is designed to compensate us for administering the contracts and operating the Variable Account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

      If your contract value falls below $10,000 as a result of a partial withdrawal, we may deduct an annual administration fee of $30 as partial compensation for administrative expenses. The fee will be deducted on the last day of each contract year. It will be withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract value is withdrawn on other than the last day of any contract year, the fee will be deducted from the amount paid.

DISTRIBUTION FEE

      A daily fee in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the contracts.

MORTALITY AND EXPENSE RISKS CHARGE

      The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

      To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. Under the Period Certain Only Annuity Options, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.

=================
We will charge
you for state
premium taxes
to the extent we
incur them and
reserve the right
to charge you
for new taxes
we may incur.
=================


AMERICAN FUNDS SUBACCOUNT RIDER CHARGE



      A daily charge in an amount equal to 0.15% of the value of each american funds subaccount on an annual basis is deducted from each american funds subaccount to reimburse us for administrative and distribution expenses relating to these subaccounts.


TAXES

      We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which the we determine to have resulted from our:

      -     establishment or maintenance of the Variable Account,

      -     receipt of purchase payments,

      -     issuance of the contracts, or

      -     commencement or continuance of annuity payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

      Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See Appendix D for a table of State Premium Taxes.

EXPENSES OF DISTRIBUTING CONTRACTS

      Manulife Financial Securities LLC ("Manulife Financial Securities"), the principal underwriter for the contracts, pays compensation to selling broker-dealers in varying amounts which under normal circumstances are not expected to exceed 1.25% of purchase payments plus 1% of the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by Manulife Financial Securities. See "Distribution of Contracts" for further information.

                               FEDERAL TAX MATTERS

INTRODUCTION

      The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions.

      This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

      We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by Trust portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

==================
Gains inside the
contract are
usually tax-
deferred until you
make a
withdrawal, the
annuitant starts
receiving annuity
benefit payments,
or the beneficiary
receives a death
benefit payment.
==================

TAX DEFERRAL DURING ACCUMULATION PERIOD

      Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

      - the contract must be owned by an individual (or treated as owned by an individual),

      - the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations,

      - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for Federal tax purposes, and

      - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not occur near the end of the annuitant's life expectancy.

      NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

Exceptions to the general rule for non-natural contract owners will also apply with respect to:

      - contracts acquired by an estate of a decedent by reason of the death of the decedent,

      -     certain qualified contracts,

      - certain contracts purchased by employers upon the termination of certain qualified plans,

      - certain contracts used in connection with structured settlement agreements, and

      - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

      LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

      DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The IRS has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

      Although we do not control the investments of the Trust, we expect that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."

      OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the IRS announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

      The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the IRS has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.

      DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

      The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

      In the case of a partial withdrawal, amounts received are taxable as ordinary income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified plans) less any amounts previously received from the contract which were not included in income.

      Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

      There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

===================
A portion of
each annuity
payment is usually
taxable as ordinary
income.
===================

TAXATION OF ANNUITY BENEFIT PAYMENTS

      Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

      (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

      (b) is the total expected value of fixed annuity payments for the term of the contract (determined under IRS regulations).

      A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

      Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

      Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

      - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above,

      - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above, or

      - If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

      During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

      - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

      - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

================
Withdrawals
and annuity
benefit payments
prior
to age 59-1/2
may incur a
10% penalty tax.
================

PENALTY TAX ON PREMATURE DISTRIBUTIONS

      There is a 10% penalty tax on the taxable amount of any distribution from a non-qualified contract unless the payment is:

      - received on or after the date on which the contract owner reaches age 59-1/2;

      - attributable to the contract owner becoming disabled (as defined in the tax law);

      - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

      - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

      - made with respect to certain annuities issued in connection with structured settlement agreements.

      A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

      In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of this interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

===================
Special tax
provisions apply
to qualified plans.
Consult your tax
advisor prior to
using the contract
with a qualified
plan.
===================

QUALIFIED RETIREMENT PLANS

      The contracts are also available for use in connection with certain types of retirement plans, including IRAs which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix G to this Prospectus. Appendix G also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. If you intend to use the contract in connection with a qualified plan, you should consult a tax advisor.

      The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans. If you are considering the purchase of a contract in connection with a qualified plan, you should consider, in evaluating the suitability of the contract, that the contract requires a minimum initial purchase payment of $25,000. If this contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under federal tax laws.

      In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth
IRAs), lifetime distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70-1/2. In the case of certain other qualified plans, such distributions must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.

      There is also a 10% penalty tax on the taxable amount of any payment from certain qualified contracts (including some distributions from Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.)

      There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

      - received on or after the date on which the contract owner reaches age 59-1/2,

      - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

      These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

      When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

      If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments" and (iii) certain hardship withdrawals.

      Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person receiving the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

      A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

      Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

      When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

      The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

===================
We may be required
to withhold amounts
from some payments
for Federal income
taxes..
===================

FEDERAL INCOME TAX WITHHOLDING

      We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

GENERAL MATTERS

===========================
We may advertise
our investment performance.
===========================


PERFORMANCE DATA

        Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE not INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.


        Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.


ASSET ALLOCATION AND TIMING SERVICES


      We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. The contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted). WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.


RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

       Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

       - termination of employment in the Texas public institutions of higher education,

       -      retirement,

       -      death, or

       -      the participant's attainment of age 70-1/2.

      Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.

===============================
We pay broker
-dealers to sell the contracts.
===============================

DISTRIBUTION OF CONTRACTS

      Manulife Financial Securities LLC ("Manulife Financial Securities"), a Delaware limited liability company that we control, is the principal underwriter of the contracts. Manulife Financial Securities, located at 73 Tremont Street, Boston, Massachusetts 02108, is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). Sales of the contracts will be made by registered representatives of broker-dealers authorized by Manulife Financial Securities to sell the contracts. Those registered representatives will also be our licensed insurance agents.

CONTRACT OWNER INQUIRIES


      Your inquiries should be directed to our Annuity Service Office mailing address at P.O. Box 55230, Boston, Massachusetts 02205-5230.


CONFIRMATION STATEMENTS

      You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS
      There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor Manulife Financial Securities are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

CANCELLATION OF THE CONTRACT

        We may, at our option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

       - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

       - the contract value at the end of such two year period is less than $2,000.

      We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force. The cancellation of contract provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.

VOTING INTEREST

      As stated above, we will vote shares of the Trust portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

      Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

      Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

      Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS

      We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that are currently reinsured include guaranteed death benefits and fixed account guarantees.

                                   APPENDIX A

                                  SPECIAL TERMS

       The following terms as used in this Prospectus have the indicated meanings:

       ACCUMULATION PERIOD - The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payment(s) are typically made to the contract by the owner.

       ACCUMULATION UNIT - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

       ANNUITANT - Any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page, unless changed.


       ANNUITY SERVICE OFFICE - The mailing address of the service office is P.O. Box 55230, Boston, Massachusetts 02205-5230.


       ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

       BENEFICIARY - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified on the contract specifications page, unless changed. If there is a surviving contract owner, that person will be the beneficiary.

       BUSINESS DAY - Any day on which the New York Stock Exchange is open for business and the net asset value of a Trust portfolio is determined.

       THE CODE - The Internal Revenue Code of 1986, as amended.

       CONTINGENT BENEFICIARY - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

       CONTRACT YEAR - The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.

       FIXED ANNUITY - An annuity option with payments the amount of which we guarantee.

       GENERAL ACCOUNT - All of our assets other than assets in separate accounts such as the Variable Account.

       INVESTMENT ACCOUNT - An account we establish for you which represents your interest in an investment option during the accumulation period.


       INVESTMENT OPTIONS - The investment choices available to contract owners. Currently, there are sixty-three variable investment options under the contract.


       LOAN ACCOUNT - The portion of our general account that is used for collateral for a loan.

       MATURITY DATE - The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed.

       NON-QUALIFIED CONTRACTS - Contracts which are not issued under qualified plans.

       OWNER OR CONTRACT OWNER - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified on the contract specifications page, unless changed.

       PAY-OUT PERIOD - The pay-out period is the period when we make annuity benefit payments to you.


       PORTFOLIO - A separate investment portfolio of the Trust, the American Insurance Funds, a mutual fund in which the Variable Account invests, or of any successor mutual fund.


       QUALIFIED CONTRACTS - Contracts issued under qualified plans.

       QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under Section 401, 403, 408 408A, or 457 of the Code.

       SUB-ACCOUNT(S) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Trust portfolio.

       UNPAID LOANS - The unpaid amounts (including any accrued interest) of loans some contract owners may have taken from us, using certain qualified contracts as collateral.

       VALUATION PERIOD - Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.

                                  APPENDIX B-1



update table



                  TABLE OF ACCUMULATION UNIT VALUES - Series I



                                                                                  UNIT
                                                UNIT VALUE AT                VALUE AT END OF           NUMBER OF UNITS AT
SUB-ACCOUNT                                     START OF YEAR(A)                   YEAR                   END OF YEAR
-----------                                     -------------                ---------------           ------------------
Internet Technologies
2000                                             $12.500000                   $ 6.954217                  351,148.001
2001                                             $ 6.954217                     3.687062                  225,411.277

Pacific Rim Emerging Markets
1997                                             $12.500000                   $ 8.160547                   92,489.680
1998                                               8.160547                     7.656925                  146,258.768
1999                                               7.656925                    12.267100                  322,514.472
2000                                              12.267100                     9.126236                  336,366.866
2001                                               9.126236                     7.308701                  275,605.419

Telecommunications
2001                                             $12.500000                   $7.8308701                    4,966.619

Science & Technology
1997                                             $12.500000                   $13.613317                  355,255.526
1998                                              13.613317                    19.191525                  674,168.571
1999                                              19.191525                    37.660683                1,436,589.022
2000                                              37.660683                    24.427405                2,152,362.433
2001                                              24.427405                    14.113845                2,301,828.511

International Small Cap
1996                                             $12.500000                   $13.465203                  224,018.261
1997                                              13.465203                    13.348864                  193,834.190
1998                                              13.348864                    14.687879                  258,056.613
1999                                              14.687879                    26.718058                  379,904.401
2000                                              26.718058                    18.618300                  517,076.740
2001                                              18.618300                    12.616712                  415,240.983

Health Sciences
2001                                             $12.500000                   $13.390760                   68,550.519

Aggressive Growth
1997                                             $12.500000                   $12.296448                  270,398.951
1998                                              12.296448                    12.617679                  465,435.110
1999                                              12.617679                    16.504105                  552,060.070
2000                                              16.504105                    16.721411                1,035,804.807
2001                                              16.721411                    12.172856                  834,854.132

Emerging Small Company
1997                                             $12.500000                   $14.537900                  161,450.115
1998                                              14.537900                    14.310172                  310,758.065
1999                                              14.310172                    24.427201                  286,641.557
2000                                              24.427201                    22.995348                  579,865.236
2001                                              22.995348                    17.585667                  491,399.315

Small Company Blend
1999                                             $12.500000                   $15.895877                  104,107.273
2000                                              15.895877                    12.549695                  581,050.784
2001                                              12.549695                    12.058116                  370,268.632

Dynamic Growth
2000                                             $12.500000                   $ 7.894008                  688,049.098
2001                                               7.894008                     4.639280                  596,436.562

Mid Cap Growth
2001                                             $12.500000                   $10.354292                   69,164.777

Mid Cap Opportunities

2001                                             $12.500000                   $10.472982                   49,341.924

                                                                                  UNIT
                                                UNIT VALUE AT                VALUE AT END OF           NUMBER OF UNITS AT
SUB-ACCOUNT                                     START OF YEAR(A)                   YEAR                   END OF YEAR
-----------                                     -------------                ---------------           ------------------
Mid Cap Stock
1999                                             $12.500000                   $12.462837                  129,674.417
2000                                              12.462837                    11.772795                  549,482.008
2001                                              11.772795                    10.305876                  460,267.563

All Cap Growth
1996                                             $12.500000                   $13.188627                  587,704.824
1997                                              13.188627                    14.952186                  550,309.278
1998                                              14.952186                    18.869029                  909,754.925
1999                                              18.869029                    26.855000                1,112,356.278
2000                                              26.855000                    23.566248                1,935,270.891
2001                                              23.566248                    17.667879                1,502,494.996

Financial Services
2001                                            $12.5000000                   $11.504833                   38,016.520

Overseas
1995                                             $10.000000                   $10.528678                  178,852.062
1996                                              10.528678                    11.660474                  351,591.394
1997                                              11.660474                    11.460078                  374,473.198
1998                                              11.460078                    12.168562                  617,029.124
1999                                              12.168562                    16.833813                  885,837.752
2000                                              16.833813                    13.458771                1,442,620.010
2001                                              13.458771                    10.444462                1,107,046.856

International Stock
1997                                             $12.500000                   $12.620816                  240,538.835
1998                                              12.620816                    14.265882                  430,101.363
1999                                              14.265882                    18.202233                 589,229,.912
2000                                              18.202233                    13.458771                  772,346.568
2001                                              13.458771                    10.444462                  584,738.817

International Value
1999                                             $12.500000                   $12.838810                   85,805.983
2000                                              12.838810                    11.813131                  217,300.853
2001                                              11.813131                    10.459987                  322,621.319

All Cap Value
2001                                             $12.500000                   $12.473142                   43,261.454

Capital Appreciation
2000                                             $12.500000                   $10.941194                    3,323.728
2001                                              10.941194                     8.779269                   85,077.058

Strategic Opportunities (formerly,
Mid Cap Blend)
1994                                             $10.675585                   $10.965867                   36,324.491
1995                                              10.965867                    15.402974                  663,652.478
1996                                              15.402974                    18.199588                1,024,727.992
1997                                              18.199588                    21.347335                  710,225.513
1998                                              21.347335                    22.973151                1,192,385.855
1999                                              22.973151                    28.867552                1,071,824.967
2000                                              28.867552                    10.941194                1,518,855.269
2001                                              10.941194                     8.779269                1,284,082.025

Quantitative Mid Cap
2001                                             $12.500000                   $10.087326                   10,158.935

                                                                                  UNIT
                                                UNIT VALUE AT                VALUE AT END OF           NUMBER OF UNITS AT
SUB-ACCOUNT                                     START OF YEAR(A)                  YEAR                    END OF YEAR
-----------                                     -------------                ---------------           ------------------
Global Equity
1994                                              $13.117996                  $12.153179                   49,050.593
1995                                               12.153179                   12.872711                  361,285.266
1996                                               12.872711                   14.257610                  622,699.384
1997                                               14.257610                   16.941296                  452,078.125
1998                                               16.941296                   18.706100                  900,761.542
1999                                               18.706100                   19.073534                1,126,476.045
2000                                               19.073534                   10.941194                1,175,303.681
2001                                               21.049744                   17.371743                  923,158.610

Strategic Growth
2001                                              $12.500000                  $10.087326                  102,094.039

Growth
1996                                              $12.500000                  $13.711434                  136,813.299
1997                                               13.711434                   16.906185                  432,054.497
1998                                               16.906185                   20.612746                  789,132.498
1999                                               20.612746                   26.855000                1,112,356.278
2000                                               26.855000                   19.897782                1,605,716.088
2001                                               19.897782                   15.388542                1,240,821.273

Large Cap Growth
1994                                              $10.444531                  $10.303433                    7,523.248
1995                                               10.303433                   12.443644                   67,382.620
1996                                               12.443644                   13.829135                  119,961.606
1997                                               13.829135                   16.200363                   57,970.102
1998                                               16.200363                   18.982681                  130,457.346
1999                                               18.982681                   23.393391                  380,091.954
2000                                               23.393391                   19.733542                1,018,958.910
2001                                               19.733542                   15.950869                  905,763.700

Capital Opportunities
2001                                              $12.500000                  $10.581831                  110,610.022

Quantitative Equity
1997                                              $12.500000                  $16.067235                  192,717.960
1998                                               16.067235                   19.968902                  468,687.291
1999                                               19.968902                   24.022598                  901,180.009
2000                                               24.022598                   25.119884                1,404,267.330
2001                                               25.119884                   19.035553                  991,429.110

Blue Chip Growth
1994                                               $9.145044                   $9.280989                   18,796.455
1995                                                9.280989                   11.551552                  274,368.201
1996                                               11.551552                   14.303631                  673,370.337
1997                                               14.303631                   17.859518                1,129,154.033
1998                                               17.859518                   22.573222                2,444,541.966
1999                                               22.573222                   26.518360                3,079,280.538
2000                                               26.518360                   25.365287                3,684,186.284
2001                                               25.365287                   21.302974               2, 869,366.467

Utilities
2001                                             $12.5000000                   $9.243770                   57,629.212

Real Estate Securities
1997                                              $12.500000                  $14.912035                  194,806.572
1998                                               14.912035                   12.255908                  297,723.946
1999                                               12.255908                   11.090818                  226,692.229
2000                                               11.090818                   13.714476                  447,564.522
2001                                               13.714476                   13.913544                  309,663.396

                                                                                  UNIT
                                                UNIT VALUE AT                VALUE AT END OF           NUMBER OF UNITS AT
SUB-ACCOUNT                                     START OF YEAR(A)                   YEAR                   END OF YEAR
-----------                                     -------------                ---------------           ------------------
Small Company Value
1997                                             $12.500000                   $11.890948                  121,356.238
1998                                              11.890948                    11.143828                  753,524.163
1999                                              11.143828                    11.837890                  547,174.367
2000                                              11.837890                    12.335633                  454,983.311
2001                                              12.335633                    12.925755                  549,447.776

Mid Cap Value
2001                                              $12.500000                  $12.945151                  182,976.752
Value
1997                                              $12.500000                  $15.019763                  532,115.531
1998                                               15.019763                   14.519332                1,143,817.237
1999                                               14.519332                   13.883152                1,022,887.843
2000                                               13.883152                   17.011828                1,043,765.979
2001                                               17.011828                   17.304087                  966,514.052

Tactical Allocation
2000                                              $12.500000                  $11.970334                  135,569.944
2001                                              $11.970334                   10.197351                  178,879.648

Fundamental Value
2001                                              $12.500000                  $11.600607                  369,161.395

Growth & Income
1994                                              $10.576574                  $10.436393                   24,644.881
1995                                               10.436393                   13.263871                  448,739.926
1996                                               13.263871                   16.024067                1,043,469.657
1997                                               16.024067                   20.936844                1,453,214.116
1998                                               20.936844                   26.056725                3,147,982.577
1999                                               26.056725                   30.467742                4,219,095.207
2000                                               30.467742                   27.835602                4,835,620.184
2001                                               27.835602                   24.289203                4,118,884.434

U.S. Large Cap Value
1999                                              $12.500000                  $12.700198                  662,117.758
2000                                               12.700198                   12.840714                1,043,765.979
2001                                               12.840714                   12.307781                1,551,917.872

Equity-Income
1994                                              $10.844086                  $10.578121                   31,102.019
1995                                               10.578121                   12.870851                  375,815.524
1996                                               12.870851                   15.172018                  833,362.583
1997                                               15.172018                   19.357272                  973,290.243
1998                                               19.357272                   20.794388                1,719,624.978
1999                                               20.794388                   21.149570                1,586,409.600
2000                                               21.149570                   23.507739                1,638,046.414
2001                                               23.507739                   23.419227                1,797,814.857

Income & Value
1994                                              $10.269505                  $10.156264                   19,952.394
1995                                               10.156264                   12.056663                  205,665.149
1996                                               12.056663                   13.039212                  340,400.940
1997                                               13.039212                   14.861563                  176,904.939
1998                                               14.861563                   16.824988                  449,891.382
1999                                               16.824988                   17.986686                  771,920.090
2000                                               17.986686                   18.566934                  856,030.375
2001                                               18.566934                   18.440571                1,038,309.331

                                                                                  UNIT
                                                UNIT VALUE AT                VALUE AT END OF           NUMBER OF UNITS AT
SUB-ACCOUNT                                     START OF YEAR(A)                   YEAR                   END OF YEAR
-----------                                     -------------                ---------------           ------------------
Balanced
1997                                              $12.500000                  $14.573591                  209,560.113
1998                                               14.573591                   16.377624                  683,342.735
1999                                               16.377624                   15.843343                  782,138.303
2000                                               15.843343                   14.130567                  514,859.143
2001                                               14.130567                   12.481031                  434,779.395

High Yield
1997                                              $12.500000                  $13.856003                  531,676.796
1998                                               13.856003                   14.008370                1,741,127.736
1999                                               14.008370                   14.881850                1,380,131.201
2000                                               14.881850                   13.326181                1,134,966.298
2001                                               13.326181                   12.388789                1,117,606.869

Strategic Bond
1994                                              $10.132498                   $9.897404                    9,621.542
1995                                                9.897404                   11.607403                  146,877.133
1996                                               11.607403                   13.093621                  470,296.507
1997                                               13.093621                   14.293477                  681,451.817
1998                                               14.293477                   14.243718                1,092,910.900
1999                                               14.243718                   14.321908                  945,776.422
2000                                               14.321908                   15.128283                  982,539.539
2001                                               15.128283                   15.808358                  863,741.852

Global Bond
1994                                              $10.345362                  $10.262238                    6,324.370
1995                                               10.262238                   12.434811                  108,887.995
1996                                               12.434811                   13.821405                  236,432.653
1997                                               13.821405                   13.995892                  542,434.525
1998                                               13.995892                   14.814388                  196,058.554
1999                                               14.814388                   13.599529                  206,366.445
2000                                               13.599529                   13.602454                  262,586.077
2001                                               13.602454                   13.448939                  221,863.817

Total Return
1999                                              $12.500000                  $12.235367                  293,731.960
2000                                               12.235367                   13.348487                  740,524.155
2001                                               13.348487                   14.216074                1,701,935.199

Investment Quality Bond
1994                                              $ 9.785855                   $9.713969                    5,980.272
1995                                                9.713969                   11.417606                  143,843.254
1996                                               11.417606                   11.519237                  359,256.707
1997                                               11.519237                   12.435620                  262,883.942
1998                                               12.435620                   13.299876                  855,003.631
1999                                               13.299876                   12.847911                1,129,566.354
2000                                               12.847911                   13.826642                1,089,451.755
2001                                               13.826642                   14.596065                1,189,698.150

Diversified Bond
1994                                              $10.124972                  $10.050011                    2,989.757
1995                                               10.050011                   11.672867                  123,692.494
1996                                               11.672867                   12.287873                  193,254.830
1997                                               12.287873                   13.469181                   98,739.766
1998                                               13.469181                   14.663990                  261,092.778
1999                                               14.663990                   14.527388                  292,613.312
2000                                               14.527388                   15.765628                  376,576.606
2001                                               15.765628                   16.605167                  567,983.458

                                                                                  UNIT
                                                UNIT VALUE AT                VALUE AT END OF           NUMBER OF UNITS AT
SUB-ACCOUNT                                     START OF YEAR(A)                   YEAR                   END OF YEAR
-----------                                     -------------                ---------------           ------------------
U.S. Government Securities
1994                                              $10.033365                   $9.968713                   17,964.448
1995                                                9.968713                   11.333420                  218,996.714
1996                                               11.333420                   11.522857                  283,607.608
1997                                               11.522857                   12.294922                  291,264.608
1998                                               12.294922                   12.999698                  909,940.877
1999                                               12.999698                   12.757839                  986,798.366
2000                                               12.757839                   13.913787                1,035,378.919
2001                                               13.913787                   14.647092                1,240,821.273

Money Market
1994                                              $10.172129                  $10.290731                   46,595.747
1995                                               10.290731                   10.692803                  282,116.623
1996                                               10.692803                   11.048244                  516,160.781
1997                                               11.048244                   11.427217                1,222,689.467
1998                                               11.427217                   11.811952                3,637,922.565
1999                                               11.811952                   12.153141                6,264,766.906
2000                                               12.153141                   12.657686                5,196,890.223
2001                                               12.657686                   12.895798                6,067,571.301

Small Cap Index
2000                                              $12.500000                  $11.577217                   21,196.146
2001                                               11.577217                   11.557294                  166,371.411

International Index
2000                                              $12.500000                  $11.148798                   45,317.184
2001                                               11.148798                    8.508168                   24,297.601

Mid Cap Index
2000                                              $12.500000                  $13.250096                  195,959.755
2001                                               13.250096                   12.805647                  265,962.544

Total Stock Market Index
2000                                              $12.500000                  $11.123861                   81,427.840
2001                                               11.123861                    9.692272                  205,180.641

500 Index
2000                                              $12.500000                  $11.182275                  284,601.898
2001                                               11.182275                    9.637624                  597,926.510

Lifestyle Aggressive 1000
1997                                              $12.500000                  $13.635694                  206,171.846
1998                                               13.635694                   14.064128                  276,086.785
1999                                               14.064128                   15.855076                  169,802.704
2000                                               15.855076                   14.799593                  253,623.713
2001                                               14.799593                   12.565579                  297,729.326

Lifestyle Growth 820
1997                                              $12.500000                  $13.998474                  223,792.942
1998                                               13.998474                   14.623605                1,903,948.071
1999                                               14.623605                   16.767184                1,241,961.810
2000                                               16.767184                   16.001947                1,401,667.363
2001                                               16.001947                   15.984331                1,672,102.080

Lifestyle Balanced 640
1997                                              $12.500000                  $14.031517                1,456,423.208
1998                                               14.031517                   14.591457                2,558,525.534
1999                                               14.591457                   16.136115                1,808,450.426
2000                                               16.136115                   16.274494                1,668,357.190
2001                                               16.274494                   15.242085                2,293,594.980

                                                                                  UNIT
                                                 UNIT VALUE AT               VALUE AT END OF           NUMBER OF UNITS AT
SUB-ACCOUNT                                     START OF YEAR(A)                   YEAR                   END OF YEAR
-----------                                     ---------------              ---------------           ------------------
Lifestyle Moderate 460
1997                                              $12.500000                  $13.981923                  486,907.289
1998                                               13.981923                   15.096548                1,304,937.192
1999                                               15.096548                   16.021927                1,092,440.188
2000                                               16.021927                   16.431521                  980,134.550
2001                                               16.431521                   15.984331                   994,549.58
Lifestyle Conservative 280
1997                                              $12.500000                  $13.790807                  202,270.252
1998                                               13.790807                   14.950846                  766,504.994
1999                                               14.950846                   15.324704                  776,422.562
2000                                               15.324704                   16.235059                  688,499.055
2001                                               16.235059                   16.482670                  827,486.706

(A) Units under this series of contracts were first credited under the sub-accounts on August 9, 1994, except in the case of:

       -      Overseas Trust where units were first credited on January 9, 1995;

       - Mid Cap Growth and International Small Cap Trusts where units were first credited on March 4, 1996;

       -      Growth Trust where units were first credited on July 15, 1996;

       - Pacific Rim Emerging Markets, Science & Technology, Aggressive Growth, Emerging Small Company, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced, and High Yield Trusts where units were first credited on January 1, 1997;

       - Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, and Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997;

       - Small Company Value Trust where units were first credited on October 1, 1997; and

       - Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999.

       - Internet Technologies, Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index,Total Stock Market Index and 500 Index where units were first credited on May 1, 2000.

       - Capital Appreciation Trust where units were first credited on November 1, 2000.

       - Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value, Fundamental Value where units were first credited on May 1, 2001.

                                  APPENDIX B-2
            TABLE OF ACCUMULATION UNIT VALUES - SERIES II SHARES(A)



NUMBER MUST BE REVISED



                                                                UNIT VALUE AT              UNIT VALUE AT         NUMBER OF UNITS AT
SUB-ACCOUNT                                                     START OF YEAR*              END OF YEAR             END OF YEAR
-----------                                                     --------------             -------------         ------------------
Internet Technologies
12/31/2001                                                        12.500000                    7.690427                   0.000

Pacific Rim Emerging Market
12/31/2001                                                        12.500000                   10.483420                 360.596

Telecommunications
12/31/2001                                                        12.500000                    8.705111                   0.000

Science & Technology
12/31/2001                                                        12.500000                    7.661917               4,076.040

International Small Cap
12/31/2001                                                        12.500000                   10.388191                 321.473

Health Sciences
12/31/2001                                                        12.500000                   11.751823               3,598.598

Aggressive Growth
12/31/2001                                                        12.500000                    9.801939               2,666.360



                                                                UNIT VALUE AT              UNIT VALUE AT         NUMBER OF UNITS AT
SUB-ACCOUNT                                                     START OF YEAR*              END OF YEAR             END OF YEAR
-----------                                                     --------------             -------------         ------------------
Emerging Small Company
12/31/2001                                                        12.500000                    9.728980               2,557.349

Small Company Blend
12/31/2001                                                        12.500000                    9.636300              10,681.436

Dynamic Growth
12/31/2001                                                        12.500000                    9.468651               3,435.679

Mid Cap Growth
12/31/2001                                                        12.500000                    8.831343               6,574.516

Mid Cap Opportunities
12/31/2001                                                        12.500000                    9.357722               1,097.118

Mid Cap Stock
12/31/2001                                                        12.500000                   10.392180               6,546.912

All Cap Growth
12/31/2001                                                        12.500000                    9.902928               8,373.552

Financial Services
12/31/2001                                                        12.500000                   10.803194                   0.000

Overseas
12/31/2001                                                        12.500000                   10.595459                 172.741

International Stock
12/31/2001                                                        12.500000                   10.723456               1,576.665

International Value
12/31/2001                                                        12.500000                   10.641116               4,570.825

All Cap Value
12/31/2001                                                        12.500000                   10.676595               1,015.252

Capital Appreciation
12/31/2001                                                        12.500000                   10.241815               4,836.997

Strategic Opportunities
12/31/2001                                                        12.500000                    9.297465               9,469.243

Quantitative Mid Cap
12/31/2001                                                        12.500000                    9.994509                   0.000

Global Equity
12/31/2001                                                        12.500000                   10.446866               1,126.162

Strategic Growth
12/31/2001                                                        12.500000                    9.919052               3,809.560

                                                                UNIT VALUE AT              UNIT VALUE AT         NUMBER OF UNITS AT
SUB-ACCOUNT                                                     START OF YEAR*              END OF YEAR             END OF YEAR
-----------                                                     --------------             -------------         ------------------
Growth
12/31/2001                                                        12.500000                   10.282961                 214.163

Large Cap Growth
12/31/2001                                                        12.500000                   10.339934               9,275.998

Capital Opportunities
12/31/2001                                                        12.500000                    9.914127               1,245.059

Quantitative Equity
12/31/2001                                                        12.500000                   10.103650               4,145.231

Blue Chip Growth
12/31/2001                                                        12.500000                   10.740236               6,709.983

Utilities
12/31/2001                                                        12.500000                   10.584188                 566.883

Real Estate Securities
12/31/2001                                                        12.500000                   12.072788              11,075.865

Small Company Value
12/31/2001                                                        12.500000                   10.988112              13,189.096

Mid Cap Value
12/31/2001                                                        12.500000                   11.519405              11,864.345



                                                                UNIT VALUE AT              UNIT VALUE AT         NUMBER OF UNITS AT
SUB-ACCOUNT                                                     START OF YEAR*              END OF YEAR             END OF YEAR
-----------                                                     --------------             -------------         ------------------
Value
12/31/2001                                                        12.500000                   10.847582               8,999.203

Tactical Allocation
12/31/2001                                                        12.500000                   10.671865                   0.000

Fundamental Value
12/31/2001                                                        12.500000                   10.936228              40,941.549

Growth & Income
12/31/2001                                                        12.500000                   10.884665              31,887.654

U.S. Large Cap Value
12/31/2001                                                        12.500000                   10.349858              13,437.861

Equity-Income
12/31/2001                                                        12.500000                   11.329142              28,696.920

Income & Value
12/31/2001                                                        12.500000                   11.015976               7,959.120

Balanced
12/31/2001                                                        12.500000                   11.132648                   0.000

High Yield
12/31/2001                                                        12.500000                   11.637500               3,623.802

Strategic Bond
12/31/2001                                                        12.500000                   12.572709               4,812.113

Global Bond
12/31/2001                                                        12.500000                   13.064724               1,820.950

Total Return
12/31/2001                                                        12.500000                   12.864283              46,567.936

Investment Quality Bond
12/31/2001                                                        12.500000                   12.615182              36,248.640

Diversified Bond
12/31/2001                                                        12.500000                   12.706724              26,251.697

U.S. Government Securities
12/31/2001                                                        12.500000                   12.791442              26,818.196

Money Market
12/31/2001                                                        12.500000                   12.526930             121,925.606

Small Cap Index
12/31/2001                                                        12.500000                   10.341106               1,265.966

International Index
12/31/2001                                                        12.500000                   10.827855                 467.423

                                                                UNIT VALUE AT              UNIT VALUE AT         NUMBER OF UNITS AT
SUB-ACCOUNT                                                     START OF YEAR*              END OF YEAR             END OF YEAR
-----------                                                     --------------             -------------         ------------------
Mid Cap Index
12/31/2001                                                        12.500000                   10.509813               3,202.583

Total Stock Market Index
12/31/2001                                                        12.500000                   10.609390                 181.718

500 Index
12/31/2001                                                        12.500000                   10.695438               6,320.795

Lifestyle Aggressive 1000
12/31/2001                                                        12.500000                   10.497692               1,949.167

Lifestyle Growth 820
12/31/2001                                                        12.500000                    8.831343               6,574.516



                                                                UNIT VALUE AT              UNIT VALUE AT         NUMBER OF UNITS AT
SUB-ACCOUNT                                                     START OF YEAR*              END OF YEAR             END OF YEAR
-----------                                                     --------------             -------------         ------------------
Lifestyle Balanced 640
12/31/2001                                                        12.500000                    11.439392               6,122.718

Lifestyle Moderate 460
12/31/2001                                                        12.500000                    11.859365               8,967.344

Lifestyle Conservative 280
12/31/2001                                                        12.500000                    12.313413               4,878.823



(A) Units were first credit under the sub-accounts on January 28, 2002.

                                   APPENDIX C

                EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE(A)

(A) Effective November 1, 1996, no withdrawal charge will be imposed on withdrawals from contracts issued on or after November 1, 1996.

Example 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.

                       HYPOTHETICAL                   FREE         PURCHASE
     CONTRACT            CONTRACT                  WITHDRAWAL      PAYMENTS                    WITHDRAWAL
       YEAR               VALUE                      AMOUNT       LIQUIDATED                     CHARGE
     --------          ------------                ----------     ----------           -------------------------
                                                                                       PERCENT            AMOUNT
                                                                                       -------            ------
        1                 55,000                     5,000(a)       50,000                3%               1,500
        2                 50,500                     5,000(b)       45,500                3%               1,365
        3                 60,000                    10,000(c)       50,000                3%               1,500
        4                 70,000                    20,000(d)       50,000                0%                   0


(a) During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total purchase payments made under the contract less any prior partial withdrawals in that contract year. In the first contract year the earnings under the contract and 10% of purchase payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 purchase payment is liquidated and the withdrawal charge is assessed against such liquidated purchase payment (contract value less free withdrawal amount).

(b) In the example for the second contract year, the accumulated earnings of $500 is less than 10% of purchase payments, therefore the free withdrawal amount is equal to 10% of purchase payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to purchase payments liquidated (contract value less free withdrawal amount).

(c) In the example for the third contract year, the accumulated earnings of $10,000 is greater than 10% of purchase payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the purchase payments liquidated (contract value less free withdrawal amount).

(d) There is no withdrawal charge on any purchase payments liquidated that have been in the contract for at least 3 years.

Example 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000, and $8,000.

     HYPOTHETICAL             PARTIAL                 FREE               PURCHASE
       CONTRACT              WITHDRAWAL             WITHDRAWAL           PAYMENTS               WITHDRAWAL
        VALUE                REQUESTED                AMOUNT            LIQUIDATED                CHARGE
     ------------            ----------             ----------          ----------     ---------------------------
                                                                                       PERCENT              AMOUNT
                                                                                       -------              ------
        65,000                 2,000                 15,000(a)                  0         3%                   0
        49,000                 5,000                  3,000(b)              2,000         3%                  60
        52,000                 7,000                  4,000(c)              3,000         3%                  90
        44,000                 8,000                      0(d)              8,000         3%                 240


(a) The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated purchase payments (accumulated earnings), or 10% of purchase payments less 100% of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of purchase payments less prior withdrawals ($5,000-0). The amount requested ($2,000) is less than the free withdrawal amount so no purchase payments are liquidated and no withdrawal charge applies.

(b) The contract has negative accumulated earnings ($49,000-$50,000), so the free withdrawal amount is limited to 10% of purchase payments less all prior withdrawals. Since $2,000 has already been withdrawn earlier in the current contract year, the remaining free withdrawal amount during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in purchase payments being liquidated. The remaining unliquidated purchase payments are $48,000.

(c) The contract has increased in value to $52,000. The unliquidated purchase payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of purchase payments less prior withdrawals ($5,000-$2,000-$5,000<0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in purchase payments being liquidated. The remaining unliquidated purchase payments are $45,000.

(d) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000-$45,000) and the full 10% of purchase payments ($5,000) has already been utilized. The full amount of $8,000 will result in purchase payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of purchase payments would be available again for withdrawal requests during that year.

                                   APPENDIX D

                               STATE PREMIUM TAXES

Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax adviser should be consulted.

                                                                                 TAX RATE
                                                                    --------------------------------------
                                                                    QUALIFIED                NON-QUALIFIED
STATE                                                               CONTRACTS                  CONTRACTS
-----                                                               ---------                -------------
CALIFORNIA...........................................                 0.50%                     2.35%
MAINE................................................                 0.00%                     2.00%
NEVADA...............................................                 0.00%                     3.50%
PUERTO RICO..........................................                 1.00%                     1.00%
SOUTH DAKOTA*........................................                 0.00%                     1.25%
WEST VIRGINIA........................................                 1.00%                     1.00%
WYOMING..............................................                 0.00%                     1.00%


* Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium at issue).

                                   APPENDIX E

                        PENNSYLVANIA MAXIMUM MATURITY AGE

For all contracts issued in Pennsylvania the maximum maturity age based upon the issue age of the annuitant is as follows:

                 ISSUE AGE                                 MAXIMUM MATURITY AGE
                 ----------                                --------------------
                 70 or less                                         85
                   71-75                                            86
                   76-80                                            88
                   81-85                                            90
                   86-90                                            93
                   91-93                                            96
                   94-95                                            98
                   96-97                                            99
                   98-99                                           101
                  100-101                                          102
                    102                                            103
                    103                                            104
                    104                                            105
                    105                                            106


            It is required that the annuitant exercise a settlement annuity option no later than the maximum maturity age stated above. For example an annuitant age 60 at issue must exercise a settlement option prior to the attainment of age 86. We will use the issue age of the youngest named annuitant in the determination of the required settlement option date.

            If contracts are issued with annuitants over age 96, a withdrawal charge could be imposed if they terminate the contract rather than elect a settlement option upon attainment of the maximum maturity age. This is a result of the restrictions by Pennsylvania in combination with the 3-year withdrawal charge schedule of the contract.

                                   APPENDIX F

                         PRIOR CONTRACTS (VV CONTRACTS)

PRIOR CONTRACTS

      This Appendix sets forth the principal differences between the contract offered by this Prospectus and a class of variable annuity contract that we offer in the state of Washington ("PRIOR CONTRACTS" or "VV CONTRACTS") and which were previously sold in other states during the period April, 1993 to March, 1998. The principal differences between the contract offered by this Prospectus and the VV contract relate to the death benefit provisions.

DEATH BENEFIT PROVISIONS UNDER PRIOR CONTRACTS

Death of Last Surviving Annuitant (Where the Annuitant Was Not an Owner)

      We will pay the minimum death benefit (minus any unpaid loans) to the beneficiary if :

            -     the annuitant dies before the maturity date,

            -     the annuitant is not an owner,

            -     there is no surviving co-annuitant, and

            -     no owner of the contract is a non-natural person.

If any owner of the contract is a non-natural person, the death or change of any annuitant is treated as the death of an owner. The beneficiary may elect to:

            - receive payment (either as a lump sum or in accordance with any annuity option described in the contract) or

            - continue the contract, as its owner, with the contract value on the date due proof of death and all required claim forms are received, equal to the minimum death benefit.

An election to receive the minimum death benefit under an annuity option must be made within 60 days after the date on which the death benefit first becomes payable. In general, a beneficiary who continues the contract will nonetheless be treated for Federal income tax purposes as if he or she had received the minimum death benefit.

Death of Owner

      Deceased Owner (Who was the Last-Surviving Annuitant): We will pay the minimum death benefit, less any unpaid loans, to the beneficiary if:

            -     an owner dies before the maturity date,

            -     the deceased owner is an annuitant, and

            -     there is no surviving co-annuitant.

If the contract is a non-qualified contract, after the owner's death, the beneficiary's entire interest must be distributed within five years unless:

            - the beneficiary elects to receive his or her interest as an annuity which begins within one year of the owner's death and is paid over the beneficiary's life or over a period not extending beyond the beneficiary's life expectancy or

            - the beneficiary is the deceased owner's surviving spouse and elects to continue the contract, as its owner, with the contract value on the date due proof of death and all required claim forms are received, equal to the minimum death benefit.

An election to receive the minimum death benefit as an annuity must be made within 60 days after the date on which the death benefit first becomes payable If the spouse continues the contract, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies. For purposes of this paragraph, in determining the minimum death benefit, withdrawal charges (applicable when an annuitant either dies after the first of the month following his or her 85th birthday or when the annuitant had attained age 81 or greater on the contract date -- see "Minimum Death Benefit") will be taken into account, but only when the minimum death benefit is paid and only if such charges would have applied if the payment had been made to the deceased owner at that time.

      Deceased Owner (Who was Not the Last-Surviving Annuitant and There Are No Surviving Owners):

      If:

            -     an owner dies before the maturity date,

            -     any annuitant survives, and

            -     there are no surviving owners,

we will transfer the interest in the contract to the successor owner (the person, persons, or entity to become the contract owner if the contract owner dies prior to the maturity date). If the contract is a non-qualified contract, after the owner's death, the successor owner's entire interest in the contract must be distributed within five years unless:

      - the successor owner elects to receive payment of the interest in the contract as an annuity which begins within one year of the owner's death and is paid over the successor owner's life or over a period not extending beyond the successor owner's life expectancy or

      - the successor owner is the deceased owner's surviving spouse and elects to continue the contract, as its owner, with the contract value on the date due proof of death and all required claim forms are received, equal to the interest in the contract.

An election to receive the interest in the contract as an annuity must be made within 60 days after the date on which the death benefit first becomes payable. If the spouse continues the contract, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies. If the deceased contract owner had not attained age 81 on the contract date, the interest in the contract equals the contract value. If the deceased contract owner had attained age 81 on the contract date, the interest in the contract also equals the contract value, but such interest may be subject to applicable withdrawal charges when any amounts are actually paid. The successor owner's right to the interest in the contract does not affect the annuitant designations in the contract, although the successor owner may change such designations after acquiring the interest in the contract.

      Deceased Owner (Who was Not the Last-Surviving Annuitant and There Are Surviving Owners):

      If :

            -     an owner dies before the maturity date,

            -     any annuitant survives, and

            -     there is a surviving owner,

we will transfer the interest in the contract to the surviving owner. The amount of this interest and the rights and restrictions attendant to this transfer are the same as those described in the immediately preceding paragraph, except that "surviving owner" should be substituted for "successor owner," wherever these terms appear.

      Non-Natural Owners: If any owner of a non-qualified contract is not an individual, the death or change of any annuitant will be treated as the death of an owner (who was not the last-surviving annuitant), unless the last-surviving annuitant has actually died in which case the death will be treated as the death of an owner (who is the last-surviving annuitant).

      Application of Distributed Amounts Towards the Purchase of a New Contract:
A beneficiary, successor owner, or surviving owner, as the case may be, may apply amounts required to be distributed towards the purchase of a new contract.

In general, if such distributed amounts are so applied, the beneficiary, successor owner, or surviving owner will be treated for Federal income tax purposes as if he or she had received these distributed amounts.

Minimum Death Benefit

      If the last surviving annuitant dies on or before the first of the month following his or her 85th birthday and had an attained age of less than 81 years on the contract date, the minimum death benefit will be equal to the greater of:

      - the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or

      -     the excess of

            - the sum of each purchase payment accumulated daily, at the equivalent of 5% per year, starting on the date each purchase payment is allocated to the contract, with a maximum accumulation of two times each purchase payment, over

            - the sum of each withdrawal or annuitized amount, including any applicable withdrawal charges, accumulated daily at a rate equivalent to 5% per year, starting as of the date of each such withdrawal or annuitization, with a maximum accumulation of two times each such withdrawal or annuitization amount.

      If the last surviving annuitant dies after the -first of the month following his or her 85th birthday and had an attained age of less than 81 years on the contract date, the minimum death benefit will be equal to the greater of:

      - the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or

      -     the excess of:

            -     the sum of all purchase payments over

            - the sum of any amounts deducted in connection with partial withdrawals.

      If the last surviving annuitant dies and the Annuitant had an attained age of 81 or greater on the contract date, the minimum death benefit payable on due proof of death and receipt of all required claim forms will equal the amount payable on total withdrawal.

OTHER CONTRACT PROVISIONS

Annuity Tables Assumed Interest Rate

      A 4% assumed interest rate is built into the annuity tables in the prior contract used to determine the first variable annuity payment to be made under that contract.

FIXED ACCOUNT INVESTMENT OPTIONS

The fixed account is not available to contracts issued in the state of Washington.

[UPDATE TABLES...]



          TABLE OF ACCUMULATION UNIT VALUES RELATING TO PRIOR CONTRACTS

                                                UNIT VALUE AT                UNIT VALUE AT            NUMBER OF UNITS AT
SUB-ACCOUNT                                    START OF YEAR(A)               END OF YEAR                END OF YEAR
-----------                                    -------------                 -------------            ------------------
Internet Technologies
2000                                             $12.500000                      $6.954217                 16,406.933
2001                                              $6.954217                       3.687062                 13,831.147

Pacific Rim Emerging Markets
1997                                             $12.500000                      $8.160547                 34,627.016
1998                                               8.160547                       7.656925                 41,134.511
1999                                               7.656925                      12.267100                 59,652.978
2000                                              12.267100                       9.126236                 59,729.361
2001                                               9.126236                       7.308701                 48,859.701

Telecommunications
2001                                             $12.500000                      $7.842239                  2,149.472

Science & Technology
1997                                             $12.500000                     $13.613317                135,733.204
1998                                              13.613317                      19.191525                213,834.441
1999                                              19.191525                      37.660683                439,623.047
2000                                              37.660683                      24.427405                399,662.222
2001                                              24.427405                      14.113845                298,778.830

                                                UNIT VALUE AT                UNIT VALUE AT            NUMBER OF UNITS AT
SUB-ACCOUNT                                    START OF YEAR(A)               END OF YEAR                END OF YEAR
-----------                                    -------------                 -------------            ------------------
Health Sciences
2001                                             $12.500000                     $13.390760                 16,285.400

Aggressive Growth
1997                                             $12.500000                     $12.296448                 90,240.319
1998                                              12.296448                      12.617679                148,710.766
1999                                              12.617679                      16.504105                160,483.979
2000                                              16.504105                      16.721411                129,992.658
2001                                              16.721411                      12.172856                 75,630.931

Emerging Small Company
1997                                             $12.500000                     $14.537900                102,965.388
1998                                              14.537900                      14.310172                102,715.794
1999                                              14.310172                      24.427201                122,829.358
2000                                              24.427201                      22.995348                 86,640.644
2001                                              22.995348                      17.585667                 93,984.628

Small Company Blend
1999                                             $12.500000                     $15.895877                 26,632.075
2000                                              15.895877                      12.549695                179,838.328
2001                                              12.549695                      12.058116                212,322.648

Dynamic Growth
2000                                             $12.500000                      $7.894008                 66,012.928
2001                                               7.894008                       4.639280                 93,267.480

Mid Cap Growth
2001                                             $12.500000                     $10.354292                 10,718.510

Mid Cap Opportunities
2001                                             $12.500000                     $10.472982                  6,710.970

Mid Cap Stock
1999                                             $12.500000                     $12.462837                 12,667.874
2000                                              12.462837                      11.772975                 29,040.744
2001                                              11.772975                      10.305876                 43,363.824

All Cap Growth
1996                                             $12.500000                     $13.188627                283,880.941

1997                                              13.188627                      14.952186                958,265.084
1998                                              14.952186                      18.869029                803,736.602
1999                                              18.869029                      26.855000                771,866.732
2000                                              26.855000                      23.566248                460,836.572
2001                                              23.566248                      17.667879                355,595.298

Financial Services
2001                                            $12.5000000                     $11.504833                  2,974.640

Overseas
1995                                             $10.000000                     $10.528678                178,852.062
1996                                              10.528678                      11.660474                687,006.606
1997                                              11.660474                      11.460078                955,856.892
1998                                              11.460078                      12.168562                832,545.108
1999                                              12.168562                      16.833813                707,261.234
2000                                              16.833813                      13.458771                524,346.798
2001                                              13.458771                      10.444462                488,234.829

International Stock
1997                                             $12.500000                     $12.620816                152,757.810
1998                                              12.620816                      14.265882                164,021.287
1999                                              14.265882                      18.202233                171,066.912
2000                                              18.202233                      14.938063                118,546.190
2001                                              14.938063                      11.527320                 98,892.062

                                                UNIT VALUE AT                UNIT VALUE AT            NUMBER OF UNITS AT
SUB-ACCOUNT                                    START OF YEAR(A)               END OF YEAR                END OF YEAR
-----------                                    -------------                 -------------            ------------------
International Value
1999                                             $12.500000                     $12.838810                 52,564.605
2000                                              12.838810                      11.813131                 55,613.361
2001                                              11.813131                      10.459987                 62,812.620

All Cap Value
2001                                             $12.500000                     $12.473142                 14,474.484

Capital Appreciation
2000                                             $12.500000                     $10.941194                  3,346.922
2001                                             $10.941194                       8.779269                 16,974.583

Strategic Opportunities
1994                                             $10.675585                     $10.965867                 36,324.491
1995                                              10.965867                      15.402974                663,652.478
1996                                              15.402974                      18.199588              2,871,862.671
1997                                              18.199588                      21.347335              3,250,746.116
1998                                              21.347335                      22.973151              2,667,318.668
1999                                              22.973151                      28.867552              1,969,128.617
2000                                              28.867552                      26.586905              1,149,910.020
2001                                              26.586905                      22.159728                893,666.653

Quantitative Mid Cap
2001                                             $12.500000                     $10.087326                 13,711.152

Global Equity
1994                                             $13.117996                     $12.153179                 49,050.593
1995                                              12.153179                      12.872711                361,285.266
1996                                              12.872711                      14.257610              2,854,082.412
1997                                              14.257610                      16.941296              3,095,669.746
1998                                              16.941296                      18.706100              2,651,804.343
1999                                              18.706100                      19.073534              2,058,275.152
2000                                              19.073534                      21.049744              1,342,186.517
2001                                              21.049744                      17.371743                964,778.617

Strategic Growth
2001                                             $12.500000                     $10.898344                  2,993.146

Growth
1996                                             $12.500000                     $13.711434                 59,459.482
1997                                              13.711434                      16.906185                241,081.231

1998                                              16.906185                      20.612746                237,044.423
1999                                              20.612746                      27.818889                392,471.271
2000                                              27.818889                      19.897782                258,472.327
2001                                              19.897782                      15.388542                215,079.112

Large Cap Growth
1994                                             $10.444531                     $10.303433                  7,523.248
1995                                              10.303433                      12.443644                 67,382.620
1996                                              12.443644                      13.829135                407,378.669
1997                                              13.829135                      16.200363                420,740.164
1998                                              16.200363                      18.982681                407,475.288
1999                                              18.982681                      23.393391                417,856.885
2000                                              23.393391                      19.733542                329,797.998
2001                                              19.733542                      15.950869                265,964.159

Capital Opportunities
2001                                             $12.500000                     $10.581831                 24,401.336

Quantitative Equity
1997                                             $12.500000                     $16.067235                 37,093.601
1998                                              16.067235                      19.968902                 79,660.211
1999                                              19.968902                      24.022598                119,064.802
2000                                              24.022598                      25.119884                163,661.087
2001                                              25.119884                      19.035553                140,174.924

                                                UNIT VALUE AT                UNIT VALUE AT            NUMBER OF UNITS AT
SUB-ACCOUNT                                    START OF YEAR(A)               END OF YEAR                END OF YEAR
-----------                                    -------------                 -------------            ------------------
Blue Chip Growth
1994                                              $9.145044                      $9.280989                 18,796.455
1995                                               9.280989                      11.551552                274,368.201
1996                                              11.551552                      14.303631              1,496,909.237
1997                                              14.303631                      17.859518              2,019,046.153
1998                                              17.859518                      22.573222              1,961,275.725
1999                                              22.573222                      26.518360              1,756,878.003
2000                                              26.518360                      25.365287              1,092,042.714
2001                                              25.365287                      21.302974                893,770.080

Utilities
2001                                            $12.5000000                      $9.243770                  7,501.763

Real Estate Securities
1997                                             $12.500000                     $14.912035                136,253.215
1998                                              14.912035                      12.255908                187,493.937
1999                                              12.255908                      11.090818                133,707.917
2000                                              11.090818                      13.714476                 87,465.358
2001                                              13.714476                      13.913544                102,884.666

Small Company Value
1997                                             $12.500000                     $11.890948                 64,896.994
1998                                              11.890948                      11.143828                136,031.616
1999                                              11.143828                      11.837890                110,833.955
2000                                              11.837890                      12.335633                156,651.937
2001                                              12.335633                      12.925755                137,955.186
Mid Cap Value
2001                                             $12.500000                     $12.945151                 22,037.536

Value
1997                                             $12.500000                     $15.019763                189,688.364
1998                                              15.019763                      14.519332                291,736.295
1999                                              14.519332                      13.883152                230,494.539
2000                                              13.883152                      17.011828                 94,623.664
2001                                              17.011828                      17.304087                117,308.302

Tactical Allocation
2000                                             $12.500000                     $11.970334                  3,549.851
2001                                              11.970334                      10.197351                 10,365.151

Fundamental Value

2001                                             $12.500000                     $11.600607                 33,717.369

Growth & Income
1994                                             $10.576574                     $10.436393                 24,644.881
1995                                              10.436393                      13.263871                448,739.926
1996                                              13.263871                      16.024067              2,888,470.321
1997                                              16.024067                      20.936844              3,683,351.338
1998                                              20.936844                      26.056725              3,517,115.549
1999                                              26.056725                      30.467742              3,324,063.963
2000                                              30.467742                      27.835602              1,966,797.615
2001                                              27.835602                      24.289203              1,600,522.668

U.S. Large Cap Value
1999                                            $12.5000000                     $12.700198                144,388.409
2000                                             12.7100198                      12.840714                205,372.918
2001                                              12.840714                      12.307781                201,884.240

                                                UNIT VALUE AT                UNIT VALUE AT            NUMBER OF UNITS AT
SUB-ACCOUNT                                    START OF YEAR(A)               END OF YEAR                END OF YEAR
-----------                                    -------------                 -------------            ------------------
Equity-Income
1994                                             $10.844086                     $10.578121                 31,102.019
1995                                              10.578121                      12.870851                375,815.524
1996                                              12.870851                      15.172018              2,075,876.729
1997                                              15.172018                      19.357272              2,755,727.059
1998                                              19.357272                      20.794388              2,465,922.102
1999                                              20.794388                      21.149570              1,965,890.905
2000                                              21.149570                      23.507739              1,116,961.714
2001                                              23.507739                      23.419227              1,002,581.470

Income & Value
1994                                             $10.269505                     $10.156264                 19,952.394
1995                                              10.156264                      12.056663                205,665.149
1996                                              12.056663                      13.039212              1,358,995.894
1997                                              13.039212                      14.861563              1,405,589.059
1998                                              14.861563                      16.824988              1,219,676.937
1999                                              16.824988                      17.986686              1,125,825.714
2000                                              17.986686                      18.566934                711,329.399
2001                                              18.566934                      18.440571                594,379.468

Balanced
1997                                             $12.500000                     $14.573591                 43,507.584
1998                                              14.573591                      16.377624                106,132.643
1999                                              16.377624                      15.843343                 84,860.215
2000                                              15.843343                      14.130567                 76,172.930
2001                                              14.130567                      12.481031                 52,816.058

High Yield
1997                                             $12.500000                     $13.856003                159,593.993
1998                                              13.856003                      14.008370                235,174.727
1999                                              14.008370                      14.881850                210,283.790
2000                                              14.881850                      13.326181                153,672.676
2001                                              13.326181                      12.388789                158,365.903

Strategic Bond
1994                                             $10.132498                      $9.897404                  9,621.542
1995                                               9.897404                      11.607403                146,877.133
1996                                              11.607403                      13.093621                687,006.604
1997                                              13.093621                      14.293477              1,309,575.793
1998                                              14.293477                      14.243718              1,158,904.476
1999                                              14.243718                      14.321908              1,054,279.029
2000                                              14.321908                      15.128283                402,747.261
2001                                              15.128283                      15.808358                278,990.552

Global Bond
1994                                             $10.345362                     $10.262238                  6,324.370

1995                                              10.262238                      12.434811                108,887.995
1996                                              12.434811                      13.821405              1,152,443.822
1997                                              13.821405                      13.995892              1,043,390.432
1998                                              13.995892                      14.814388                832,754.874
1999                                              14.814388                      13.599529                604,727.661
2000                                              13.599529                      13.602454                407,387.684
2001                                              13.602454                      13.448939                279,416.362

Total Return
1999                                             $12.500000                     $12.235367                102,148.881
2000                                              12.235367                      13.348487                 93,235.107
2001                                              13.348487                      14.216074                132,098.202

                                                UNIT VALUE AT                UNIT VALUE AT            NUMBER OF UNITS AT
SUB-ACCOUNT                                    START OF YEAR(A)               END OF YEAR                END OF YEAR
-----------                                    -------------                 -------------            ------------------
Investment Quality Bond
1994                                             $ 9.785855                      $9.713969                  5,980.272
1995                                               9.713969                      11.417606                143,843.254
1996                                              11.417606                      11.519237                727,979.095
1997                                              11.519237                      12.435620                880,259.981
1998                                              12.435620                      13.299876                792,835.875
1999                                              13.299876                      12.847911                638,266.213
2000                                              12.847911                      13.826642                362,949.743
2001                                              13.826642                      14.596065                290,680.308

Diversified Bond
1994                                             $10.124972                     $10.050011                  2,989.757
1995                                              10.050011                      11.672867                123,692.494
1996                                              11.672867                      12.287873                661,002.839
1997                                              12.287873                      13.469181                759,271.964
1998                                              13.469181                      14.663990                604,747.668
1999                                              14.663990                      14.527388                490,754.770
2000                                              14.527388                      15.765628                300,463.926
2001                                              15.765628                      16.605167                305,448.097

U.S. Government Securities
1994                                             $10.033365                      $9.968713                 17,964.448
1995                                               9.968713                      11.333420                218,996.714
1996                                              11.333420                      11.522857                909,658.556
1997                                              11.522857                      12.294922                963,718.317
1998                                              12.294922                      12.999698                941,111.101
1999                                              12.999698                      12.757839                725,036.390
2000                                              12.757839                      13.913787                420,833.579
2001                                              13.913787                      14.647092                392,064.002

Money Market
1994                                             $10.172129                     $10.290731                 46,595.747
1995                                              10.290731                      10.692803                282,116.623
1996                                              10.692803                      11.048244              1,414,861.094
1997                                              11.048244                      11.427217              1,688,484.012
1998                                              11.427217                      11.811952              1,585,641.987
1999                                              11.811952                      12.153141              3,130,591.073
2000                                              12.153141                      12.657686              1,761,869.731
2001                                              12.657686                      12.895798              2,576,837.859

Small Cap Index
2000                                             $12.500000                     $11.577217                  1,512.641
2001                                              11.577217                      11.557294                 33,914.705

International Index
2000                                             $12.500000                     $11.148798                  2,410.105
2001                                              11.148798                       8.508168                  5,310.155

Mid Cap Index
2000                                             $12.500000                     $13.250096                    980.287

2001                                              13.250096                      12.805647                 28,306.141

Total Stock Market Index
2000                                             $12.500000                     $11.123861                    498.418
2001                                              11.123861                       9.692272                  5,714.557

500 Index
2000                                             $12.500000                     $11.182275                 35,793.642
2001                                              11.182275                       9.637624                 56,074.743

                                                UNIT VALUE AT                UNIT VALUE AT            NUMBER OF UNITS AT
SUB-ACCOUNT                                    START OF YEAR(A)               END OF YEAR                END OF YEAR
-----------                                    -------------                 -------------            ------------------
Lifestyle Aggressive 1000
1997                                             $12.500000                     $13.635694                 16,912.665
1998                                              13.635694                      14.064128                 35,287.822
1999                                              14.064128                      15.855076                 20,252.890
2000                                              15.855076                      14.799593                  7,113.417
2001                                              14.799593                      12.565579                  6,503.889

Lifestyle Growth 820
1997                                             $12.500000                     $13.998474                296,965.327
1998                                              13.998474                      14.623605                482,081.492
1999                                              14.623605                      16.767184                336,530.505
2000                                              16.767184                      16.001947                129,077.985
2001                                              16.001947                      14.315720                 83,263.067

Lifestyle Balanced 640
1997                                             $12.500000                     $14.031517                217,585.010
1998                                              14.031517                      14.591457                271,046.864
1999                                              14.591457                      16.136115                129,605.695
2000                                              16.136115                      16.274494
2001                                              16.274494                      15.242085                 97,184.863

Lifestyle Moderate 460
1997                                             $12.500000                     $13.981923                143,237.634
1998                                              13.981923                      15.096548                197,638.622
1999                                              15.096548                      16.021927                179,659.697
2000                                              16.021927                      16.431521                131,685.302
2001                                              16.431521                      15.984331                137,434.540

Lifestyle Conservative 280
1997                                             $12.500000                     $13.790807                 17,023.204
1998                                              13.790807                      14.950846                 74,057.315
1999                                              14.950846                      15.324704                 70,653.704
2000                                              15.324704                      16.235059                 27,452.957
2001                                              16.235059                      16.482670                 44,714.467

         (A) Units under this series of contracts were first credited under the sub-accounts on April 1, 1993, except in the case of:

                  - Overseas Trust where units were first credited on January 9, 1995;

                  - Mid Cap Growth and International Small Cap Trusts where units were first credited on March 4, 1996;

                  - Growth Trust where units were first credited on July 15, 1996;

                  - Pacific Rim Emerging Markets, Science & Technology, Aggressive Growth, Emerging Small Company, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced, and High Yield Trusts where units were first credited on January 1, 1997;

                  - Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, and Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997;

                  - Small Company Value Trust where units were first credited on October 1, 1997; and

                  - Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999.

                  - Internet Technologies, Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index where units were first credited on May 1, 2000.

                  - Capital Appreciation Trust where units were first credited on November 1, 2000.

                  - Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Strategic Growth, Capital Opportunities, Utilities, Mid Cap Value, Fundamental Value where units were first credited on May 1, 2001.

(B)   Formerly, Mid Cap Blend.

                                   APPENDIX G


                       [INDIVIDUAL (k) DISCLOSURE??????]


QUALIFIED PLAN TYPES

Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however be used in connection with an "Education IRA" under Section 530 of the Code.

IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA. "The Company is informally seeking IRS approval for the use of such death benefits in contracts issued as IRAs. There is no assurance that such approval will be given."

Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs).

SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs).

Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

Among the differences is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

-     made after the owner attains age 59-1/2;

-     made after the owner's death;

-     attributable to the owner being disabled; or

-     a qualified first-time homebuyer distribution within the meaning of
      Section 72(t)(2)(F) of the Code.

            In addition, distributions from Roth IRAs need not commence when the owner attains age 70-1/2. Under some circumstances, a Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.

As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA.

Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants.

Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

- contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

-     earnings on those contributions, and

- earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59-1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

                                     PART A
                      Information Contained in a Prospectus
                                   Version II

                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                DATED MAY 1, 2003



The contract is not available for purchase until May 5, 2003.

                             **********************

Purchase payments may not be allocated to the 1-year fixed account investment option. In addition, transfers from the variable account investment options to the 1-year fixed account investment option will not be permitted.

                             **********************

The contract is not available to purchasers seeking to use the contract as a "tax-sheltered annuity," pursuant to Section 403(b) of the Code.

                             ***********************

                          SUPPLEMENT DATED MAY 1, 2003.

     ANNUITY SERVICE OFFICE                             MAILING ADDRESS
 500 Boylston Street, Suite 400                      Post Office Box 55230
Boston, Massachusetts 02116-3739               Boston, Massachusetts 02205-5230
(617) 663-3000 or (800) 344-1029                      www.manulifeusa.com



                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                       OF
                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

            This Prospectus describes an annuity contract (the "CONTRACT") issued by The Manufacturers Life Insurance Company (U.S.A.) ("WE" or "US" or "MANULIFE USA"). The contract is a flexible purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract.

      - Contract values and annuity benefit payments are based upon thirty-eight investment options. Thirty-seven options are variable and one is a fixed account option.

      - Contract values (other than those allocated to the fixed accounts) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those sub-accounts offered as investment options through this Prospectus.

      - Each sub-account's assets are invested in shares of a corresponding Portfolio. We will provide the contract owner ("YOU") with prospectuses for each of the Portfolios.

      - SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

      - Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.

      -     Special terms are defined in a glossary in Appendix A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

- Additional information about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (800) 344-1029.

- The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

      General Information and History...........................................
      Performance Data..........................................................
      Service
                  Independent Auditors..........................................
                  Servicing Agent...............................................
                  Principal Underwriter.........................................
      Audited Financial Statements..............................................



                   The date of this Prospectus is MAY 1, 2003

                                TABLE OF CONTENTS

SUMMARY......................................................................
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS........
      The Manufacturers Life Insurance
      Company (U.S.A.).......................................................
      The Variable Account...................................................
      The Portfolios.........................................................
DESCRIPTION OF THE CONTRACT..................................................
   ACCUMULATION PERIOD PROVISIONS............................................
      Purchase Payments......................................................
      Cut-Off Times..........................................................
      Accumulation Units.....................................................
      Value of Accumulation Units............................................
      Net Investment Factor..................................................
      Transfers Among Investment Options.....................................
      Withdrawals............................................................
      Death Benefit During the Accumulation Period...........................
   PAY-OUT PERIOD PROVISIONS.................................................
      General................................................................
      Annuity Options........................................................
      Determination of Amount of the First Variable
      Annuity Payment........................................................
      Annuity Units and the Determination of
      Subsequent Variable Annuity Payments...................................
      Transfers During Pay-out Period........................................
      Death Benefit During Pay-out Period....................................
   OTHER CONTRACT PROVISIONS.................................................
      Ten Day Right to Review................................................
      Ownership..............................................................
      Annuitant..............................................................
      Beneficiary............................................................
      Modification...........................................................
      Our Approval...........................................................
      Misstatement and Proof of Age, Sex
      or Survival............................................................
   FIXED ACCOUNT INVESTMENT OPTIONS..........................................
CHARGES AND DEDUCTIONS.......................................................
      Withdrawal Charges.....................................................
      Administration Fees....................................................
      Distribution Fee.......................................................
      Mortality and Expense Risks Charge.....................................
      Taxes..................................................................
      Expenses of Distributing Contracts.....................................
FEDERAL TAX MATTERS..........................................................
   INTRODUCTION..............................................................
   OUR TAX STATUS............................................................
   TAXATION OF ANNUITIES IN GENERAL..........................................
      Tax Deferral During Accumulation Period................................
      Taxation of Partial and Full Withdrawals...............................
      Taxation of Annuity Benefit Payments...................................
      Taxation of Death Benefit Proceeds.....................................
      Penalty Tax on Premature Distributions.................................
      Aggregation of Contracts...............................................
   QUALIFIED RETIREMENT PLANS................................................
      Direct Rollovers.......................................................
      Loans..................................................................
   FEDERAL INCOME TAX WITHHOLDING............................................
GENERAL MATTERS..............................................................
      Performance Data.......................................................
      Third Party Transfers..................................................
      Restrictions under the Texas Optional
        Retirement Program...................................................
      Distribution of Contracts..............................................
      Contract Owner Inquiries...............................................
      Confirmation Statements................................................
      Legal Proceedings......................................................
      Cancellation of the Contract...........................................
      Voting Interest........................................................
      Reinsurance Arrangements...............................................
APPENDIX A:  SPECIAL TERMS...................................................A-1
APPENDIX B:  STATE PREMIUM TAXES.............................................B-1
APPENDIX C:  PENNSYLVANIA MAXIMUM MATURITY AGE...............................C-1
APPENDIX D:  QUALIFIED PLAN TYPES............................................D-1

                                     SUMMARY

OVERVIEW OF THE CONTRACT. Under the contract, you make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $25,000. Subsequent purchase payments must be at least $1,000 (except for qualified plans where the minimum is $30). Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment. If permitted by state law, we may cancel your contract if you have made no purchase payments for two years, your contract value is less than $2,000 and your purchase payments over the life of your contract, minus your withdrawals over the life of the contract is less than $2,000.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments and guaranteed fees.

INVESTMENT OPTIONS. Upon issuance of the contract, purchase payments will be allocated to the ProFund VP Money Market Portfolio. Currently, thirty-seven Variable Account investment options are available under the contract. Each Variable Account investment option is a sub-account of the Variable Account that invests in shares of a corresponding Portfolio. A full description of each Portfolio is in the accompanying fund prospectuses. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the Portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on the fixed account option you select. Subject to certain regulatory limitations, we may elect to add, subtract or substitute investment options.

Allocating assets only to one or a small number of the investment options should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities.

The Company does not provide advice regarding appropriate investment allocations. If you purchase the contract, you should consider engaging the services of a third party investment advisor to advise you on the proper use of the investment options as part of an overall asset allocation strategy. Where permitted by law, we may accept your authorization for such third party investment advisor to make transfers for you subject to our rules (see "THIRD PARTY TRANSFERS").

The Variable Account investment options were chosen to accommodate those who have active investment strategies and plan to use programmed, large, or frequent transfers among the Variable Account investment options. Our other variable annuity products are not designed to accommodate such active investment strategies. By issuing this variable annuity product, we do not in any way endorse or recommend such active investment strategies. However, we acknowledge that there are those who want to engage in such strategies and this product is designed to meet the needs of such persons.

The active investment strategies mentioned above have significant risks associated with them. If you engage in active investment strategies, the principal risk is that you or your investment advisor may misread the various markets and make transfers that have less favorable results than would have existed in the absence of such activity. Also, the potential negative impact is magnified by the fact that an active investment strategy may involve large amounts and be concentrated in select markets. There are those who assert that (1) the frequency of transfers increases the volatility of investment results and (2) being "out of the market" as a result of active investment strategies has a significant statistically negative impact on investment results. All of these risks, as well as all of the other risks mentioned below, will be present whether you direct the transfers yourself or engage the services of an investment advisor.

In addition, the active investment strategies of contract owners in general (or their investment advisors) could increase the rate of Portfolio turnover, which could negatively impact performance by increasing transaction expenses. Also, large movements may negatively impact the Portfolios' ability to achieve their investment objectives or their level of operating expenses.

The investment strategies of some of the ProFund VP Portfolios are designed to magnify (both positively and negatively) the investment results of the applicable benchmark index. The investment results of these "leveraged" Portfolios are expected to exhibit significantly greater volatility than the other investment options available under the contract. When compared to the universe of open-end mutual funds, the "leveraged" Portfolios are considered to be among the most volatile. The leveraged investment techniques employed by these Portfolios (including the borrowing costs incurred in creating leverage) should cause investors to lose more money in adverse environments.

None of the ProFund VP Portfolios seek to provide correlation with its respective benchmark over any period of time other than daily. The effect of the fees and expenses associated with the Portfolios and the compounding of returns may cause the performance of these Portfolios to differ, potentially significantly, from their benchmarks over time. This is particularly true for the "leveraged" Portfolios due to the multiplier effect of leverage.

In addition to all of the risks mentioned above, there are specific investment risks associated with the various ProFund VP Portfolios including, but not limited to, Active Trading Risk, Concentration Risk, Correlation Risk, Swap Counterparty Credit Risk and Risks of Aggressive Investment Techniques.

THIS FOREGOING DISCUSSION IS INTENDED TO BE A SUMMARY ONLY. YOU SHOULD READ THE PROSPECTUSES FOR THE PORTFOLIOS VERY CAREFULLY BEFORE INVESTING, WHICH QUALIFY IN THEIR ENTIRETY THE FOREGOING SUMMARY OF THE PORTFOLIOS.

TRANSFERS. During the accumulation period, you may transfer your contract values among any of the investment options. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to the fixed account option or from the fixed account option to Variable Account options are not permitted. Transfers between the Variable Account investment options are subject to restrictions concerning the time of day by which the transfer request must be properly received at our Annuity Service Office (see "CUT-OFF TIMES").

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. An administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. Withdrawals from the Variable Account investment options are subject to restrictions concerning the time of day by which the withdrawal request must be properly received at our Annuity Service Office (see "CUT-OFF TIMES").

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons whose life is used to determine the duration of ANNUITY

BENEFIT PAYMENTS involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and the annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A penalty tax may apply to withdrawals and annuity benefit payments prior to age 59-1/2.

CHARGES AND DEDUCTIONS. The following table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying Portfolios. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts and we reserve the right to impose an annual $30 per contract administration fee on contracts where the contract value is less than $10,000 as a result of a partial withdrawal. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions". The items listed under "Portfolio Annual Expenses" are described in detail in the accompanying Portfolio prospectuses.

CONTRACT OWNER TRANSACTION EXPENSES

Deferred sales load (withdrawal charge as percentage of purchase payments) .............................................None


Transfer Fee............................................................................................................None

We reserve the right, however, to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee has not yet been determined.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risks fee.........................................................................................1.25%
Administration fee .....................................................................................................0.25%
Distribution fee........................................................................................................0.15%
Total Separate Account Annual Expenses..................................................................................1.65%


Total Annual Portfolio Operating Expenses



Below are the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the period that you own the contract. More detail concerning each portfolio's fees and expenses is contained the Trust prospectus.



Total Annual Portfolio Operating Expenses                   Minimum     Maximum

(Expenses that are deducted from portfolio assets,
including advisory fees, Rule
12b-1 fees and Other Expenses)                                ___%      ______%

Example



The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fee and expenses.



If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $10,000 investment, assuming (a) the maximum separate account annual expenses of 1.65%, (b) 5% annual return on assets and (c) all Trust portfolio expense reimbursements remain in effect for the time periods illustrated:



                         1 YEAR 3 YEARS 5 YEARS 10 YEARS




$                    $                       $                       $
--------             --------                --------                --------



If you selected an annuity benefit payment option as provided in the contract or did not surrender the contract at the end of the applicable time period you would pay the following expenses on a $1,000 investment, assuming (a) the maximum separate account annual expenses of 1.65%, (b) 5% annual return on assets and (c) all Trust portfolio expense reimbursements remain in effect for the time periods illustrated:


                         1 YEAR 3 YEARS 5 YEARS 10 YEARS


$                    $                       $                       $
--------             --------                --------                --------


LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

            Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS

==================
We are an indirect
subsidiary of MFC.
==================

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

            We are a stock life insurance company incorporated in Maine on August 20, 1955 and redomesticated under the laws of Michigan on December 30, 1992. Our annuity service office is located at 500 Boylston Street, Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company (U.S.A.) have received the following ratings from independent ratings agencies:

            A++ A.M. Best

            Superior companies have a very strong ability to meet their obligations; 1st category of 16

            AA+ Fitch

            Very strong capacity to meet policyholder and contract obligations; 2nd category of 22

            AA+ Standard & Poor's

            Very strong financial security characteristics; 2nd category of 21

            Aa2 Moody's

            Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company (U.S.A.)'s ability to honor the fixed account guarantees and life annuitization guarantees, but do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

========================
The Variable
Account is one of our
separate accounts
that invests the
contract values you
allocate to it in the
Portfolio(s) you select.
========================

THE VARIABLE ACCOUNT

The Variable Account was established on August 24, 1984 as a Separate Account A of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly-owned subsidiary of MFC, which on January 1, 2002 merged into Manulife USA. As a result of this merger, Manulife USA became the owner of all of Manulife North America's assets, including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.

            The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

            The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

            The Variable Account currently has thirty-seven sub-accounts. We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.

================
The Portfolios
are mutual funds
in which the
Variable Account
invests.
================

THE PORTFOLIOS

The Separate Account currently invests in the shares of the VP ProFund Portfolios. The Portfolios are investment vehicles for variable life insurance and variable annuity contracts and certain qualified retirement plans. Portfolio shares are sold only to insurance company separate accounts and qualified retirement plans. Portfolio shares may be sold to separate accounts of other insurance companies, whether or not affiliated with us. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with us, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Portfolios. Currently, we do not forsee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Portfolios monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Portfolio's response to any of those events or conflicts insufficiently protects Contracts, we will take appropriate action.

The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment Portfolio, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

The Portfolios available under the contract are as follows:

            The PROFUND VP BULL seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P
            500(R) Index.

            The PROFUND VP SMALL-CAP seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000(R) Index.

            The PROFUND VP OTC seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index(R).

            The PROFUND VP ASIA 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.

            The PROFUND VP JAPAN seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund VP values its shares, it determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of related futures contracts in the United States.

            The PROFUND VP EUROPE 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

            The PROFUND VP MID-CAP VALUE seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/BARRA Value Index.

            The PROFUND VP MID-CAP GROWTH seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/BARRA Growth Index.

            The PROFUND VP SMALL-CAP VALUE seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/BARRA Value Index.

            The PROFUND VP SMALL-CAP GROWTH seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/BARRA Growth Index.

            The PROFUND VP U.S. GOVERNMENT PLUS seeks daily investment results, before fees and expenses, that correspond to one and one quarter times (125%) of the daily price movement of the most recently issued 30-year Treasury Bond ("Long Bond") If ProFund VP U.S. Government Plus is successful in meeting its objective, the net asset value of its shares should increase 125% as much as any daily increase in the price of the Long Bond on a given day. Conversely, the net asset value of shares of ProFund VP U.S. Government Plus should decrease 125% as much as any daily decrease in the price of the Long Bond on a given day.

            The PROFUND VP BULL PLUS seeks daily investment results, before fees and expenses, that correspond to one and a half times (150%) the daily performance of the S&P 500(R) Index. If ProFund VP Bull Plus is successful in meeting its objective, it should gain approximately one and a half times as much as the S&P 500 Index when the prices of the securities in the S&P 500 Index rise on a given day and should lose approximately one and a half times as much when such prices decline on a given day.

            The PROFUND VP ULTRAMID-CAP seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index. If ProFund VP UltraMid-Cap is successful in meeting its objective, it should gain approximately twice as much as the S&P MidCap 400 Index when the prices of the securities in the S&P MidCap 400 Index rise on a given day and should lose approximately twice as much when such prices decline on a given day.

            The PROFUND VP ULTRASMALL-CAP seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000(R) Index. If ProFund VP UltraSmall-Cap is successful in meeting its objective, it should gain approximately twice as much as the Russell 2000 Index when the prices of the securities in the Russell 2000 Index rise on a given day and should lose approximately twice as much when such prices decline on a given day.

            The PROFUND VP ULTRA OTC seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index(R). If ProFund VP UltraOTC is successful in meeting its objective, it should gain approximately twice as much as the NASDAQ 100 Index when the prices of the securities in the NASDAQ-100 Index rise on a given day and should lose approximately twice as much when such prices decline on a given day.

            The PROFUND VP BEAR seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) daily performance of the S&P 500(R) Index. If ProFund VP Bear is successful in meeting its objective, the net asset value of ProFund VP Bear shares should increase in proportion to any daily decrease in the level of the S&P 500 Index. Conversely, the net asset value of ProFund VP Bear shares should decrease in proportion to any daily increase in the level of the S&P 500 Index.

            The PROFUND VP SHORT SMALL-CAP seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000(R) Index. If ProFund VP Short Small-Cap is successful in meeting its objective, the net asset value of ProFund VP Short Small-Cap shares should increase in proportion to any daily decrease in the level of the Russell 2000 Index. Conversely, the net asset value of shares of ProFund VP Short Small-Cap should decrease in proportion to any daily increase in the level of Russell 2000 Index.

            The PROFUND VP SHORT OTC seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index(R). If ProFund VP Short OTC is successful in meeting its objective, the net asset value of ProFund VP Short OTC shares should increase in proportion to any daily decrease in the level of the NASDAQ-100 Index. Conversely, the net asset value of shares of ProFund VP Short OTC should decrease in proportion to any daily increase in the level of the NASDAQ 100 Index.

            The PROFUND VP RISING RATES OPPORTUNITY seeks daily investment results, before fees and expenses, that correspond to 125% of the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond"). If ProFund VP Rising Rates Opportunity is successful in meeting its objective, the net asset value of ProFund VP Rising Rates Opportunity should decrease in proportion to any daily increase in the price of the Long Bond. Conversely, the net asset value of shares of ProFund VP Rising Rates Opportunity should increase in proportion to any daily decrease in the price of the Long Bond.

            The PROFUND VP BANKS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index.

            The PROFUND VP BASIC MATERIALS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Sector Index.

            The PROFUND VP BIOTECHNOLOGY seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.

            The PROFUND VP CONSUMER CYCLICAL seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Cyclical Sector Index.

            The PROFUND VP CONSUMER NON-CYCLICAL seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer

            Non-Cyclical Sector Index.

            The PROFUND VP ENERGY seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Energy Sector Index.

            The PROFUND VP FINANCIAL seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financial Sector Index.

            The PROFUND VP HEALTHCARE seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Healthcare Sector Index.

            The PROFUND VP INDUSTRIAL seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrial Sector Index.

            The PROFUND VP INTERNET seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Composite Internet Index.

            The PROFUND VP PHARMACEUTICALS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

            The PROFUND VP PRECIOUS METALS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Philadelphia Stock Exchange Gold and Silver Sector(SM) Index.

            The PROFUND VP REAL ESTATE seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index.

            The PROFUND VP SEMICONDUCTOR seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductor Index.

            The PROFUND VP TECHNOLOGY seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Sector Index.

            The PROFUND VP TELECOMMUNICATIONS seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Telecommunications Sector Index.

            The PROFUND VP UTILITIES seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Sector Index.

            The PROFUND VP MONEY MARKET seeks as high a level of current income as is consistent with liquidity and the preservation of capital.

            A full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in each Portfolio's prospectus, which we provided to you along with this Prospectus. The Portfolio prospectus should be read carefully before investing.

                  If the shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of a Portfolio and substitute shares of another portfolio or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

===================
You instruct us how
to vote Portfolio
shares.
===================

            We will vote shares of the Portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest in the contracts. We will determine the number of Portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy material will be distributed to each person having the voting interest in the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

            During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract see "Voting Interest" in this Prospectus.

                           DESCRIPTION OF THE CONTRACT

=======================
Initial purchase
payments usually must
be at least $25,000,
subsequent ones at
least $1,000, and
total payments no more
than $1 million
(without our approval).
=======================

ACCUMULATION PERIOD PROVISIONS

PURCHASE PAYMENTS

            Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $25,000. Subsequent purchase payments must be at least $1,000 (except for qualified plans where the minimum is $30). Purchase payments may be made at any time and must be in U.S. dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

            Until further notice, we must approve the issuance of any contract to a corporation and additional purchase payments by a corporation must be pre-approved by us.

            If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

            - the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and

            - the contract value at the end of such two year period is less than $2,000.

            We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").

The value of the investment account is measured in "accumulation units," which vary in value with the performance of the underlying Portfolio.

            Purchase payments will be allocated to the ProFund VP Money Market Portfolio. In certain states, subject to the provision of any administrative services agreement, you may change the allocation of subsequent purchase payments at any time by notifying us in writing.

CUT-OFF TIMES

            Any financial transaction involving your contract received by us at our Annuity Service Office no later than one hour prior to any announced closing of the New York Stock Exchange (generally 3:00 p.m. Eastern time) will take effect as of the valuation period that day ("Same Day Processing"). Any financial transaction involving your contract received by us at our Annuity Service Office after 3:00 p.m., but prior to the end of the valuation period that day, will take effect as of the valuation period the next business day ("Next Day Processing). Financial transactions subject to the cut-off time are transfers, partial withdrawals, full withdrawals and purchase payments. The Company reserves the right to change the cut-off times.

=====================
The value of an
investment account
is measured in
"accumulation
units," which vary
in value with the
performance of the
underlying Portfolio.
=====================

ACCUMULATION UNITS

During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

            Initial purchase payments received by mail prior to the 3:00 p.m. cut off time will receive Same Day Processing and be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Portfolio is determined) on which they are received at our Annuity Service Office, and in any event they will be credited not later than two business days after our receipt of all information necessary for issuing the contract. However, initial purchase payments received after the 3:00 p.m. cut-off time and prior to the end of the valuation period that day will usually receive Next Day Processing, and in any event will be credited not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments received prior to the 3:00 p.m. cut-off time will receive Same Day Processing and will be credited on the business day they are received at our Annuity Service Office. However, subsequent purchase payments received after the 3:00 p.m. cut-off time and prior to the end of the valuation period that day will receive Next Day Processing (see "CUT-OFF TIMES"). You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers prior to the 3:00 p.m. cut-off time will receive Same Day Processing and will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

            The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Portfolio shares.

NET INVESTMENT FACTOR

            The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

            -     Where (a) is:

                  - the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

                  - the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

                  - Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

                  - Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses, a portion of the distribution expenses, and mortality and expense risks. That factor is equal on an annual basis to 1.65% (0.25% for administrative expenses, 0.15% for distribution expenses and 1.25% for mortality and expense risks).

==================
Amounts invested
may be transferred
among investment
options.
==================

TRANSFERS AMONG INVESTMENT OPTIONS


            During the accumulation period, you may transfer amounts among the investment options at any time. Transfer requests must be submitted in writing (faxed transfer requests will not be permitted) by any other means acceptable to us. Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount.


Transfer requests received at our Annuity Service Office prior to the 3:00 p.m. cut-off time will receive Same Day Processing. Transfer requests received at our Annuity Service Office after the 3:00 cut-off time and prior to the end of the valuation period that day will receive Next Day Processing (see "CUT-OFF TIMES"). We reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law.) We currently have no intention of limiting transfers or refusing transfer requests, however, we reserve the right to do so in the future.

            Currently the Company imposes no charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, the Company does not currently assess a charge but reserves the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse it for the expenses of processing transfers.

Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. We may require you to execute a power of attorney, in a form acceptable to us. We may require the third party to execute an administrative services agreement with us, which may impose limitations on the third party's ability to request transfers. We will reserve the right to modify, suspend, or terminate any such administrative services agreement at any time upon notice to the third party (see "THIRD PARTY TRANSFERS").

======================
You may withdraw
all or a portion of
your contract value,
but may incur tax
liability as a result.
======================

WITHDRAWALS

            During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. Faxed withdrawal requests are not permitted. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE") and related Internal Revenue Service ("IRS") regulations. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus any unpaid loans provided such request is received prior to 3:00 p.m. (see "CUT-OFF TIMES"). The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account.

            When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment option. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment option, see "FIXED ACCOUNT INVESTMENT OPTION".

            Withdrawal requests received at our Annuity Service Office prior to the 3:00 p.m. cut-off time will receive Same Day Processing. Withdrawal requests received at our Annuity Service Office after the 3:00 p.m. cut-off time and prior to the end of the valuation period that day will receive Next Day Processing (see "CUT-OFF TIMES").

            There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

            The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

      - the New York Stock Exchange is closed (other than customary weekend and holiday closings),

      -     trading on the New York Stock Exchange is restricted,

      - an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

      - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

            Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix D "Qualified Plan Types").

=================
If you die during
the accumulation
period, your
beneficiary will
receive a death
benefit.
=================

DEATH BENEFIT DURING ACCUMULATION PERIOD

            IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. (See "FEDERAL TAX MATTERS" and Appendix D "Qualified Plan Types").

            AMOUNT OF DEATH BENEFIT. If any contract owner dies, the death benefit will be equal to the contract value. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

      -     a certified copy of a death certificate;

      - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

      -     any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

            PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

            The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

      -     The beneficiary will become the contract owner.

      -     No additional purchase payments may be made.

      - If the beneficiary is not the deceased owner's spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

      - If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit equal to the contract value will be paid upon the death of the spouse.

      - Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

            If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years.

            Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

            In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if you choose not to restrict death benefits under the contract. If you impose restrictions, those restrictions will govern the payment of the death benefit.

PAY-OUT PERIOD PROVISIONS

====================
You have a choice
of several different
ways of receiving
annuity benefit
payments from us.
====================

GENERAL

            You or your beneficiary may elect to have any amounts that we are obligated to pay you or your beneficiary on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described above).

            Generally, we will begin paying annuity benefits under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date. The maximum maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. (See Appendix C for contracts issued in Pennsylvania.) You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date unless we consent. Maturity dates which occur at advanced ages, e.g., past age 85, have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

            You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

            Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date. IRS regulations may preclude the availability of certain annuity options in connection with certain qualified contracts, including contracts used in connection with IRAs.

            Please read the description of each annuity option carefully. In general, a nonrefund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the nonrefund life annuity option.

            The following annuity options are guaranteed in the contract.

            OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

            OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

            OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

            OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

            In addition to the foregoing annuity options, which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

            OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

            OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

            OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

            The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

            The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

            Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made).

            The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

===================
Some transfers
are permitted
during the pay-out
period, but subject
to a few more
limitations than
during the
accumulation
period.
===================

            A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING PAY-OUT PERIOD

            Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your written transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Faxed transfer requests are not permitted. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Transfers between the Variable Account investment options are subject to restrictions concerning the time of day by which the transfer request must be properly received at our Annuity Service Office (see "CUT-OFF TIMES"). Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

DEATH BENEFIT DURING PAY-OUT PERIOD

            If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

================
You have a
ten-day right to
cancel your
contract.
================

OTHER CONTRACT PROVISIONS

TEN DAY RIGHT TO REVIEW

            You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.

            The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.

===================
You are entitled to
exercise all
rights under your
contract.
===================

OWNERSHIP

            The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

            In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract, may be treated as a (potentially taxable) distribution from the contract for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such.

            Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

            In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

==================
The "annuitant" is
either you or
someone you
designate.
==================

ANNUITANT

            The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed.

            On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

===================
The "beneficiary"
is the person you
designate to
receive the death
benefit if you die.
===================

BENEFICIARY

            The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, Treasury Department regulations may limit designations of beneficiaries.

MODIFICATION

            We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

            We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

            We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

===================
The fixed account
investment options
are not securities.
===================

FIXED ACCOUNT INVESTMENT OPTIONS

            SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

            GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("Manulife"), unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under certain of our fixed annuity contracts. This guarantee covers the fixed portion of the contracts described in this Prospectus. The guarantee may be terminated by Manulife, on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the guarantee except if:

==================
Fixed account
investment options
guarantee interest
of at least 3%.
==================

            - the liability to pay contractual claims under the contracts is assumed by another insurer, or

            - we are sold and the buyer's guarantee is substituted for the Manulife guarantee.

            INVESTMENT OPTIONS. Transfers may be made to the one-year fixed account investment option.

            Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The portion of the contract value in a fixed account investment option and any fixed annuity benefit payments will reflect those interest and principal guarantees. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time to time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it. The fixed account is not available to contracts issued in the state of Washington.

            INVESTMENT ACCOUNTS. Transfers may be made from the variable investment options, to the one-year fixed account investment option at any time prior to the maturity date. We establish a separate investment account each time you allocate or transfer amounts to the one-year fixed account investment option. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

            RENEWALS. At the end of a guarantee period, you may establish a new investment account with a one-year guarantee period at the then current interest rate or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals in the last year of the accumulation period, the only fixed account investment option available is to have interest accrued for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods. If you do not specify a renewal option, we will select the one-year fixed account investment option. In the case of a renewal in the last year of the accumulation period, we will credit interest for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods.

==================
Withdrawals and
some transfers
from fixed account
investment options
are permitted
during the
accumulation
period.
==================

            TRANSFERS. During the accumulation period, you normally may transfer amounts from the fixed account investment options to the variable account investment options only at the end of a guaranteed period. Where there are multiple investment accounts within the one-year fixed account investment option, amounts must be transferred from the one-year fixed account investment option on a first-in-first-out basis.

            WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

            - We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

            - If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

            If you do not specify the investment options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment option. Such withdrawals will be made from the investment options beginning with the shortest guarantee period. Within such a sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first out basis. For this purpose, the DCA fixed account investment option is considered to have a shorter guarantee period than the one-year fixed account investment option.

            Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix D "Qualified Plan Types").

            FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate annuity table in the contract. If the annuity table we are then using is more favorable to you, we will substitute that annuity table. We guarantee the dollar amount of fixed annuity payments.

            CHARGES. No administrative, distribution, or mortality and expense risk charges are deducted from fixed account investment options.

                             CHARGES AND DEDUCTIONS

            Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the accompanying prospectuses of the Portfolios.

=================
There is no
withdrawal charge
in your contract
=================

            WITHDRAWAL CHARGES

            If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) will not be assessed.

================
We deduct asset-
based charges
totaling 1.65%
on an annual
basis for
administration,
distribution and
mortality and
expense risks.
================

ADMINISTRATION FEES

            A daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis is deducted from each sub-account as an administration fee. The fee is designed to compensate us for administering the contracts and operating the Variable Account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

            If your contract value falls below $10,000 as a result of a partial withdrawal, we may deduct an annual administration fee of $30 as partial compensation for administrative expenses. The fee will be deducted on the last day of each contract year. It will be withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract value is withdrawn on other than the last day of any contract year, the fee will be deducted from the amount paid.

DISTRIBUTION FEE

            A daily fee in an amount equal to 0.15% Of the value of each variable investment account on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the contracts.

MORTALITY AND EXPENSE RISKS CHARGE

            The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. The expense risk we assume is the risk that the administration charges or distribution charge may be insufficient to cover actual expenses.

            To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. Under the Period Certain Only Annuity Options, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options

=================
We will charge
you for state
premium taxes
to the extent we
incur them and
reserve the right
to charge you for
new taxes we
may incur.
=================

TAXES

            We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which the we determine to have resulted from our:

            -     establishment or maintenance of the Variable Account,

            -     receipt of purchase payments,

            -     issuance of the contracts, or

            - commencement or continuance of annuity payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

            Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See Appendix B for a table of State Premium Taxes.

EXPENSES OF DISTRIBUTING CONTRACTS

            Manulife Financial Securities LLC ("Manulife Financial Securities"), the principal underwriter for the contracts, pays compensation to selling broker-dealers in varying amounts which under normal circumstances are not expected to exceed 1.50% of purchase payments plus 1.50% of the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by Manulife Financial Securities. See "Distribution of Contracts" for further information.

                              FEDERAL TAX MATTERS

INTRODUCTION

            The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions.

            This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

            We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by Portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

====================
Gains inside the
contract are
usually tax-deferred
until you make a
withdrawal, the
annuitant starts
receiving annuity
benefit payments,
or the beneficiary
receives a death
benefit payment.
====================

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

            Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

            - the contract must be owned by an individual (or treated as owned by an individual),

            - the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations,

            - we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for Federal tax purposes, and

            - the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not occur near the end of the annuitant's life expectancy.

            NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

Exceptions to the general rule for non-natural contract owners will also apply with respect to:

            - contracts acquired by an estate of a decedent by reason of the death of the decedent,

            -     certain qualified contracts,

            - certain contracts purchased by employers upon the termination of certain qualified plans,

            - certain contracts used in connection with structured settlement agreements, and

            - contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

            LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

            DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The IRS has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

            Although we do not control the investments of the Portfolios, we expect that the Portfolios will comply with such regulations so that the Variable Account will be considered "adequately diversified."

            OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the IRS announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

            The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the IRS has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.

            DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

            The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

            In the case of a partial withdrawal, amounts received are taxable as ordinary income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified plans) less any amounts previously received from the contract which were not included in income.

            Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

            There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

===================
A portion of
each annuity
payment is usually
taxable as ordinary
income.
===================

TAXATION OF ANNUITY BENEFIT PAYMENTS

            Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

            (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and

            (b) is the total expected value of fixed annuity payments for the term of the contract (determined under IRS regulations).

            A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

            Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

            Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

            - if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above,

            - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above, or

            - If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

            During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

            - if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

            - if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

==================
Withdrawals
and annuity
benefit payments
prior to age
59-1/2 may incur
a 10% penalty tax.
==================

PENALTY TAX ON PREMATURE DISTRIBUTIONS

            There is a 10% penalty tax on the taxable amount of any distribution from a non-qualified contract unless the payment is:

            - received on or after the date on which the contract owner reaches age 59-1/2;

            - attributable to the contract owner becoming disabled (as defined in the tax law);

            - made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

            - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

            - made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

            - made with respect to certain annuities issued in connection with structured settlement agreements.

            A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

                        In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of this interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

===================
Special tax
provisions apply
to qualified plans.
Consult your tax
advisor prior to
using the contract
with a qualified
plan.
==================

                        The contracts are also available for use in connection with certain types of retirement plans, including IRAs which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix D to this Prospectus. Appendix D also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. If you intend to use the contract in connection with a qualified plan, you should consult a tax advisor.

                        The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans. If you are considering the purchase of a contract in connection with a qualified plan, you should consider, in evaluating the suitability of the contract, that the contract requires a minimum initial purchase payment of $25,000. If this contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under federal tax laws.

                        In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), lifetime distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 -1/2. In the case of certain other qualified plans, such distributions must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.

                        There is also a 10% penalty tax on the taxable amount of any payment from certain qualified contracts (including some distributions from Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.)

            There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

            - received on or after the date on which the contract owner reaches age 59-1/2,

            - received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

            - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

            These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

                        When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

                        If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under
Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments" and (iii) certain hardship withdrawals.

                        Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person receiving the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

            A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

            Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

            When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

            The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

===================
We may be required
to withhold amounts
from some payments
for Federal income
taxes.
==================

FEDERAL INCOME TAX WITHHOLDING

            We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

================
We may advertise
our investment
performance.
================

PERFORMANCE DATA

            Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE not INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

            Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Portfolios from the inception date of the Portfolio, adjusted to reflect current contract charges.

THIRD PARTY TRANSFERS

             The Company does not provide advice regarding appropriate investment allocations. If you purchase the contract, you should consider engaging the services of a third party investment advisor to advise you on the proper use of the investment options as part of an overall asset allocation strategy.

Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. We may require you to execute a power of attorney, in a form acceptable to us. We may require the third party to execute an administrative services agreement with us, which may impose limitations on the third party's ability to request transfers. We will reserve the right to modify, suspend, or terminate any such administrative services agreement at any time upon notice to the third party. YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH THIRD PARTY SERVICES ARE SEPARATE FROM AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

             Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

            - termination of employment in the Texas public institutions of higher education,

            -     retirement,

            -     death, or

            -     the participant's attainment of age 70-1/2.

            Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.

====================
We pay broker
-dealers to sell the
contracts.
====================

DISTRIBUTION OF CONTRACTS

            Manulife Financial Securities LLC ("Manulife Financial Securities"), a Delaware limited liability company that we control, is the principal underwriter of the contracts. Manulife Financial Securities, located at 73 Tremont Street, Boston, Massachusetts 02108, is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). Sales of the contracts will be made by registered representatives of broker-dealers authorized by Manulife Financial Securities to sell the contracts. Those registered representatives will also be our licensed insurance agents.

CONTRACT OWNER INQUIRIES

            Your inquiries should be directed to our Annuity Service Office mailing address at P.O. Box 55230, Boston, Massachusetts 02205-5230.

CONFIRMATION STATEMENTS

            You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

            There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor Manulife Financial Securities are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

CANCELLATION OF THE CONTRACT

            We may, at our option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

            - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

            - the contract value at the end of such two year period is less than $2,000.

            We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force. The cancellation of contract provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.

VOTING INTEREST

            As stated above, we will vote shares of the Portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

            Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each Portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such Portfolio shares are held by the net asset value per share of that Portfolio.

            Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each Portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such Portfolio shares are held by the net asset value per share of that Portfolio.

            Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of Portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

REINSURANCE ARRANGEMENTS

            We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. One benefit that is currently reinsured is the fixed account guarantees.

                                   APPENDIX A

                                  SPECIAL TERMS

            The following terms as used in this Prospectus have the indicated meanings:

            ACCUMULATION PERIOD - The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payment(s) are typically made to the contract by the owner.

            ACCUMULATION UNIT - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

            ANNUITANT - Any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page, unless changed.

            ANNUITY SERVICE OFFICE - The mailing address of the service office is P.O. Box 55230, Boston, Massachusetts 02205-5230.

            ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

            BENEFICIARY - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified on the contract specifications page, unless changed. If there is a surviving contract owner, that person will be the beneficiary.

            BUSINESS DAY - Any day on which the New York Stock Exchange is open for business and the net asset value of a Portfolio is determined.

            THE CODE - The Internal Revenue Code of 1986, as amended.

            CONTINGENT BENEFICIARY - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

            CONTRACT YEAR - The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.

            FIXED ANNUITY - An annuity option with payments the amount of which we guarantee.

            GENERAL ACCOUNT - All of our assets other than assets in separate accounts such as the Variable Account.

            INVESTMENT ACCOUNT - An account we establish for you which represents your interest in an investment option during the accumulation period.

            INVESTMENT OPTIONS - The investment choices available to contract owners. Currently, there are thirty-seven variable investment options under the contract.

            LOAN ACCOUNT - The portion of our general account that is used for collateral for a loan.

            MATURITY DATE - The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed.

            NON-QUALIFIED CONTRACTS - Contracts which are not issued under qualified plans.

            OWNER OR CONTRACT OWNER - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified on the contract specifications page, unless changed.

            PAY-OUT PERIOD - The pay-out period is the period when we make annuity benefit payments to you.

            PORTFOLIO - A mutual fund in which the Variable Account invests.

            QUALIFIED CONTRACTS - Contracts issued under qualified plans.

            QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under Section 401, 403, 408 408A, or 457 of the Code.

            SUB-ACCOUNT(S) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Portfolio.

            UNPAID LOANS - The unpaid amounts (including any accrued interest) of loans some contract owners may have taken from us, using certain qualified contracts as collateral.

            VALUATION PERIOD - Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.

                                   APPENDIX B

                               STATE PREMIUM TAXES

Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax adviser should be consulted.

                                                       TAX RATE

                                             QUALIFIED         NON-QUALIFIED
STATE                                        CONTRACTS           CONTRACTS


CALIFORNIA..............................       0.50%               2.35%
MAINE...................................       0.00%               2.00%
NEVADA..................................       0.00%               3.50%
PUERTO RICO.............................       1.00%               1.00%
SOUTH DAKOTA*...........................       0.00%               1.25%
WEST VIRGINIA...........................       1.00%               1.00%
WYOMING.................................       0.00%               1.00%

*Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium at issue).

                                   APPENDIX C

                        PENNSYLVANIA MAXIMUM MATURITY AGE

For all contracts issued in Pennsylvania the maximum maturity age based upon the issue age of the annuitant is as follows:

           ISSUE AGE                         MAXIMUM MATURITY AGE
           ---------                         --------------------
           70 or less                                 85
             71-75                                    86
             76-80                                    88
             81-85                                    90
             86-90                                    93
             91-93                                    96
             94-95                                    98
             96-97                                    99
             98-99                                   101
            100-101                                  102
              102                                    103
              103                                    104
              104                                    105
              105                                    106


            It is required that the annuitant exercise a settlement annuity option no later than the maximum maturity age stated above. For example an annuitant age 60 at issue must exercise a settlement option prior to the attainment of age 86. We will use the issue age of the youngest named annuitant in the determination of the required settlement option date.

                                   APPENDIX D

QUALIFIED PLAN TYPES

Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however be used in connection with an "Education IRA" under Section 530 of the Code.

IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit equal to contract value.

Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs.

SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence.

Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

Among the differences is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

            -     made after the owner attains age 59-1/2;

            -     made after the owner's death;

            -     attributable to the owner being disabled; or

            - a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

In addition, distributions from Roth IRAs need not commence when the owner attains age 70-1/2. Under some circumstances, a Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA.

Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans.

Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

- contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

-     earnings on those contributions, and

- earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59-1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

                                     PART B
         Information Contained in a Statement of Additional Information

                       STATEMENT OF ADDITIONAL INFORMATION

      THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

                                       OF

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

      This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company (U.S.A.) at the mailing address of the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (800) 344-1029.



      The date of this Statement of Additional Information is May 1, 2003.


                The Manufacturers Life Insurance Company (U.S.A.)
                               500 Boylston Street
                        Boston, Massachusetts 02116-3739
                                 (617) 663-3000
                                 (800) 344-1029




VISION.SAI5/03(MLIM)

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


General Information and History......................................      3
Performance Data.....................................................      3
Services
       Independent Auditors..........................................     21
       Servicing Agent...............................................     21
       Principal Underwriter.........................................     22
Appendix A: Performance Data - Series I Shares.......................      3
Appendix B: Performance Data  - Series II Shares.....................      3
Appendix C: Performance Data - American Insurance Funds..............
Audited Financial Statements.........................................     23

                         GENERAL INFORMATION AND HISTORY

      The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (the "VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company (U.S.A.) ("WE" or "US" or "MANULIFE USA"). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 500 Boylston Street, Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and it subsidiaries, collectively known as Manulife Financial.

      The Variable Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into Manulife USA. As a result of this merger, Manulife USA became the owner of all of Manulife North America's assets, including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.

      Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                PERFORMANCE DATA

      Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both:

      -     redemption at the end of the time period, and

      -     no redemption at the end of the time period.

Standardized figures include total return figures from:

      - the inception date of the sub-account of the Variable Account which invests in the portfolio, or

      -     ten years, whichever period is shorter.

Non-standardized figures include total return figures from:

      -     inception date of the portfolio, or

      -     ten years, whichever period is shorter.

      Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods, and where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate total return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

      In calculating standardized return figures, all recurring charges (all asset charges - mortality and expense risk fees, administrative fees, and distribution fees) are reflected, and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and do not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.

      For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us or Manulife North America, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc.) into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.


      Performance information is set forth in Appendices A and B.



      In addition to the non-standardized returns, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust may include in its advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.



                                    SERVICES



Independent Auditors



      The consolidated financial statements of The Manufacturers Life Insurance Company (U.S.A.) at December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the financial statements of The Manufacturers Life Insurance Company of North America Separate Account A at December 31, 2001, and for each of the two years in the period ended December 31, 2001, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.



Servicing Agent



      Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:



      -     daily updates on:



            -     accumulation unit values



            -     variable annuity participants and transaction



            -     agent production and commissions;



      -     semimonthly commission statements;



      -     monthly summaries of agent production and daily transaction reports;



      -     semiannual statements for contract owners; and



      -     annual contract owner tax reports.



We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

Principal Underwriter



         Manulife Financial Securities LLC, an indirect wholly owned subsidiary of MFC, serves as principal underwriter to the contracts. Prior to January 1, 2002, Manufacturers Securities Services, LLC ("MSS"), the successor to NASL Financial Services, Inc., served as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to MSS in 2001, 2000 and 1999 were $202,486,965, $251,409,183 and $183,494,116, respectively. MSS did not retain any of these amounts during such periods.

                                   APPENDIX A
                    Performance Information - Series I Shares



Tables must be updated



                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
                       CALCULATED AS OF DECEMBER 31, 2002
                 FOR CONTRACTS ISSUED PRIOR TO NOVEMBER 1, 1996


                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Internet Technologies                         -48.27%            N/A                -52.47%            05/01/00
Pacific Rim Emerging Markets                  -22.02%            N/A                -10.18%            01/01/97
Telecommunications                              N/A              N/A                -38.84%            04/30/01
Science & Technology                          -43.65%            N/A                 2.46%             01/01/97
International Small Cap                       -33.97%           -1.29%               0.16%             03/04/96
Health Sciences                                 N/A              N/A                 4.21%             04/30/01
Aggressive Growth                             -29.09%            N/A                -0.53%             01/01/97
Emerging Small Company                        -25.52%            N/A                 7.07%             01/01/97
Small Company Blend                            -6.50%            N/A                -2.34%             05/03/99
Dynamic Growth                                -42.69%            N/A                -45.52%            05/01/00
Mid Cap Growth                                  N/A              N/A                -19.35%            04/30/01
Mid Cap Opportunities                           N/A              N/A                -18.43%            04/30/01
Mid Cap Stock                                 -14.79%            N/A                -7.91%             05/03/99
All Cap Growth                                -26.98%           6.02%                6.11%             03/04/96
Financial Services                              N/A              N/A                -10.42%            04/30/01
Overseas                                      -24.42%           -2.18%               0.62%             01/09/95
International Stock                           -24.85%            N/A                -1.61%             01/01/97
International Value                           -13.81%            N/A                -7.40%             05/03/99
Capital Appreciation                          -21.87%            N/A                -27.81%            11/01/00
Strategic Opportunities                       -18.85%           4.02%                9.16%             06/18/85
Quantitative Mid Cap                            N/A              N/A                -21.42%            04/30/01

                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Global Equity                                 -19.65%           4.03%                6.21%             03/18/88
Strategic Growth                                N/A              N/A                -15.13%            04/30/01

Growth                                        -24.68%           2.33%                3.88%             07/15/96
Large Cap Growth                              -21.29%           2.90%                5.74%             08/03/89
All Cap Value                                   N/A              N/A                -2.91%             04/30/01
Capital Opportunities                           N/A              N/A                -17.58%            04/30/01
Quantitative Equity                           -26.19%            N/A                 8.78%             01/01/97
Blue Chip Growth                              -18.23%           8.29%                8.06%             12/11/92
Utilities                                       N/A              N/A                -27.97%            04/30/01
Real Estate Securities                         -1.29%            N/A                 2.17%             01/01/97
Small Company Value                            1.94%             N/A                 0.79%             10/01/97
Mid Cap Value                                   N/A              N/A                 0.75%             04/30/01
Value                                          -1.03%            N/A                 6.72%             01/01/97
Tactical Allocation                           -17.07%            N/A                -12.89%            05/01/00
Fundamental Value                               N/A              N/A                -9.68%             04/30/01
Growth & Income                               -15.06%           8.67%               10.66%             04/23/91
U.S. Large Cap Value                           -6.73%            N/A                -1.59%             05/03/99
Equity-Income                                  -3.07%           9.07%               10.62%             02/19/93
Income & Value                                 -3.36%           7.18%                7.32%             08/03/89
Balanced                                      -14.02%            N/A                -0.03%             01/01/97
High Yield                                     -9.52%            N/A                -0.18%             01/01/97
Strategic Bond                                 1.66%            3.84%                5.30%             02/19/93
Global Bond                                    -3.79%           -0.54%               3.65%             03/18/88
Total Return                                   3.60%             N/A                 3.90%             05/03/99
Investment Quality Bond                        2.70%            4.85%                4.87%             06/18/85
Diversified Bond                               2.47%            6.21%                6.09%             08/03/89
U.S. Government Securities                     2.41%            4.92%                4.67%             03/18/88
Money Market                                   -0.88%           3.14%                2.77%             06/18/85
Small Cap Index                                -2.87%            N/A                -6.13%             05/01/00
International Index                           -25.67%            N/A                -21.82%            05/01/00
Mid Cap Index                                  -5.95%            N/A                -0.20%             05/01/00
Total Stock Market Index                      -15.18%            N/A                -15.49%            05/01/00
500 Index                                     -16.10%            N/A                -15.78%            05/01/00


                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Lifestyle Aggressive 1000                     -17.34%            N/A                 0.11%             01/07/97
Lifestyle Growth 820                          -12.92%            N/A                 2.76%             01/07/97

Lifestyle Balanced 640                         -8.85%            N/A                 4.06%             01/07/97
Lifestyle Moderate 460                         -5.34%            N/A                 5.06%             01/07/97
Lifestyle Conservative 280                     -1.22%            N/A                 5.71%             01/07/97



(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.


(B) 10 year average annual return.

(C) Formerly, Mid Cap Blend

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002
                 FOR CONTRACTS ISSUED PRIOR TO NOVEMBER 1, 1996


                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Internet Technologies                         -48.27%            N/A                -52.47%            05/01/00
Pacific Rim Emerging Markets                  -22.02%          -10.31%              -5.82%             10/04/94
Telecommunications                              N/A              N/A                -38.84%            04/30/01
Science & Technology                          -43.65%            N/A                 2.46%             01/01/97
International Small Cap                       -33.97%           -1.29%               0.16%             03/04/96
Health Sciences                                 N/A              N/A                 4.21%             04/30/01
Aggressive Growth                             -29.09%            N/A                -0.53%             01/01/97
Emerging Small Company                        -25.52%            N/A                 7.07%             01/01/97
Small Company Blend                            -6.50%            N/A                -2.34%             05/03/99
Dynamic Growth                                -42.69%            N/A                -45.52%            05/01/00
Mid Cap Growth                                  N/A              N/A                -19.35%            04/30/01
Mid Cap Opportunities                           N/A              N/A                -18.43%            04/30/01
Mid Cap Stock                                 -14.79%            N/A                -7.91%             05/03/99
All Cap Growth                                -26.98%           6.02%                6.11%             03/04/96
Financial Services                              N/A              N/A                -10.42%            04/30/01
Overseas                                      -24.42%           -2.18%               0.62%             01/09/95
International Stock                           -24.85%            N/A                -1.61%             01/01/97
International Value                           -13.81%            N/A                -7.40%             05/03/99
Capital Appreciation                          -21.87%            N/A                -27.81%            11/01/00
Strategic Opportunities                       -18.85%           4.02%                9.16%             06/18/85
Quantitative Mid Cap                            N/A              N/A                -21.42%            04/30/01
Global Equity                                 -19.65%           4.03%                6.21%             03/18/88
Strategic Growth                                N/A              N/A                -15.13%            04/30/01
Growth                                        -24.68%           2.33%                3.88%             07/15/96
Large Cap Growth                              -21.29%           2.90%                5.74%             08/03/89
All Cap Value                                   N/A              N/A                -2.91%             04/30/01
Capital Opportunities                           N/A              N/A                -17.58%            04/30/01
Quantitative Equity                           -26.19%           8.64%                9.36%             04/30/87
Blue Chip Growth                              -18.23%           8.29%                8.06%             12/11/92

                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Utilities                                       N/A              N/A                -27.97%            04/30/01
Real Estate Securities                         -1.29%           1.68%                8.42%             04/30/87
Small Company Value                            1.94%             N/A                 0.79%             10/01/97
Mid Cap Value                                   N/A              N/A                 0.75%             04/30/01
Value                                          -1.03%            N/A                 6.72%             01/01/97
Tactical Allocation                           -17.07%            N/A                -12.89%            05/01/00
Fundamental Value                               N/A              N/A                -9.68%             04/30/01
Growth & Income                               -15.06%           8.67%               10.66%             04/23/91
U.S. Large Cap Value                           -6.73%            N/A                -1.59%             05/03/99
Equity-Income                                  -3.07%           9.07%               10.62%             02/19/93
Income & Value                                 -3.36%           7.18%                7.32%             08/03/89
Balanced                                      -14.02%            N/A                -0.03%             01/01/97
High Yield                                     -9.52%            N/A                -0.18%             01/01/97
Strategic Bond                                 1.66%            3.84%                5.30%             02/19/93
Global Bond                                    -3.79%           -0.54%               3.65%             03/18/88
Total Return                                   3.60%             N/A                 3.90%             05/03/99
Investment Quality Bond                        2.70%            4.85%                4.87%             06/18/85
Diversified Bond                               2.47%            6.21%                6.09%             08/03/89
U.S. Government Securities                     2.41%            4.92%                4.67%             03/18/88
Money Market                                   -0.88%           3.14%                2.77%             06/18/85
Small Cap Index                                -2.87%            N/A                -6.13%             05/01/00
International Index                           -25.67%            N/A                -21.82%            05/01/00
Mid Cap Index                                  -5.95%            N/A                -0.20%             05/01/00
Total Stock Market Index                      -15.18%            N/A                -15.49%            05/01/00
500 Index                                     -16.10%            N/A                -15.78%            05/01/00
Lifestyle Aggressive 1000                     -17.34%            N/A                 0.11%             01/07/97
Lifestyle Growth 820                          -12.92%            N/A                 2.76%             01/07/97
Lifestyle Balanced 640                         -8.85%            N/A                 4.06%             01/07/97
Lifestyle Moderate 460                         -5.34%            N/A                 5.06%             01/07/97
Lifestyle Conservative 280                     -1.22%            N/A                 5.71%             01/07/97



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.


(B) 10 year average annual return.

(C) Formerly, Mid Cap Blend.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002
                 FOR CONTRACTS ISSUED PRIOR TO NOVEMBER 1, 1996


                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Internet Technologies                         -46.98%            N/A                -51.89%            05/01/00
Pacific Rim Emerging Markets                  -19.92%          -10.31%              -10.18%            10/04/94
Telecommunications                              N/A              N/A                -37.26%            04/30/01
Science & Technology                          -42.22%            N/A                 2.46%             01/01/97
International Small Cap                       -32.23%           -1.29%               0.16%             03/04/96
Health Sciences                                 N/A              N/A                 7.13%             04/30/01
Aggressive Growth                             -27.20%            N/A                -0.53%             01/01/97
Emerging Small Company                        -23.53%            N/A                 7.07%             01/01/97
Small Company Blend                            -3.92%            N/A                -1.34%             05/03/99
Dynamic Growth                                -41.23%            N/A                -44.79%            05/01/00
Mid Cap Growth                                  N/A              N/A                -17.17%            04/30/01
Mid Cap Opportunities                           N/A              N/A                -16.22%            04/30/01
Mid Cap Stock                                 -12.46%            N/A                -6.98%             05/03/99
All Cap Growth                                -25.03%           6.02%                6.11%             03/04/96
Financial Services                              N/A              N/A                -7.96%             04/30/01
Overseas                                      -22.40%           -2.18%               0.62%             01/09/95
International Stock                           -22.83%            N/A                -1.61%             01/01/97
International Value                           -11.45%            N/A                -6.47%             05/03/99
Capital Appreciation                          -19.76%            N/A                -26.17%            11/01/00
Strategic Opportunities                       -16.65%           4.02%               10.24%             06/18/85
Quantitative Mid Cap                            N/A              N/A                -19.30%            04/30/01
Global Equity                                 -17.47%           4.03%                7.47%             03/18/88
Strategic Growth                                N/A              N/A                -12.81%            04/30/01
Growth                                        -22.66%           2.33%                3.88%             07/15/96
Large Cap Growth                              -19.17%           2.90%                5.82%             08/03/89
All Cap Value                                   N/A              N/A                -0.21%             04/30/01
Capital Opportunities                           N/A              N/A                -15.35%            04/30/01
Quantitative Equity                           -24.22%           8.64%                8.78%             04/30/87
Blue Chip Growth                              -16.02%           8.29%                8.06%             12/11/92

                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Utilities                                       N/A              N/A                -26.05%            04/30/01
Real Estate Securities                         1.45%            1.68%                2.17%             04/30/87
Small Company Value                            4.78%             N/A                 0.79%             10/01/97
Mid Cap Value                                   N/A              N/A                 3.56%             04/30/01
Value                                          1.72%             N/A                 6.72%             01/01/97
Tactical Allocation                           -14.81%            N/A                -11.49%            05/01/00
Fundamental Value                               N/A              N/A                -7.20%             04/30/01
Growth & Income                               -12.74%           8.67%               11.15%             04/23/91
U.S. Large Cap Value                           -4.15%            N/A                -0.58%             05/03/99
Equity-Income                                  -0.38%           9.07%               10.62%             02/19/93
Income & Value                                 -0.68%           7.18%                7.49%             08/03/89
Balanced                                      -11.67%            N/A                -0.03%             01/01/97
High Yield                                     -7.03%            N/A                -0.18%             01/01/97
Strategic Bond                                 4.50%            3.84%                5.30%             02/19/93
Global Bond                                    -1.13%           -0.54%               3.94%             03/18/88
Total Return                                   6.50%             N/A                 4.94%             05/03/99
Investment Quality Bond                        5.56%            4.85%                4.89%             06/18/85
Diversified Bond                               5.33%            6.21%                6.21%             08/03/89
U.S. Government Securities                     5.27%            4.92%                4.69%             03/18/88
Money Market                                   1.88%            3.14%                2.86%             06/18/85
Small Cap Index                                -0.17%            N/A                -4.59%             05/01/00
International Index                           -23.69%            N/A                -20.59%            05/01/00
Mid Cap Index                                  -3.35%            N/A                 1.46%             05/01/00
Total Stock Market Index                      -12.87%            N/A                -14.14%            05/01/00
500 Index                                     -13.81%            N/A                -14.43%            05/01/00
Lifestyle Aggressive 1000                     -15.10%            N/A                 0.11%             01/07/97
Lifestyle Growth 820                          -10.54%            N/A                 2.76%             01/07/97
Lifestyle Balanced 640                         -6.34%            N/A                 4.06%             01/07/97
Lifestyle Moderate 460                         -2.72%            N/A                 5.06%             01/07/97
Lifestyle Conservative 280                     1.53%             N/A                 5.71%             01/07/97



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.


(B) 10 year average annual return.

(C) Strategic Opportunities.

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
                       CALCULATED AS OF DECEMBER 31, 2002
                FOR CONTRACTS ISSUED ON OR AFTER NOVEMBER 1, 1996


                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Internet Technologies                         -46.98%            N/A                -51.89%            05/01/00
Pacific Rim Emerging Markets                  -19.92%            N/A                -10.18%            01/01/97
Telecommunications                              N/A              N/A                -37.26%            04/30/01
Science & Technology                          -42.22%            N/A                 2.46%             01/01/97
International Small Cap                       -32.23%           -1.29%               0.16%             03/04/96
Health Sciences                                 N/A              N/A                 7.13%             04/30/01
Aggressive Growth                             -27.20%            N/A                -0.53%             01/01/97
Emerging Small Company                        -23.53%            N/A                 7.07%             01/01/97
Small Company Blend                            -3.92%            N/A                -1.34%             05/03/99
Dynamic Growth                                -41.23%            N/A                -44.79%            05/01/00
Mid Cap Growth                                  N/A              N/A                -17.17%            04/30/01
Mid Cap Opportunities                           N/A              N/A                -16.22%            04/30/01
Mid Cap Stock                                 -12.46%            N/A                -6.98%             05/03/99
All Cap Growth                                -25.03%           6.02%                6.11%             03/04/96
Financial Services                              N/A              N/A                -7.96%             04/30/01
Overseas                                      -22.40%           -2.18%               0.62%             01/09/95
International Stock                           -22.83%            N/A                -1.61%             01/01/97
International Value                           -11.45%            N/A                -6.47%             05/03/99
Capital Appreciation                          -19.76%            N/A                -26.17%            11/01/00
Strategic Opportunities                       -16.65%           4.02%                9.16%             06/18/85
Quantitative Mid Cap                            N/A              N/A                -19.30%            04/30/01
Global Equity                                 -17.47%           4.03%                6.21%             03/18/88
Strategic Growth                                N/A              N/A                -12.81%            04/30/01
Growth                                        -22.66%           2.33%                3.88%             07/15/96
Large Cap Growth                              -19.17%           2.90%                5.74%             08/03/89
All Cap Value                                   N/A              N/A                -0.21%             04/30/01
Capital Opportunities                           N/A              N/A                -15.35%            04/30/01
Quantitative Equity                           -24.22%            N/A                 8.78%             01/01/97
Blue Chip Growth                              -16.02%           8.29%                8.06%             12/11/92

                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Utilities                                       N/A              N/A                -26.05%            04/30/01
Real Estate Securities                         1.45%             N/A                 2.17%             01/01/97
Small Company Value                            4.78%             N/A                 0.79%             10/01/97
Mid Cap Value                                   N/A              N/A                 3.56%             04/30/01
Value                                          1.72%             N/A                 6.72%             01/01/97
Tactical Allocation                           -14.81%            N/A                -11.49%            05/01/00
Fundamental Value                               N/A              N/A                -7.20%             04/30/01
Growth & Income                               -12.74%           8.67%               10.66%             04/23/91
U.S. Large Cap Value                           -4.15%            N/A                -0.58%             05/03/99
Equity-Income                                  -0.38%           9.07%               10.62%             02/19/93
Income & Value                                 -0.68%           7.18%                7.32%             08/03/89
Balanced                                      -11.67%            N/A                -0.03%             01/01/97
High Yield                                     -7.03%            N/A                -0.18%             01/01/97
Strategic Bond                                 4.50%            3.84%                5.30%             02/19/93
Global Bond                                    -1.13%           -0.54%               3.65%             03/18/88
Total Return                                   6.50%             N/A                 4.94%             05/03/99
Investment Quality Bond                        5.56%            4.85%                4.87%             06/18/85
Diversified Bond                               5.33%            6.21%                6.09%             08/03/89
U.S. Government Securities                     5.27%            4.92%                4.67%             03/18/88
Money Market                                   1.88%            3.14%                2.77%             06/18/85
Small Cap Index                                -0.17%            N/A                -4.59%             05/01/00
International Index                           -23.69%            N/A                -20.59%            05/01/00
Mid Cap Index                                  -3.35%            N/A                 1.46%             05/01/00
Total Stock Market Index                      -12.87%            N/A                -14.14%            05/01/00
500 Index                                     -13.81%            N/A                -14.43%            05/01/00
Lifestyle Aggressive 1000                     -15.10%            N/A                 0.11%             01/07/97
Lifestyle Growth 820                          -10.54%            N/A                 2.76%             01/07/97
Lifestyle Balanced 640                         -6.34%            N/A                 4.06%             01/07/97
Lifestyle Moderate 460                         -2.72%            N/A                 5.06%             01/07/97
Lifestyle Conservative 280                     1.53%             N/A                 5.71%             01/07/97


Merrill Lynch Small Cap Value Focus                                     10/13/97
Merrill Lynch Value Focus                                               10/13/97
Merrill Lynch Developing Capital Market Focus                           10/13/97

(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.


(B) 10 year average annual return.

(C) Formerly, Mid Cap Blend.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002
                FOR CONTRACTS ISSUED ON OR AFTER NOVEMBER 1, 1996


                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Internet Technologies                         -46.98%            N/A                -51.89%            05/01/00
Pacific Rim Emerging Markets                  -19.92%          -10.31%              -5.82%             10/04/94
Telecommunications                              N/A              N/A                -37.26%            04/30/01
Science & Technology                          -42.22%            N/A                 2.46%             01/01/97
International Small Cap                       -32.23%           -1.29%               0.16%             03/04/96
Health Sciences                                 N/A              N/A                 7.13%             04/30/01
Aggressive Growth                             -27.20%            N/A                -0.53%             01/01/97
Emerging Small Company                        -23.53%            N/A                 7.07%             01/01/97
Small Company Blend                            -3.92%            N/A                -1.34%             05/03/99
Dynamic Growth                                -41.23%            N/A                -44.79%            05/01/00
Mid Cap Growth                                  N/A              N/A                -17.17%            04/30/01
Mid Cap Opportunities                           N/A              N/A                -16.22%            04/30/01
Mid Cap Stock                                 -12.46%            N/A                -6.98%             05/03/99
All Cap Growth                                -25.03%           6.02%                6.11%             03/04/96
Financial Services                              N/A              N/A                -7.96%             04/30/01
Overseas                                      -22.40%           -2.18%               0.62%             01/09/95
International Stock                           -22.83%            N/A                -1.61%             01/01/97
International Value                           -11.45%            N/A                -6.47%             05/03/99
Capital Appreciation                          -19.76%            N/A                -26.17%            11/01/00
Strategic Opportunities                       -16.65%           4.02%                9.16%             06/18/85
Quantitative Mid Cap                            N/A              N/A                -19.30%            04/30/01
Global Equity                                 -17.47%           4.03%                6.21%             03/18/88
Strategic Growth                                N/A              N/A                -12.81%            04/30/01
Growth                                        -22.66%           2.33%                3.88%             07/15/96
Large Cap Growth                              -19.17%           2.90%                5.74%             08/03/89
All Cap Value                                   N/A              N/A                -0.21%             04/30/01
Capital Opportunities                           N/A              N/A                -15.35%            04/30/01
Quantitative Equity                           -24.22%           8.64%                9.36%             04/30/87
Blue Chip Growth                              -16.02%           8.29%                8.06%             12/11/92

                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Utilities                                       N/A              N/A                -26.05%            04/30/01
Real Estate Securities                         1.45%            1.68%                8.42%             04/30/87
Small Company Value                            4.78%             N/A                 0.79%             10/01/97
Mid Cap Value                                   N/A              N/A                 3.56%             04/30/01
Value                                          1.72%             N/A                 6.72%             01/01/97
Tactical Allocation                           -14.81%            N/A                -11.49%            05/01/00
Fundamental Value                               N/A              N/A                -7.20%             04/30/01
Growth & Income                               -12.74%           8.67%               10.66%             04/23/91
U.S. Large Cap Value                           -4.15%            N/A                -0.58%             05/03/99
Equity-Income                                  -0.38%           9.07%               10.62%             02/19/93
Income & Value                                 -0.68%           7.18%                7.32%             08/03/89
Balanced                                      -11.67%            N/A                -0.03%             01/01/97
High Yield                                     -7.03%            N/A                -0.18%             01/01/97
Strategic Bond                                 4.50%            3.84%                5.30%             02/19/93
Global Bond                                    -1.13%           -0.54%               3.65%             03/18/88
Total Return                                   6.50%             N/A                 4.94%             05/03/99
Investment Quality Bond                        5.56%            4.85%                4.87%             06/18/85
Diversified Bond                               5.33%            6.21%                6.09%             08/03/89
U.S. Government Securities                     5.27%            4.92%                4.67%             03/18/88
Money Market                                   1.88%            3.14%                2.77%             06/18/85
Small Cap Index                                -0.17%            N/A                -4.59%             05/01/00
International Index                           -23.69%            N/A                -20.59%            05/01/00
Mid Cap Index                                  -3.35%            N/A                 1.46%             05/01/00
Total Stock Market Index                      -12.87%            N/A                -14.14%            05/01/00
500 Index                                     -13.81%            N/A                -14.43%            05/01/00
Lifestyle Aggressive 1000                     -15.10%            N/A                 0.11%             01/07/97
Lifestyle Growth 820                          -10.54%            N/A                 2.76%             01/07/97
Lifestyle Balanced 640                         -6.34%            N/A                 4.06%             01/07/97
Lifestyle Moderate 460                         -2.72%            N/A                 5.06%             01/07/97
Lifestyle Conservative 280                     1.53%             N/A                 5.71%             01/07/97


Merrill Lynch Small Cap Value Focus                                     10/13/97
Merrill Lynch Value Focus                                               10/13/97
Merrill Lynch Developing Capital Market Focus                           10/13/97

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.


(B) 10 year average annual return.

(C) Formerly, Mid Cap Blend.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002
                FOR CONTRACTS ISSUED ON OR AFTER NOVEMBER 1, 1996


                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Internet Technologies                         -46.98%            N/A                -51.89%            05/01/00
Pacific Rim Emerging Markets                  -19.92%          -10.31%              -10.18%            10/04/94
Telecommunications                              N/A              N/A                -37.26%            04/30/01
Science & Technology                          -42.22%            N/A                 2.46%             01/01/97
International Small Cap                       -32.23%           -1.29%               0.16%             03/04/96
Health Sciences                                 N/A              N/A                 7.13%             04/30/01
Aggressive Growth                             -27.20%            N/A                -0.53%             01/01/97
Emerging Small Company                        -23.53%            N/A                 7.07%             01/01/97
Small Company Blend                            -3.92%            N/A                -1.34%             05/03/99
Dynamic Growth                                -41.23%            N/A                -44.79%            05/01/00
Mid Cap Growth                                  N/A              N/A                -17.17%            04/30/01
Mid Cap Opportunities                           N/A              N/A                -16.22%            04/30/01
Mid Cap Stock                                 -12.46%            N/A                -6.98%             05/03/99
All Cap Growth                                -25.03%           6.02%                6.11%             03/04/96
Financial Services                              N/A              N/A                -7.96%             04/30/01
Overseas                                      -22.40%           -2.18%               0.62%             01/09/95
International Stock                           -22.83%            N/A                -1.61%             01/01/97
International Value                           -11.45%            N/A                -6.47%             05/03/99
Capital Appreciation                          -19.76%            N/A                -26.17%            11/01/00
Strategic Opportunities                       -16.65%           4.02%               10.24%             06/18/85
Quantitative Mid Cap                            N/A              N/A                -19.30%            04/30/01
Global Equity                                 -17.47%           4.03%                7.47%             03/18/88
Strategic Growth                                N/A              N/A                -12.81%            04/30/01
Growth                                        -22.66%           2.33%                3.88%             07/15/96
Large Cap Growth                              -19.17%           2.90%                5.82%             08/03/89
All Cap Value                                   N/A              N/A                -0.21%             04/30/01
Capital Opportunities                           N/A              N/A                -15.35%            04/30/01
Quantitative Equity                           -24.22%           8.64%                8.78%             04/30/87
Blue Chip Growth                              -16.02%           8.29%                8.06%             12/11/92

                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE (A)
---------                                      ------           ------        --------------------      --------
Utilities                                       N/A              N/A                -26.05%            04/30/01
Real Estate Securities                         1.45%            1.68%                2.17%             04/30/87
Small Company Value                            4.78%             N/A                 0.79%             10/01/97
Mid Cap Value                                   N/A              N/A                 3.56%             04/30/01
Value                                          1.72%             N/A                 6.72%             01/01/97
Tactical Allocation                           -14.81%            N/A                -11.49%            05/01/00
Fundamental Value                               N/A              N/A                -7.20%             04/30/01
Growth & Income                               -12.74%           8.67%               11.15%             04/23/91
U.S. Large Cap Value                           -4.15%            N/A                -0.58%             05/03/99
Equity-Income                                  -0.38%           9.07%               10.62%             02/19/93
Income & Value                                 -0.68%           7.18%                7.49%             08/03/89
Balanced                                      -11.67%            N/A                -0.03%             01/01/97
High Yield                                     -7.03%            N/A                -0.18%             01/01/97
Strategic Bond                                 4.50%            3.84%                5.30%             02/19/93
Global Bond                                    -1.13%           -0.54%               3.94%             03/18/88
Total Return                                   6.50%             N/A                 4.94%             05/03/99
Investment Quality Bond                        5.56%            4.85%                4.89%             06/18/85
Diversified Bond                               5.33%            6.21%                6.21%             08/03/89
U.S. Government Securities                     5.27%            4.92%                4.69%             03/18/88
Money Market                                   1.88%            3.14%                2.86%             06/18/85
Small Cap Index                                -0.17%            N/A                -4.59%             05/01/00
International Index                           -23.69%            N/A                -20.59%            05/01/00
Mid Cap Index                                  -3.35%            N/A                 1.46%             05/01/00
Total Stock Market Index                      -12.87%            N/A                -14.14%            05/01/00
500 Index                                     -13.81%            N/A                -14.43%            05/01/00
Lifestyle Aggressive 1000                     -15.10%            N/A                 0.11%             01/07/97
Lifestyle Growth 820                          -10.54%            N/A                 2.76%             01/07/97
Lifestyle Balanced 640                         -6.34%            N/A                 4.06%             01/07/97
Lifestyle Moderate 460                         -2.72%            N/A                 5.06%             01/07/97
Lifestyle Conservative 280                     1.53%             N/A                 5.71%             01/07/97


Merrill Lynch Small Cap Value Focus                                     10/13/97
Merrill Lynch Value Focus                                               10/13/97
Merrill Lynch Developing Capital Market Focus                           10/13/97

(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.



(B) 10 year average annual return.



(C) Formerly, Mid Cap Blend.

                                   APPENDIX B
                   PERFORMANCE INFORMATION - SERIES II SHARES



Tables must be updated



                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
           FOR CONTRACTS THAT INVEST IN SERIES II SHARES OF THE TRUST
                       CALCULATED AS OF DECEMBER 31, 2002




                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER       DATE(A)
Internet Technologies                         -48.27%            N/A                -52.47%            05/01/00
Pacific Rim Emerging Markets                  -22.02%            N/A                -10.18%            01/01/97
Telecommunications                              N/A              N/A                -38.84%            04/30/01
Science & Technology                          -43.65%            N/A                 2.46%             01/01/97
International Small Cap                       -33.97%           -1.29%               0.16%             03/04/96
Health Sciences                                 N/A              N/A                 4.21%             04/30/01
Aggressive Growth                             -29.09%            N/A                -0.53%             01/01/97
Emerging Small Company                        -25.52%            N/A                 7.07%             01/01/97
Small Company Blend                            -6.50%            N/A                -2.34%             05/03/99
Dynamic Growth                                -42.69%            N/A                -45.52%            05/01/00
Mid Cap Growth                                  N/A              N/A                -19.35%            04/30/01
Mid Cap Opportunities                           N/A              N/A                -18.43%            04/30/01
Mid Cap Stock                                 -14.79%            N/A                -7.91%             05/03/99
All Cap Growth                                -26.98%           6.02%                6.11%             03/04/96
Financial Services                              N/A              N/A                -10.42%            04/30/01
Overseas                                      -24.42%           -2.18%               0.62%             01/09/95
International Stock                           -24.85%            N/A                -1.61%             01/01/97
International Value                           -13.81%            N/A                -7.40%             05/03/99
Capital Appreciation                          -21.87%            N/A                -27.81%            11/01/00
Strategic Opportunities                       -18.85%           4.02%                9.16%             06/18/85
Quantitative Mid Cap                            N/A              N/A                -21.42%            04/30/01



                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER      DATE(A)
Global Equity                                 -19.65%           4.03%                6.21%             03/18/88
Strategic Growth                                N/A              N/A                -15.13%            04/30/01
Growth                                        -24.68%           2.33%                3.88%             07/15/96

Large Cap Growth                              -21.29%           2.90%                5.74%             08/03/89
All Cap Value                                   N/A              N/A                -2.91%             04/30/01
Capital Opportunities                           N/A              N/A                -17.58%            04/30/01
Quantitative Equity                           -26.19%            N/A                 8.78%             01/01/97
Blue Chip Growth                              -18.23%           8.29%                8.06%             12/11/92
Utilities                                       N/A              N/A                -27.97%            04/30/01
Real Estate Securities                         -1.29%            N/A                 2.17%             01/01/97
Small Company Value                            1.94%             N/A                 0.79%             10/01/97
Mid Cap Value                                   N/A              N/A                 0.75%             04/30/01
Value                                          -1.03%            N/A                 6.72%             01/01/97
Tactical Allocation                           -17.07%            N/A                -12.89%            05/01/00
Fundamental Value                               N/A              N/A                -9.68%             04/30/01
Growth & Income                               -15.06%           8.67%               10.66%             04/23/91
U.S. Large Cap Value                           -6.73%            N/A                -1.59%             05/03/99
Equity-Income                                  -3.07%           9.07%               10.62%             02/19/93
Income & Value                                 -3.36%           7.18%                7.32%             08/03/89
Balanced                                      -14.02%            N/A                -0.03%             01/01/97
High Yield                                     -9.52%            N/A                -0.18%             01/01/97
Strategic Bond                                 1.66%            3.84%                5.30%             02/19/93
Global Bond                                    -3.79%           -0.54%               3.65%             03/18/88
Total Return                                   3.60%             N/A                 3.90%             05/03/99
Investment Quality Bond                        2.70%            4.85%                4.87%             06/18/85
Diversified Bond                               2.47%            6.21%                6.09%             08/03/89
U.S. Government Securities                     2.41%            4.92%                4.67%             03/18/88
Money Market                                   -0.88%           3.14%                2.77%             06/18/85
Small Cap Index                                -2.87%            N/A                -6.13%             05/01/00
International Index                           -25.67%            N/A                -21.82%            05/01/00
Mid Cap Index                                  -5.95%            N/A                -0.20%             05/01/00
Total Stock Market Index                      -15.18%            N/A                -15.49%            05/01/00
500 Index                                     -16.10%            N/A                -15.78%            05/01/00



                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER       DATE(A)
Lifestyle Aggressive 1000                     -17.34%            N/A                 0.11%             01/07/97
Lifestyle Growth 820                          -12.92%            N/A                 2.76%             01/07/97
Lifestyle Balanced 640                         -8.85%            N/A                 4.06%             01/07/97

Lifestyle Moderate 460                         -5.34%            N/A                 5.06%             01/07/97
Lifestyle Conservative 280                     -1.22%            N/A                 5.71%             01/07/97



(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.



(B)   10 year average annual return.



(C)   Formerly, Mid Cap Blend

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
           FOR CONTRACTS THAT INVEST IN SERIES II SHARES OF THE TRUST
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002



                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER       DATE(A)
Internet Technologies                         -48.27%            N/A                -52.47%            05/01/00
Pacific Rim Emerging Markets                  -22.02%          -10.31%              -5.82%             10/04/94
Telecommunications                              N/A              N/A                -38.84%            04/30/01
Science & Technology                          -43.65%            N/A                 2.46%             01/01/97
International Small Cap                       -33.97%           -1.29%               0.16%             03/04/96
Health Sciences                                 N/A              N/A                 4.21%             04/30/01
Aggressive Growth                             -29.09%            N/A                -0.53%             01/01/97
Emerging Small Company                        -25.52%            N/A                 7.07%             01/01/97
Small Company Blend                            -6.50%            N/A                -2.34%             05/03/99
Dynamic Growth                                -42.69%            N/A                -45.52%            05/01/00
Mid Cap Growth                                  N/A              N/A                -19.35%            04/30/01
Mid Cap Opportunities                           N/A              N/A                -18.43%            04/30/01
Mid Cap Stock                                 -14.79%            N/A                -7.91%             05/03/99
All Cap Growth                                -26.98%           6.02%                6.11%             03/04/96
Financial Services                              N/A              N/A                -10.42%            04/30/01
Overseas                                      -24.42%           -2.18%               0.62%             01/09/95
International Stock                           -24.85%            N/A                -1.61%             01/01/97
International Value                           -13.81%            N/A                -7.40%             05/03/99
Capital Appreciation                          -21.87%            N/A                -27.81%            11/01/00
Strategic Opportunities                       -18.85%           4.02%                9.16%             06/18/85
Quantitative Mid Cap                            N/A              N/A                -21.42%            04/30/01
Global Equity                                 -19.65%           4.03%                6.21%             03/18/88
Strategic Growth                                N/A              N/A                -15.13%            04/30/01
Growth                                        -24.68%           2.33%                3.88%             07/15/96
Large Cap Growth                              -21.29%           2.90%                5.74%             08/03/89
All Cap Value                                   N/A              N/A                -2.91%             04/30/01
Capital Opportunities                           N/A              N/A                -17.58%            04/30/01
Quantitative Equity                           -26.19%           8.64%                9.36%             04/30/87
Blue Chip Growth                              -18.23%           8.29%                8.06%             12/11/92

                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER       DATE(A)
Utilities                                       N/A              N/A                -27.97%            04/30/01
Real Estate Securities                         -1.29%           1.68%                8.42%             04/30/87
Small Company Value                            1.94%             N/A                 0.79%             10/01/97
Mid Cap Value                                   N/A              N/A                 0.75%             04/30/01
Value                                          -1.03%            N/A                 6.72%             01/01/97
Tactical Allocation                           -17.07%            N/A                -12.89%            05/01/00
Fundamental Value                               N/A              N/A                -9.68%             04/30/01
Growth & Income                               -15.06%           8.67%               10.66%             04/23/91
U.S. Large Cap Value                           -6.73%            N/A                -1.59%             05/03/99
Equity-Income                                  -3.07%           9.07%               10.62%             02/19/93
Income & Value                                 -3.36%           7.18%                7.32%             08/03/89
Balanced                                      -14.02%            N/A                -0.03%             01/01/97
High Yield                                     -9.52%            N/A                -0.18%             01/01/97
Strategic Bond                                 1.66%            3.84%                5.30%             02/19/93
Global Bond                                    -3.79%           -0.54%               3.65%             03/18/88
Total Return                                   3.60%             N/A                 3.90%             05/03/99
Investment Quality Bond                        2.70%            4.85%                4.87%             06/18/85
Diversified Bond                               2.47%            6.21%                6.09%             08/03/89
U.S. Government Securities                     2.41%            4.92%                4.67%             03/18/88
Money Market                                   -0.88%           3.14%                2.77%             06/18/85
Small Cap Index                                -2.87%            N/A                -6.13%             05/01/00
International Index                           -25.67%            N/A                -21.82%            05/01/00
Mid Cap Index                                  -5.95%            N/A                -0.20%             05/01/00
Total Stock Market Index                      -15.18%            N/A                -15.49%            05/01/00
500 Index                                     -16.10%            N/A                -15.78%            05/01/00
Lifestyle Aggressive 1000                     -17.34%            N/A                 0.11%             01/07/97
Lifestyle Growth 820                          -12.92%            N/A                 2.76%             01/07/97
Lifestyle Balanced 640                         -8.85%            N/A                 4.06%             01/07/97
Lifestyle Moderate 460                         -5.34%            N/A                 5.06%             01/07/97
Lifestyle Conservative 280                     -1.22%            N/A                 5.71%             01/07/97



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust.

      Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.



(B)   10 year average annual return.



(C)   Formerly, Mid Cap Blend.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
           FOR CONTRACTS THAT INVEST IN SERIES II SHARES OF THE TRUST
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2002



                                                                          SINCE INCEPTION
                                                                            OR 10 YEARS,      INCEPTION
PORTFOLIO                                          1 YEAR     5 YEAR    WHICHEVER IS SHORTER   DATE(A)
Internet Technologies                              -46.98%     N/A            -51.89%         05/01/00
Pacific Rim Emerging Markets                       -19.92%   -10.31%          -10.18%         10/04/94
Telecommunications                                   N/A       N/A            -37.26%         04/30/01
Science & Technology                               -42.22%     N/A             2.46%          01/01/97
International Small Cap                            -32.23%    -1.29%           0.16%          03/04/96
Health Sciences                                      N/A       N/A             7.13%          04/30/01
Aggressive Growth                                  -27.20%     N/A            -0.53%          01/01/97
Emerging Small Company                             -23.53%     N/A             7.07%          01/01/97
Small Company Blend                                -3.92%      N/A            -1.34%          05/03/99
Dynamic Growth                                     -41.23%     N/A            -44.79%         05/01/00
Mid Cap Growth                                       N/A       N/A            -17.17%         04/30/01
Mid Cap Opportunities                                N/A       N/A            -16.22%         04/30/01
Mid Cap Stock                                      -12.46%     N/A            -6.98%          05/03/99
All Cap Growth                                     -25.03%    6.02%            6.11%          03/04/96
Financial Services                                   N/A       N/A            -7.96%          04/30/01
Overseas                                           -22.40%    -2.18%           0.62%          01/09/95
International Stock                                -22.83%     N/A            -1.61%          01/01/97
International Value                                -11.45%     N/A            -6.47%          05/03/99
Capital Appreciation                               -19.76%     N/A            -26.17%         11/01/00
Strategic Opportunities                            -16.65%    4.02%           10.24%          06/18/85
Quantitative Mid Cap                                 N/A       N/A            -19.30%         04/30/01
Global Equity                                      -17.47%    4.03%            7.47%          03/18/88
Strategic Growth                                     N/A       N/A            -12.81%         04/30/01
Growth                                             -22.66%    2.33%            3.88%          07/15/96
Large Cap Growth                                   -19.17%    2.90%            5.82%          08/03/89
All Cap Value                                        N/A       N/A            -0.21%          04/30/01
Capital Opportunities                                N/A       N/A            -15.35%         04/30/01
Quantitative Equity                                -24.22%    8.64%            8.78%          04/30/87
Blue Chip Growth                                   -16.02%    8.29%            8.06%          12/11/92

                                                                          SINCE INCEPTION
                                                                            OR 10 YEARS,      INCEPTION
PORTFOLIO                                          1 YEAR     5 YEAR    WHICHEVER IS SHORTER    DATE(A)
Utilities                                            N/A       N/A            -26.05%         04/30/01
Real Estate Securities                              1.45%     1.68%            2.17%          04/30/87
Small Company Value                                 4.78%      N/A             0.79%          10/01/97
Mid Cap Value                                        N/A       N/A             3.56%          04/30/01
Value                                               1.72%      N/A             6.72%          01/01/97
Tactical Allocation                                -14.81%     N/A            -11.49%         05/01/00
Fundamental Value                                    N/A       N/A            -7.20%          04/30/01
Growth & Income                                    -12.74%    8.67%           11.15%          04/23/91
U.S. Large Cap Value                               -4.15%      N/A            -0.58%          05/03/99
Equity-Income                                      -0.38%     9.07%           10.62%          02/19/93
Income & Value                                     -0.68%     7.18%            7.49%          08/03/89
Balanced                                           -11.67%     N/A            -0.03%          01/01/97
High Yield                                         -7.03%      N/A            -0.18%          01/01/97
Strategic Bond                                      4.50%     3.84%            5.30%          02/19/93
Global Bond                                        -1.13%     -0.54%           3.94%          03/18/88
Total Return                                        6.50%      N/A             4.94%          05/03/99
Investment Quality Bond                             5.56%     4.85%            4.89%          06/18/85
Diversified Bond                                    5.33%     6.21%            6.21%          08/03/89
U.S. Government Securities                          5.27%     4.92%            4.69%          03/18/88
Money Market                                        1.88%     3.14%            2.86%          06/18/85
Small Cap Index                                    -0.17%      N/A            -4.59%          05/01/00
International Index                                -23.69%     N/A            -20.59%         05/01/00
Mid Cap Index                                      -3.35%      N/A             1.46%          05/01/00
Total Stock Market Index                           -12.87%     N/A            -14.14%         05/01/00
500 Index                                          -13.81%     N/A            -14.43%         05/01/00
Lifestyle Aggressive 1000                          -15.10%     N/A             0.11%          01/07/97
Lifestyle Growth 820                               -10.54%     N/A             2.76%          01/07/97
Lifestyle Balanced 640                             -6.34%      N/A             4.06%          01/07/97
Lifestyle Moderate 460                             -2.72%      N/A             5.06%          01/07/97
Lifestyle Conservative 280                          1.53%      N/A             5.71%          01/07/97



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.



(B)   10 year average annual return.

(C)   Strategic Opportunities.

                                   APPENDIX C



                            AMERICAN INSURANCE FUNDS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2001



                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER       DATE(A)
Growth Fund                                      %                %                    %
International Fund                               %                %                    %
Blue Chip Growth and Income Fund                 %                %                    %
Growth-Income Fund                               %                %                   -%



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.



                            AMERICAN INSURANCE FUNDS
              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2001



                                                                                SINCE INCEPTION
                                                                                  OR 10 YEARS,         INCEPTION
PORTFOLIO                                      1 YEAR           5 YEAR        WHICHEVER IS SHORTER       DATE(A)
Growth Fund                                      %                %                    %
International Fund                               %                %                    %
Blue Chip Growth and Income Fund                 %                %                    %
Growth-Income Fund                               %                %                   -%



(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges.

                          AUDITED FINANCIAL STATEMENTS

                                     PART C

                                OTHER INFORMATION

Guide to Name Changes and Successions:

The following name changes took place October 1, 1997:

                              Old Name                                                        New Name
NASL Variable Account                                        The Manufacturers Life Insurance Company of North America
                                                             Separate Account A
North American Security Life Insurance Company               The Manufacturers Life Insurance Company of North America

The following name changes took place November 1, 1997:

                              Old Name                                                        New Name
NAWL Holding Co., Inc.                                       Manulife-Wood Logan Holding Co., Inc.

The following name changes took place September 24, 1999:

                              Old Name                                                        New Name
Wood Logan Associates, Inc.                                  Manulife Wood Logan, Inc.

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective on January 1, 2002:

         The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife north America's assets, including the assets of Separate Account A.

                                    * * * * *

Item 24.  Financial Statements and Exhibits

(a)      Financial Statements

         (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H, (Part B of the registration statement). TO BE FILED BY AMENDMENT

         (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company (U.S.A.) (Part B of the registration statement). TO BE FILED BY AMENDMENT

(b)      Exhibits

(1) (i) Resolution of the Board of Directors of North American Security Life Insurance Company (U.S.A.) establishing The Manufacturers Life Insurance Company Separate Account H - Incorporated by reference to Exhibit (1)(i) to Pre-Effective Amendment No. 1 to this registration statement, file number 333-71074, filed January 2, 2002 (the "Pre-Effective Amendment")

(2)      Agreements for custody of securities and similar investments - Not
         Applicable.

(3)      (i)      Form of Underwriting Agreement between North American
                  Security Life Insurance Company (Depositor) and NASL Financial
                  Services, Inc. (Underwriter) -- Incorporated by reference to
                  Exhibit (b)(3)(i) to Form N-4, file number 33-76162, filed
                  March 1, 1999.

         (ii) Form of Promotional Agent Agreement -- Incorporated by reference to Exhibit (b)(3)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

         (iii) Form of Amendment to Promotional Agent Agreement - Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

(iv) Form of broker-dealer Agreement - Previously filed as Exhibit (3)(iv) to initial registration statement on Form N-4, file no. 333-71074, filed October 5, 2001.

(4) (i)(A) Specimen Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (VIS25) - Previously filed as Exhibit (b)(4)(i)(A) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

         (i)(B) Specimen Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (VV) - Previously filed as Exhibit (b)(4)(i)(B) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

         (ii) Specimen Fixed Account Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.007.98) - Previously filed as Exhibit
                  (b)(4)(ii) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

         (iii) Specimen Individual Retirement Annuity Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (ENDORSEMENT.001) - Previously filed as Exhibit (b)(4)(iii) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

         (iv) Specimen ERISA Tax-Sheltered Annuity Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.002.97) - Previously filed as Exhibit (b)(4)(iv) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

         (v) Specimen Tax-Sheltered Annuity Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.003.97) - Previously filed as Exhibit (b)(4)(v) to post-effective amendment no. 4 to registration on Form N-4, file no. 33-77878, filed February 26, 1998.

         (vi) Specimen Qualified Plan Endorsement Section 401 Plans to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.004.97) - Previously filed as Exhibit (b)(4)(vi) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

         (vii) Roth Individual Retirement Annuity Endorsement - Incorporated by reference to Exhibit (b)(4)(ii)(F) to registration statement on Form N-4, file number 33-76162, filed March 1, 1999.

(5) (i) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating -- Incorporated by reference to Exhibit (b)(5)(i) to post effective amendment 5 to file number 333-24657, filed February 28, 2000.

         (ii) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

(6) (i) Restated Articles of Redomestication of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

         (ii) Certificate of Amendment of Certificate of Incorporation of the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

         (iii) By-laws of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

(7) (i) Form of Variable Annuity Reinsurance Agreement Contract between North American Security Life Insurance Company and Connecticut General Life Insurance Company, effective July 1, 1997--Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed February 26, 1998.

         (ii) Form of Automatic Reinsurance Agreement between North American Security Life Insurance Company and Swiss Re Life & Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b) (7) (ii) to this registration statement.

         (iii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Contract between The Manufacturers Life Insurance Company of North America and Manulife Reinsurance Corporation (USA), effective July 1, 1998
                  - Incorporated by reference to Exhibit (b)(7)(iv) to Form N-4, file number 33-77878, filed December 16, 1998.

         (iv) Form of Coinsurance Agreement between North American Security Life Insurance Company and Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

         (v) Form of Automatic Reinsurance Agreement with AXA Re Life Insurance Company, effective May 1, 2000. Incorporated by reference to Exhibit (7)(v) to pre-effective amendment No. 1, to Form N-4, file number 333-70728, filed January 2, 2002.

                           i. Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to
                                    Exhibit 7(v)(i) to post-effective amendment
                                    No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                           ii. Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to
                                    Exhibit 7(v)(ii) to post-effective amendment
                                    No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                           iii. Form of Amendment No. 3 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to
                                    Exhibit 7(v)(iii) to post-effective
                                    amendment No. 1 to Form N-4 file number
                                    333-70728, filed April 29, 2002.

         (vi) Form of Automatic Reinsurance Agreement (Agreement 2000-21) with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to Exhibit 7(vi) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

         (vii) Form of Automatic Reinsurance Agreement (Agreement 2001-41) with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. Incorporated by reference to
                  Exhibit 7(vii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

         (viii) Form of Automatic Reinsurance Agreement (Agreement 2001-47) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(viii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                           (i) Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2001-47) dated July 1, 2001 with AXA Corporate Solutions Life Reinsurance Company. Incorporated by reference to Exhibit 7(viii)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

         (ix) Form of Automatic Reinsurance Agreement (Agreement 2001-48) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(ix) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

(8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

         (i) Form of Remote Service Agreement dated November 1, 1996 between North American Security Life Insurance Company and CSC Continuum Inc. -- Incorporated by reference to Exhibit
                  (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

         (ii) Amendment to Remote Service Agreement dated April 1, 1998 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. -- Incorporated by reference to Exhibit
                  (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 28, 2000

         (iii) Amendment to Remote Service Agreement dated March 1999 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. - Incorporated by reference to Exhibit
                  (b)(8)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

         (iv) Form of Merger Agreement with The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America - Previously filed as Exhibit (b)(8)(iv) to initial registration statement on Form N-4, file no. 333-71074, filed October 5, 2001.

(9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to Exhibit 9 to the Pre-Effective Amendment.

(10) Written consent of Ernst & Young LLP, independent auditors - TO BE FILED BY AMENDMENT

(11)     All financial statements omitted from Item 23, Financial
         Statements--Not Applicable

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

(13)     Schedules of computation,-- Incorporated by reference to Exhibit
         (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

(14)     Financial Data Schedule - Not Applicable.

(15).    Powers of Attorney

                  (i) (Robert A. Cook, John DesPrez III, Geoffrey Guy, James O'Malley, Joseph J. Pietroski, Rex Schlaybaugh) incorporated by reference to exhibit 7 to initial registration statement on Form S-6, file number 333-41814 filed July 20, 2000 on behalf of The Manufacturers Life Insurance Company (U.S.A.)

                  (ii) Powers of Attorney (John Ostler) - Previously filed as Exhibit (15)(ii) to initial registration statement on Form N-4, file no. 333-71074, filed October 5, 2001.

                  (iii) Powers of Attorney (Jim Boyle, John Lyon) - Previously filed as Exhibit (15)(iii) to initial registration statement on Form N-4, file no. 333-71074, filed October 5, 2001.

                  (iv) Power of Attorney (Steven Mannik) - Previously filed as Exhibit (15)(iv) to post-effective amendment no. 1 to this registration statement on April 29, 2002.

Item 25.          Directors and Officers of the Depositor.

OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

John D. DesPrez III**                       Director and Chairman of the Board of Directors, President
James Boyle***                              Director
Robert A. Cook**                            Senior Vice President, U.S. Insurance; Director
Peter Copestake*                            Vice President, Finance
James D. Gallagher**                        Vice President, Secretary and General Counsel
Donald Guloien*                             Executive Vice President and Chief Financial Officer
Geoffrey Guy*                               Director
John Lyon*                                  Vice President and Chief Financial Officer, Investments; Director
Steve Mannik*                               Director
James O'Malley*                             Senior Vice President, U.S. Group Pension; Director
Rex Schlaybaugh, Jr.*                       Director
John Ostler*                                Vice President and Chief Financial Officer
Warren Thomson                              Senior Vice President, Investments
Denis Turner*                               Vice President and Treasurer

*Principal business address is Manulife Financial, 200 Bloor Street, Toronto, Ontario Canada M4W 1E5.

**Principal business address is Manulife Financial, 73 Tremont Street, Boston, MA 02116.

***Principal business address is Manulife Financial, 500 Boylston Street, Boston, MA 02116

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                          CORPORATE ORGANIZATION CHART

                                                                  LEGAL ID     % OF EQUITY     JURISDICTION OF
AFFILIATE                                                                                       INCORPORATION
---------                                                         --------     -----------      -------------
MANULIFE FINANCIAL CORPORATION                                         2            100            CANADA
  The Manufacturers Life Insurance Company                             1            100            Canada
     Manulife Bank of Canada                                          58            100            Canada
     Manulife Financial Services Inc.                                190            100            Canada
     Manulife Securities International Ltd.                           79            100            Canada
     Enterprise Capital Management Inc.                                              20            Ontario
     Cantay Holdings Inc.                                             51            100            Ontario

     994744 Ontario Inc.                                             122            100            Ontario
     DomLife Realty Limited                                          108            100            Canada
     Innova LifeSciences Corporation                                                 16.01         Ontario
     1293319 Ontario Inc.                                            170            100            Ontario
     Manulife International Capital Corporation Limited              135            100            Ontario
       Golf Town Canada Inc.                                         145             63.96         Canada
       Regional Power Inc.                                           136             80            Ontario
                           ADDALAM POWER CORPORATION(1)                              50            Philippines
       VFC Inc.                                                                      25            Canada
       Luxell Technologies Inc.                                                      12.57         Ontario
       MDR Switchview Global Networks Inc.                                           10.45         Canada
     NAL Resources Management Limited                                120            100            Canada
     Seamark Asset Management Ltd.                                   118             35.01         Canada
     First North American Insurance Company                          111            100            Canada
     MLI Resources Inc.                                              194            100            Alberta
     3426505 Canada Inc.                                             161            100            Canada
     NAL Resources Limited                                           117            100            Alberta
     FNA Financial Inc.                                              115            100            Canada
       Elliot & Page Limited                                         116            100            Ontario
     3550435 Canada Inc.                                             107            100            Canada
       MFC Insurance Company Limited                                 106            100            Canada
     The Manufacturers Investment Corporation                         87            100            Michigan
       Manulife Reinsurance Limited                                   67            100            Bermuda
       The Manufacturers Life Insurance Company (U.S.A.)              19            100            Michigan
         Manufacturers Securities Services, LLC                       97            902            Delaware
         The Manufacturers Life Insurance Company of New York         94            100            New York
         Manulife Financial Securities, LLC                            5            100            Delaware
         Thornhill Leasing Investments, LLC                                          90            Delaware
         ESLS Investment Limited, LLC                                167             25            Ohio
         Ironside Venture Partners II LLC                            197            100            Delaware
         Ironside Venture Partners I LLC                             196            100            Delaware
           NewRiver Investor Communications Inc.                                     14.67         Delaware
         The Manufacturers Life Insurance Company of America          17            100            Michigan
         ManuLife Service Corporation                                  7            100            Colorado
         Manulife Property Management of Washington, D.C., Inc.                     100            Wash., D.C.

                                                                                         LEGAL ID     % OF EQUITY   JURISDICTION OF
AFFILIATE                                                                                                            INCORPORATION
---------                                                                                --------       ---------    -------------
         Manulife Capital Corporation                                                       144            100          Delaware
           MF Private Capital Securities, Inc.                                              119            100          Delaware
           MCC Asset Management, Inc.                                                       186            100          Delaware
         Manufacturers Adviser Corporation                                                    6            100          Colorado
         Manulife Leasing Co., LLC                                                                          80          Delaware
         Cavalier Cable Inc.                                                                               100          Delaware
         Ennal, Inc.                                                                        124            100          Ohio
         Dover Leasing Investments, LLC                                                                     99          Delaware
         Flex Holding, LLC                                                                                  27.7        Delaware
           Flex Leasing I, LLC                                                                              99.99       Delaware
         Flex Leasing II, LLC                                                                               19.6        Delaware
     Manulife International Investment Management Limited                                    64            100              U.K.
       Manulife International Fund Management Limited                                                      100              U.K.
     WT (SW) Properties Ltd.                                                                 82            100              U.K.
     Manulife Europe Ruckversicherungs-Aktiengesellschaft                                   138            100          Germany
     Manulife International Holdings Limited                                                152            100          Bermuda
       Manulife Provident Funds Trust Company Limited                                       163            100          Hong Kong
       Manulife Funds Direct (Barbados) Limited                                              78            100          Barbados
         P.T. Manulife Aset Manajemen Indonesia                                                             55          Indonesia
         Manulife Funds Direct (Hong Kong) Limited                                                         100          Hong Kong
       Manulife (International) Limited                                                      28            100          Bermuda
         The Manufacturers (Pacific Asia) Insurance Company Limited                          61            100          Hong Kong
                           MANULIFE CONSULTANTS LIMITED                                                    100          Hong Kong
                           MANULIFE FINANCIAL SHAREHOLDINGS LIMITED                                        100          Hong Kong
         Manulife Financial Management Limited                                                             100          Hong Kong
         Manulife Financial Group Limited                                                                  100          Hong Kong
         Manulife Financial Investment Limited                                                             100          Hong Kong
         Manulife-Sinochem Life Insurance Co. Ltd.                                           43             51          China
     Manulife (Vietnam) Limited                                                             188            100          Vietnam
     The Manufacturers Life Insurance Co. (Phils.), Inc.                                    164            100          Philippines
       Manulife Financial Plans, Inc.                                                       187            100          Philippines
     P.T. Asuransi Jiwa Manulife Indonesia                                                   42             71          Indonesia
       P.T. Buanadaya Sarana Informatika                                                                   100          Indonesia
                  P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                                                    100          Indonesia
     OUB Manulife Pte. Ltd.                                                                  14             50          Singapore
     MIL Holdings (Bermuda) Limited                                                         147            100          Bermuda
       ManuLife (International) Reinsurance Limited                                          34            100          Bermuda
                           MANUFACTURERS LIFE REINSURANCE LIMITED                            49            100          Barbados
         Manulife Management Services Ltd.                                                  191            100          Barbados
         Manufacturers P&C Limited                                                           36            100          Barbados
     Manulife European Holdings (Alberta) Limited                                           146            100          Alberta
       Manulife Hungary Holdings KFT                                                        149             99(3)       Hungary

                                                                                         LEGAL ID    % OF          JURISDICTION OF
AFFILIATE                                                                                              EQUITY       INCORPORATION
     Manulife Century Investments (Alberta) Inc.                                            171         100             Alberta
       Manulife Life Insurance Company                                                      180          35  (4)        Japan
       Manulife Century Investments (Bermuda) Limited                                       172         100             Bermuda
         Manulife Century Investments (Luxembourg) S.A.                                     173         100             Luxembourg
           Manulife Century Investments (Netherlands) B.V.                                  174         100             Netherlands
             Daihyaku Manulife Holdings (Bermuda) Limited                                   175         100             Bermuda
             Manulife Century Holdings (Netherlands) B.V.                                   195         100             Netherlands
                Kyoritsu Confirm Co., Ltd.                                                  179          90.9(5)        Japan
                Manulife Premium Collection Co., Ltd.                                       178          57  (6)        Japan
     Manulife Holdings (Hong Kong) Limited                                                   15         100             Hong Kong
     Manulife (Malaysia) SDN.BHD.                                                            74         100             Malaysia
     Manulife Financial Systems (Hong Kong) Limited                                          53         100             Hong Kong
     Chinfon-Manulife Insurance Company Limited                                              59          60             Bermuda
     MF Leasing (Canada) Inc.                                                               169         100             Ontario
     Manulife Data Services Inc.                                                             81         100             Barbados
     Manucab Ltd.                                                                            30         100             Canada

(1)      Inactive subsidiaries are noted in italics.

(2) 10% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.

(3) 1% of Manulife Hungary Holdings KFT is owned by Manulife Century Investments (Alberta) Inc.

(4) 32.6% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) B.V. and 32.4% is owned by Manulife Century Holdings (Netherlands) B.V.

(5) 9.1% of Kyoritsu Confirm Co., Ltd. is owned by Manulife Life Insurance Company.

(6) 10% of Manulife Premium Collection Co., Ltd. is owned by Manulife Life Insurance Company.


         Item 27. Number of Contract Owners.

         As of February 1, 2003, there were 18,460 qualified contracts and 620 non-qualified contracts of the series offered hereby outstanding.

         Item 28. Indemnification.

         Article XII of the Restated Articles of Redomestication of the Company provides as follows:

         No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

         i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

         ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

         iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

         iv) a transaction from which the director derived an improper personal benefit; or

         v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

         If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

a.       Name of Investment Company                  Capacity In which acting
--       --------------------------                  ------------------------
The Manufacturers Life Insurance                    Principal Underwriter
Company (U.S.A.)

Separate Account A

The Manufacturers Life Insurance                    Principal Underwriter
Company (U.S.A.)

Separate Account H

The Manufacturers Life Insurance                    Principal Underwriter
Company (U.S.A.)

Separate Account I

The Manufacturers Life Insurance                    Principal Underwriter
Company (U.S.A.)

Separate Account L

The Manufacturers Life Insurance                    Principal Underwriter
Company (U.S.A.)

Separate Account M

The Manufacturers Life Insurance                    Principal Underwriter
Company (U.S.A.)

Separate Account N

The Manufacturers Life Insurance                    Principal Underwriter
Company of New York

Separate Account A

The Manufacturers Life Insurance                    Principal Underwriter
Company of New York
Separate Account B

         b. The Manufacturers Life Insurance Company (U.S.A.) is the managing member of Manulife Financial Securities, LLC and has sole power to act on behalf of Manulife Financial Securities, LLC. The officers and directors of The Manufacturers Life Insurance Company (U.S.A.) are set forth under Item 25.

c.       None.

Item 30.  Location of Accounts and Records.

All books and records are maintained at 500 Boylston Street, Suite 400 Boston, MA 02116-3739 and at 73 Tremont Street, Boston, MA 02108.

Item 31.  Management Services.

None.

Item 32.  Undertakings.

a. Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

b. Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Registrant have caused this post-effective amendment to the Registration Statement to be signed on its behalf in the City of Boston, Massachusetts, on this 27th day of February, 2003.

SEPARATE ACCOUNT H OF
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
(Registrant)

By: THE MANUFACTURERS LIFE INSURANCE
     COMPANY (U.S.A.)
     (Depositor)


By: /s/John D. DesPrez III
    ----------------------
     John D. DesPrez III
     President

         Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this post-effective amendment to the Registration Statement to be signed by the undersigned on the 27th day of February, 2003 in the City of Boston, Massachusetts.

THE MANUFACTURERS LIFE
INSURANCE COMPANY (U.S.A.)


By: /s/John D. DesPrez III
    ----------------------
     John D. DesPrez III
     President

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated on this 27th day of February, 2003.

Signature                                     Title
---------                                     -----
/s/John D. DesPrez III                  Chairman and President
----------------------
John D. DesPrez  III                    (Principal Executive Officer)

*                                       Executive Vice President and
----------------------
John Ostler                             (Chief Financial Officer)


*                                       Director
----------------------
James Boyle

*                                       Director
----------------------
Robert A. Cook

*                                       Director
----------------------
Geoffrey Guy

*                                       Director
----------------------
Steve Mannik

*                                       Director
----------------------
James O'Malley

*                                       Director
----------------------
John Lyon

*                                       Director
----------------------
Rex Schlaybaugh, Jr.

*/s/James D. Gallagher
----------------------
JAMES D. GALLAGHER
Pursuant to Power of Attorney